UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive, Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSR for the period ended March 31, 2018, originally filed with the Securities and Exchange Commission on May 30, 2018 (Accession Number 0001193125-18-178675) to amend Item 6, “Schedule of Investments”. The sole purpose of this amendment is to amend the date of the opinion of the Funds’ Auditors. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.

Item 6.	Schedule of Investments.

The information required by this Item 6 (except with respect to the PIMCO Total Return Fund and PIMCO Income Fund) is included as part of the annual reports to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the PIMCO Total Return Fund in its annual report to shareholders, a copy of which is included under Item 1, for this reporting period. The PIMCO Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

Schedule of Investments PIMCO Total Return Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 140.6%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
Centene Corp.
TBD% due 09/13/2018		$314,500	$314,500
CenturyLink, Inc.
4.627% (LIBOR03M + 2.750%) due 01/31/2025 ~		109,711	108,168
Endo Luxembourg Finance Co. SARL
6.188% (LIBOR03M + 4.250%) due 04/29/2024 ~		11,649	11,663
HCA, Inc.
3.877% due 03/07/2025		2,967	2,992
MGM Growth Properties Operating Partnership LP
3.877% (LIBOR03M + 2.000%) due 04/25/2023 ~		24,010	24,091
Petrobras Netherlands BV
TBD% due 02/01/2025 «		12,500	12,433
Ply Gem Industries, Inc.
1.000% due 03/28/2025		3,500	3,483
Post Holdings, Inc.
3.880% (LIBOR03M + 2.000%) due 05/24/2024 ~		4,268	4,282
State Of Qatar
TBD% due 12/21/2020 «		40,000	39,544
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		19,200	19,225
Swissport Investments S.A.
4.750% (EUR003M + 4.750%) due 02/08/2022 ~	EUR	11,100	13,393
Techem GmbH
3.000% (EUR003M + 3.000%) due 10/02/2024 ~		10,300	12,691
Wyndham Hotels & Resorts, Inc.
1.000% due 03/28/2025		$1,500	1,500

Total Loan Participations and Assignments (Cost $566,522)			567,965

CORPORATE BONDS & NOTES 28.1%
BANKING & FINANCE 23.9%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		400	403
3.950% due 02/01/2022		200	201
4.250% due 07/01/2020		17,600	17,918
4.500% due 05/15/2021		4,200	4,305
4.625% due 10/30/2020		13,400	13,799
Alexandria Real Estate Equities, Inc.
3.900% due 06/15/2023		26,300	26,611
Ally Financial, Inc.
3.500% due 01/27/2019		69,457	69,717
4.750% due 09/10/2018		119,254	120,470
8.000% due 03/15/2020		23,806	25,651
Ambac LSNI LLC
6.811% due 02/12/2023 ~		17,201	17,416
American Express Co.
3.400% due 02/27/2023		69,600	69,521
American Homes 4 Rent LP
4.250% due 02/15/2028		7,678	7,534
American International Group, Inc.
3.750% due 07/10/2025		17,000	16,757
4.875% due 06/01/2022		15	16
5.750% due 04/01/2048 •		3,500	3,554
American Tower Corp.
2.800% due 06/01/2020		1,704	1,692
ASIF SRL
15.263% due 04/09/2018 ~	EUR	7,126,000	4,561
Banco do Brasil S.A.
6.000% due 01/22/2020		$4,700	4,929
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(e)	EUR	20,600	7,731
Banco Santander S.A.
6.250% due 09/11/2021 •(k)(l)		5,500	7,472
Bank Nederlandse Gemeenten NV
2.500% due 02/28/2020		$32,800	32,763

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Bank of America Corp.
2.625% due 04/19/2021		$18,700	$18,425
2.741% (US0003M + 1.000%) due 04/24/2023 ~		65,400	65,905
2.815% due 03/05/2024 ~		144,600	143,996
2.881% due 04/24/2023 •		26,600	26,063
2.958% due 10/01/2021 ~		13,200	13,237
3.159% (US0003M + 1.420%) due 04/19/2021 ~		17,620	18,134
3.300% due 01/11/2023		24,365	24,315
3.419% due 12/20/2028 •		86,962	83,343
3.550% due 03/05/2024 •(o)		172,800	173,385
4.000% due 04/01/2024		7,130	7,289
4.100% due 07/24/2023		17,990	18,578
4.125% due 01/22/2024		20,500	21,109
5.650% due 05/01/2018		1,700	1,704
5.875% due 03/15/2028 •(k)		24,800	24,987
6.875% due 04/25/2018		543,557	544,986
Bank of America N.A.
1.750% due 06/05/2018		13,800	13,782
Bank of Nova Scotia
1.450% due 04/25/2018		80	80
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.127% (US0003M + 1.020%) due 09/14/2018 ~		25,000	25,095
Barclays Bank PLC
6.750% due 05/22/2019		11,753	12,266
7.625% due 11/21/2022 (l)		100,995	111,016
7.750% due 04/10/2023 •(l)		13,399	13,435
10.000% due 05/21/2021	GBP	3,100	5,296
10.179% due 06/12/2021		$225,752	265,125
14.000% due 06/15/2019 •(k)	GBP	367,534	582,666
Barclays PLC
3.200% due 08/10/2021		$34,500	34,101
3.333% (US0003M + 1.625%) due 01/10/2023 ~		49,400	50,638
3.684% due 01/10/2023		45,200	44,841
3.921% (US0003M + 2.110%) due 08/10/2021 ~		62,000	64,700
4.337% due 01/10/2028		7,800	7,728
BBVA Bancomer S.A.
6.500% due 03/10/2021 (o)		119,600	127,374
7.250% due 04/22/2020		5,000	5,332
BGC Partners, Inc.
5.125% due 05/27/2021		10,700	10,969
Blackstone CQP Holdco LP
6.000% due 08/18/2021		49,760	50,133
6.500% due 03/20/2021		340,100	343,501
Boston Properties LP
3.200% due 01/15/2025		2,100	2,029
BRFkredit A/S
1.000% due 04/01/2018	DKK	93,500	15,433
1.000% due 10/01/2018		139,000	23,112
2.000% due 04/01/2018		297,400	49,087
2.000% due 10/01/2018		150,000	25,064
Brixmor Operating Partnership LP
4.125% due 06/15/2026		$10,000	9,818
Capital One Financial Corp.
2.217% due 10/30/2020 ~		46,700	46,535
CBL & Associates LP
5.950% due 12/15/2026		3,300	2,780
CC Holdings GS LLC
3.849% due 04/15/2023		1,500	1,508
CIT Group, Inc.
3.875% due 02/19/2019		1,300	1,309
5.375% due 05/15/2020		800	827
5.500% due 02/15/2019		19,469	19,968
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		13,361	14,438
Citigroup, Inc.
1.700% due 04/27/2018		15,000	14,992
2.050% due 06/07/2019		57,300	56,785
2.350% due 08/02/2021		28,900	28,078
2.450% due 01/10/2020		60,900	60,354
2.498% (US0003M + 0.790%) due 01/10/2020 ~		15,600	15,695
2.647% (US0003M + 0.880%) due 07/30/2018 ~		28,300	28,359
2.650% due 10/26/2020		29,100	28,766
2.700% due 03/30/2021		65,300	64,384

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.705% (US0003M + 0.960%) due 04/25/2022 ~		$68,900	$69,336
2.750% due 04/25/2022		61,800	60,240
2.965% (US0003M + 0.930%) due 06/07/2019 ~(o)		119,100	119,907
3.436% (US0003M + 1.430%) due 09/01/2023 ~		21,426	21,962
3.682% (US0003M + 1.380%) due 03/30/2021 ~		72,200	73,948
3.887% due 01/10/2028 •		92,900	92,440
8.400% due 04/30/2018 •(k)		5,000	5,019
Cooperatieve Rabobank UA
4.375% due 08/04/2025		46,000	46,509
5.500% due 06/29/2020 •(k)(l)	EUR	3,921	5,216
6.625% due 06/29/2021 •(k)(l)		600	842
6.875% due 03/19/2020 (l)		12,500	17,341
11.000% due 06/30/2019 •(k)		$62,745	68,848
Corporate Office Properties LP
5.000% due 07/01/2025		28,500	29,472
Credit Suisse AG
6.500% due 08/08/2023 (l)		12,600	13,728
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		25,000	24,873
3.450% due 04/16/2021		36,200	36,213
3.750% due 03/26/2025		51,600	50,445
3.800% due 09/15/2022 (o)		125,529	126,495
3.800% due 06/09/2023		93,100	93,352
4.024% (US0003M + 2.290%) due 04/16/2021 ~		150,650	158,283
Crown Castle International Corp.
5.250% due 01/15/2023		21,541	22,907
Daiwa Securities Group, Inc.
3.129% due 04/19/2022		40,300	39,808
Deutsche Bank AG
2.560% due 01/22/2021 ~		104,600	104,057
2.692% (US0003M + 0.970%) due 07/13/2020 ~		94,500	94,781
2.850% due 05/10/2019		55,400	55,214
3.040% due 11/16/2022 ~		84,300	84,246
3.375% due 05/12/2021		31,000	30,657
3.721% (US0003M + 1.910%) due 05/10/2019 ~		105,300	106,738
3.950% due 02/27/2023		82,600	82,428
4.250% due 10/14/2021 (o)		240,500	244,425
Dexia Credit Local S.A.
2.375% due 09/20/2022		167,300	163,184
2.500% due 01/25/2021		66,450	65,988
Digital Realty Trust LP
3.400% due 10/01/2020		20,000	20,129
3.950% due 07/01/2022		28,100	28,640
4.750% due 10/01/2025		10,000	10,450
Emerald Bay S.A.
0.000% due 10/08/2020 (h)	EUR	17,397	20,106
Equinix, Inc.
2.875% due 03/15/2024		17,900	21,899
ERP Operating LP
2.850% due 11/01/2026		$5,900	5,589
Essex Portfolio LP
3.500% due 04/01/2025		6,100	5,982
Ford Motor Credit Co. LLC
2.240% due 06/15/2018		3,100	3,096
2.641% (US0003M + 0.830%) due 08/12/2019 ~		4,700	4,720
2.901% (US0003M + 0.830%) due 03/12/2019 ~		10,000	10,029
2.943% due 01/08/2019		11,300	11,306
3.157% due 08/04/2020		1,200	1,194
3.200% due 01/15/2021		29,505	29,276
3.284% (US0003M + 1.580%) due 01/08/2019 ~		52,600	53,059

2	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.336% due 03/18/2021		$39,400	$39,180
3.565% (US0003M + 1.270%) due 03/28/2022 ~		4,040	4,100
5.000% due 05/15/2018		4,200	4,210
GAIF Bond Issuer Pty. Ltd.
3.400% due 09/30/2026		5,400	5,104
Gateway Casinos & Entertainment Ltd.
5.000% due 03/12/2038 «	CAD	105,100	82,948
General Motors Financial Co., Inc.
2.329% due 11/06/2020 ~		$202,800	202,135
2.400% due 04/10/2018		45,436	45,433
2.450% due 11/06/2020 (o)		202,800	198,386
2.650% (US0003M + 0.930%) due 04/13/2020 ~		28,600	28,877
3.068% (US0003M + 1.360%) due 04/10/2018 ~		600	600
3.200% due 07/13/2020		63,300	63,198
3.250% due 05/15/2018		16,535	16,540
3.500% due 07/10/2019		24,735	24,901
6.750% due 06/01/2018		10,970	11,042
Glitnir Banki HF
0.000% due 12/31/2030 «	EUR	27	1
Goldman Sachs Group, Inc.
2.552% due 10/31/2022 ~		$31,800	31,762
2.556% due 02/23/2023 ~		81,900	81,636
2.750% due 09/15/2020		26,000	25,747
2.876% due 10/31/2022 •		65,500	64,136
2.904% (US0003M + 1.160%) due 04/23/2020 ~		19,964	20,249
2.967% (US0003M + 1.200%) due 04/30/2018 ~		8,200	8,205
3.200% due 02/23/2023		30,100	29,688
3.325% (US0003M + 1.200%) due 09/15/2020 ~		25,000	25,403
3.500% due 01/23/2025		10,100	9,912
3.714% (US0003M + 1.770%) due 02/25/2021 ~		100,000	103,520
3.850% due 07/08/2024		16,113	16,193
5.250% due 07/27/2021		1,100	1,165
7.500% due 02/15/2019		2,200	2,289
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		5,000	4,811
GSPA Monetization Trust
6.422% due 10/09/2029		17,060	19,583
HBOS PLC
6.750% due 05/21/2018 (o)		253,366	254,700
HCP, Inc.
4.000% due 12/01/2022		29,900	30,514
Hospitality Properties Trust
4.250% due 02/15/2021		56,100	57,116
Host Hotels & Resorts LP
3.750% due 10/15/2023		40	40
HSBC Holdings PLC
3.196% (US0003M + 1.500%) due 01/05/2022 ~		69,000	71,095
3.400% due 03/08/2021		32,500	32,659
4.287% (US0003M + 2.240%) due 03/08/2021 ~		49,700	52,226
4.300% due 03/08/2026		8,300	8,520
ING Bank NV
2.625% due 12/05/2022		48,200	47,286
ING Groep NV
3.452% (US0003M + 1.150%) due 03/29/2022 ~		12,100	12,297
International Lease Finance Corp.
6.250% due 05/15/2019		2,900	3,000
7.125% due 09/01/2018		43,075	43,797
8.625% due 01/15/2022		3,000	3,501
Intesa Sanpaolo SpA
3.875% due 01/15/2019		15,400	15,503
7.000% due 01/19/2021 •(k)(l)	EUR	2,400	3,224
Jefferies Finance LLC
7.375% due 04/01/2020		$200	203
JPMorgan Chase & Co.
2.250% due 01/23/2020		8,200	8,102
2.295% (US0003M + 0.550%) due 04/25/2018 ~		50,255	50,265

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.400% due 06/07/2021		$8,800	$8,599
2.550% due 10/29/2020		9,700	9,582
2.550% due 03/01/2021		23,700	23,330
2.645% (US0003M + 0.900%) due 04/25/2023 ~		66,000	66,293
2.750% due 06/23/2020		76,800	76,386
3.250% due 09/23/2022		5	5
3.300% due 04/01/2026		100	97
3.486% (US0003M + 1.480%) due 03/01/2021 ~		15,000	15,434
3.625% due 05/13/2024		1,700	1,697
3.875% due 02/01/2024		10,650	10,814
JPMorgan Chase Bank N.A.
2.070% due 02/13/2020 ~		79,900	79,912
Kilroy Realty LP
4.375% due 10/01/2025		3,100	3,143
Kimco Realty Corp.
2.700% due 03/01/2024		10,200	9,609
3.300% due 02/01/2025		4,000	3,853
LeasePlan Corp. NV
2.500% due 05/16/2018		3,462	3,460
Liberty Property LP
4.750% due 10/01/2020		75	78
Lifestorage LP
3.500% due 07/01/2026		8,900	8,512
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		23,500	24,352
Lloyds Bank PLC
6.500% due 09/14/2020		100	107
12.000% due 12/16/2024 •(k)		436,085	550,305
Lloyds Banking Group PLC
3.000% due 10/11/2018 (m)		22,500	22,454
3.000% due 02/04/2019 (m)		17,500	17,409
3.265% due 03/07/2025 ~	AUD	9,990	7,625
4.000% due 03/07/2025		24,600	18,979
7.625% due 06/27/2023 •(k)(l)	GBP	25,200	39,578
MetLife, Inc.
7.717% due 02/15/2019		$120	125
Metropolitan Life Global Funding
2.608% (US0003M + 0.430%) due 12/19/2018 ~		10,000	10,020
3.450% due 12/18/2026		14,000	13,681
Mitsubishi UFJ Financial Group, Inc.
2.757% due 03/02/2023 ~		98,400	98,319
3.455% due 03/02/2023		111,100	111,023
3.886% (US0003M + 1.880%) due 03/01/2021 ~		4,853	5,030
Mizuho Financial Group, Inc.
2.815% due 03/05/2023 ~		111,100	111,020
3.549% due 03/05/2023		116,400	115,863
MMcapS Funding Ltd.
2.576% (US0003M + 0.290%) due 12/26/2039 ~		27,406	25,364
Morgan Stanley
2.294% due 02/10/2021 ~		129,800	129,906
2.450% due 02/01/2019		35,000	34,936
2.500% due 04/21/2021		20,200	19,798
2.633% (US0003M + 0.800%) due 02/14/2020 ~		79,880	80,133
2.925% (US0003M + 1.180%) due 01/20/2022 ~		64,025	64,824
3.125% due 07/27/2026		2,800	2,651
3.145% (US0003M + 1.400%) due 04/21/2021 ~		1,788	1,835
5.500% due 01/26/2020		100	104
5.625% due 09/23/2019		200	208
Nasdaq, Inc.
2.638% due 03/22/2019 ~		35,600	35,649
National Australia Bank Ltd.
2.250% due 03/16/2021		16,600	16,314
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		165	234
Nationwide Building Society
3.766% due 03/08/2024 •		160,000	159,681
Navient Corp.
5.875% due 03/25/2021		600	616
8.000% due 03/25/2020		1,000	1,065
8.450% due 06/15/2018		114,136	115,392
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018	DKK	639,100	105,486
1.000% due 10/01/2018		2,294,100	381,505
2.000% due 04/01/2018		58,800	9,705

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Nykredit Realkredit A/S
1.000% due 04/01/2018	DKK	2,626,900	$433,583
1.000% due 07/01/2018		1,201,200	199,054
1.000% due 10/01/2018		10,164,900	1,690,406
2.000% due 04/01/2018		513,100	84,690
2.000% due 07/01/2018		100,000	16,609
2.000% due 10/01/2018		100,000	16,709
Omega Healthcare Investors, Inc.
5.250% due 01/15/2026		$33,300	33,842
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		88,600	91,885
OneMain Financial Holdings LLC
7.250% due 12/15/2021		42,475	44,041
ORIX Corp.
2.650% due 04/13/2021		2,500	2,452
Pinnacol Assurance
8.625% due 06/25/2034 «(m)		15,000	16,267
Piper Jaffray Cos.
5.060% due 10/09/2018		70,000	70,595
Preferred Term Securities Ltd.
2.435% (US0003M + 0.310%) due 12/22/2036 ~		65,144	58,988
2.505% (US0003M + 0.380%) due 09/23/2035 ~		10,313	9,643
2.578% (US0003M + 0.400%) due 06/23/2035 ~		12,691	11,676
Prudential Financial, Inc.
4.860% (CPI YOY + 2.750%) due 08/10/2018 ~		4,870	4,894
Public Storage
2.370% due 09/15/2022		13,000	12,522
Realkredit Danmark A/S
1.000% due 04/01/2018	DKK	5,383,700	888,605
2.000% due 04/01/2018		3,123,500	515,548
Rio Oil Finance Trust
9.250% due 07/06/2024		$13,727	14,970
Royal Bank of Canada
1.875% due 02/05/2020		15	15
2.200% due 09/23/2019		9,995	9,945
2.300% due 03/22/2021		56,800	55,850
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	19,200	25,224
3.875% due 09/12/2023		$31,200	30,838
7.500% due 08/10/2020 •(k)(l)		7,600	7,923
7.648% due 09/30/2031 •(k)		13,890	17,432
8.625% due 08/15/2021 •(k)(l)		12,200	13,283
Santander Holdings USA, Inc.
2.700% due 05/24/2019		33,807	33,731
Santander UK Group Holdings PLC
2.875% due 10/16/2020		10,000	9,917
2.875% due 08/05/2021		61,439	60,236
3.125% due 01/08/2021		8,900	8,846
Santander UK PLC
2.500% due 03/14/2019		10,375	10,340
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		2,400	2,396
2.375% due 03/25/2019		5,600	5,585
SL Green Realty Corp.
4.500% due 12/01/2022		850	873
5.000% due 08/15/2018		68	68
7.750% due 03/15/2020		400	434
Springleaf Finance Corp.
6.125% due 05/15/2022		36,020	36,798
6.875% due 03/15/2025		41,090	41,347
8.250% due 12/15/2020		84,700	92,429
Sumitomo Mitsui Banking Corp.
2.450% due 01/16/2020		5,500	5,441
Sumitomo Mitsui Financial Group, Inc.
2.879% (US0003M + 1.140%) due 10/19/2021 ~		18,400	18,709
2.934% due 03/09/2021		1,900	1,885
Sumitomo Mitsui Trust Bank Ltd.
2.050% due 03/06/2019		14,300	14,192
2.535% (US0003M + 0.510%) due 03/06/2019 ~		32,000	32,053
2.644% (US0003M + 0.910%) due 10/18/2019 ~		37,300	37,590

See Accompanying Notes	3

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Swedbank AB
2.375% due 02/27/2019		$3,000	$2,994
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	13,635	21,614
5.661% due 10/13/2041		8,180	13,237
5.744% due 04/13/2040		8,993	14,652
5.801% due 10/13/2040		23,222	38,193
Toronto-Dominion Bank
2.250% due 03/15/2021		$39,400	38,704
2.500% due 01/18/2023		37,300	36,688
U.S. Capital Funding Ltd.
2.653% (US0003M + 0.880%) due 05/01/2034 ~		11,400	10,830
UBS AG
2.304% due 05/28/2019 ~		69,900	69,941
2.355% (US0003M + 0.320%) due 12/07/2018 ~(o)		171,000	171,160
2.486% due 12/01/2020 ~		67,800	67,856
2.627% (US0003M + 0.580%) due 06/08/2020 ~		254,600	255,673
2.856% (US0003M + 0.850%) due 06/01/2020 ~		13,300	13,440
5.125% due 05/15/2024 (l)		300	307
7.625% due 08/17/2022 (l)		35,250	39,656
UBS Group Funding Switzerland AG
2.650% due 02/01/2022		11,800	11,448
2.950% due 09/24/2020		20,000	19,860
3.000% due 04/15/2021		102,555	101,527
3.303% (US0003M + 1.530%) due 02/01/2022 ~		17,300	17,841
3.500% (US0003M + 1.780%) due 04/14/2021 ~		184,300	191,048
4.125% due 09/24/2025		12,000	12,071
4.125% due 04/15/2026		43,200	43,398
UDR, Inc.
4.000% due 10/01/2025		200	201
VEREIT Operating Partnership LP
4.875% due 06/01/2026		4,500	4,549
Washington Prime Group LP
5.950% due 08/15/2024		81,926	78,193
WEA Finance LLC
3.150% due 04/05/2022		10,600	10,489
3.250% due 10/05/2020		25,000	25,041
3.750% due 09/17/2024		12,300	12,327
Wells Fargo & Co.
3.002% (US0003M + 1.230%) due 10/31/2023 ~		50,100	50,860
5.895% (US0003M + 3.770%) due 06/15/2018 ~(k)		117,300	119,129
Wells Fargo Bank N.A.
2.675% (US0003M + 0.650%) due 12/06/2019 ~		64,300	64,689

			17,215,330

INDUSTRIALS 3.1%
AbbVie, Inc.
1.800% due 05/14/2018		700	699
2.900% due 11/06/2022		7,400	7,234
Aetna, Inc.
1.700% due 06/07/2018		35,800	35,762
Allergan Finance LLC
3.250% due 10/01/2022		7,751	7,595
Allergan Funding SCS
3.450% due 03/15/2022		17,201	17,065
Allergan Sales LLC
5.000% due 12/15/2021		2,500	2,611
Altice Financing S.A.
7.500% due 05/15/2026		66,000	64,845
Altice France S.A.
7.375% due 05/01/2026		50,700	48,482
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	200	240
7.750% due 05/15/2022		$700	652
Amazon.com, Inc.
2.400% due 02/22/2023		15,300	14,787
American Airlines Pass-Through Trust
3.000% due 04/15/2030		11,085	10,498
3.250% due 04/15/2030		8,655	8,254

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021	$1,250	$1,241
3.300% due 02/01/2023	9,535	9,548
Asciano Finance Ltd.
4.625% due 09/23/2020	30	31
BAT Capital Corp.
2.297% due 08/14/2020	56,100	55,027
2.423% due 08/14/2020 ~	86,100	86,399
2.719% due 08/15/2022 ~	85,400	85,964
2.764% due 08/15/2022	11,700	11,325
3.222% due 08/15/2024	11,700	11,291
BAT International Finance PLC
1.625% due 09/09/2019	6,300	6,195
2.750% due 06/15/2020	25,100	24,896
Baxalta, Inc.
3.028% (US0003M + 0.780%) due 06/22/2018 ~	21,450	21,472
3.600% due 06/23/2022	5,000	4,988
Becton Dickinson and Co.
2.133% due 06/06/2019	20,000	19,778
Boston Scientific Corp.
6.000% due 01/15/2020	700	735
Broadcom Corp.
3.625% due 01/15/2024	23,400	23,040
Campbell Soup Co.
3.300% due 03/15/2021	40,300	40,560
3.650% due 03/15/2023	29,000	29,081
3.950% due 03/15/2025	17,000	16,936
4.150% due 03/15/2028	35,500	35,183
CBS Corp.
4.000% due 01/15/2026	8,000	7,901
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023	10,890	10,932
Charter Communications Operating LLC
3.579% due 07/23/2020	23,400	23,475
4.464% due 07/23/2022	53,500	54,721
4.908% due 07/23/2025	50,800	51,963
Continental Airlines Pass-Through Trust
7.707% due 10/02/2022 «	645	693
Corning, Inc.
2.900% due 05/15/2022	5	5
CRH America Finance, Inc.
3.950% due 04/04/2028 (c)	19,200	19,165
4.500% due 04/04/2048 (c)	6,900	6,857
CSC Holdings LLC
7.625% due 07/15/2018	690	704
CVS Health Corp.
3.125% due 03/09/2020	1,800	1,804
3.700% due 03/09/2023	104,900	105,338
4.300% due 03/25/2028	56,000	56,457
CVS Pass-Through Trust
8.353% due 07/10/2031	217	267
Daimler Finance North America LLC
2.000% due 08/03/2018	2,950	2,946
Dell International LLC
4.420% due 06/15/2021 (o)	115,500	118,541
5.450% due 06/15/2023	80,000	84,867
DISH DBS Corp.
7.875% due 09/01/2019	700	735
DXC Technology Co.
2.956% due 03/01/2021 ~	13,100	13,116
Enbridge, Inc.
2.108% due 01/10/2020 ~	92,900	92,732
2.825% (US0003M + 0.700%) due 06/15/2020 ~	4,600	4,619
Energy Transfer LP
2.500% due 06/15/2018	22,100	22,105
4.500% due 11/01/2023	35,125	35,606
6.700% due 07/01/2018	6,800	6,871
ERAC USA Finance LLC
2.800% due 11/01/2018	2,130	2,130
Full House Resorts, Inc.
8.575% due 01/31/2024 «	37,606	36,547
General Electric Co.
5.000% due 01/21/2021 •(k)	8,153	8,082
5.500% due 01/08/2020	4,300	4,473
General Motors Co.
3.500% due 10/02/2018	4,320	4,327
Hamilton College
4.750% due 07/01/2113	29,370	30,168
HCA, Inc.
3.750% due 03/15/2019	62,591	62,985
5.875% due 03/15/2022	300	317
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018	6,600	6,608
Imperial Brands Finance PLC
2.950% due 07/21/2020	28,200	28,010
3.750% due 07/21/2022	29,000	29,133

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Kraft Heinz Foods Co.
2.000% due 07/02/2018		$9,200	$9,191
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		46,068	45,492
4.500% due 08/15/2025		4,509	4,410
Medtronic Global Holdings S.C.A.
1.700% due 03/28/2019		13,800	13,675
Medtronic, Inc.
3.150% due 03/15/2022		3,300	3,306
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		18,000	17,256
Microsoft Corp.
2.875% due 02/06/2024		26,400	25,936
Motors Liquidation Co.
8.375% due 07/05/2033 ^«(e)	EUR	20,000	0
MPLX LP
4.500% due 04/15/2038		$10,500	10,330
4.700% due 04/15/2048		12,200	11,989
Northwest Airlines Pass-Through Trust
6.264% due 05/20/2023		1,551	1,617
7.041% due 10/01/2023		8,587	9,531
7.150% due 04/01/2021		2,448	2,545
Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/30/2018 (h)(k)		35,730	981
Oracle Corp.
1.900% due 09/15/2021		24,000	23,178
Pioneer Natural Resources Co.
6.875% due 05/01/2018		500	502
Pisces Midco, Inc.
8.000% due 04/15/2026		1,650	1,650
Reynolds American, Inc.
4.000% due 06/12/2022		11,456	11,662
Rockies Express Pipeline LLC
5.625% due 04/15/2020		8,890	9,246
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		15,000	16,160
SBA Tower Trust
2.877% due 07/10/2046		13,500	13,364
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		68,300	67,191
2.400% due 09/23/2021		6,400	6,183
Southern Co.
2.750% due 06/15/2020		800	794
Spectra Energy Partners LP
2.725% (US0003M + 0.700%) due 06/05/2020 ~		18,000	18,126
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		19,400	19,545
5.152% due 09/20/2029		69,000	69,517
Tesco PLC
5.125% due 04/10/2047	EUR	8,300	12,277
Teva Pharmaceutical Finance BV
1.500% due 10/25/2018	CHF	2,945	3,101
Teva Pharmaceutical Finance Netherlands BV
0.375% due 07/25/2020	EUR	400	480
3.250% due 04/15/2022		21,000	25,950
4.500% due 03/01/2025		20,900	25,815
6.000% due 04/15/2024		$9,100	8,845
Textron, Inc.
2.361% due 11/10/2020 ~		11,400	11,392
Time Warner Cable LLC
5.000% due 02/01/2020		1,600	1,644
8.250% due 04/01/2019		5,640	5,920
TransCanada PipeLines Ltd.
3.125% due 01/15/2019		19,000	19,073
Valeant Pharmaceuticals International, Inc.
9.250% due 04/01/2026		9,100	9,089
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	17,700	24,558
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018		$2,000	1,997
WestJet Airlines Ltd.
3.500% due 06/16/2021		30,100	29,994
Wynn Las Vegas LLC
5.250% due 05/15/2027		1,800	1,768
5.500% due 03/01/2025		16,200	16,321
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		8,537	8,447
3.375% due 11/30/2021		1,700	1,692

			2,259,354

UTILITIES 1.1%
AT&T, Inc.
2.372% (US0003M + 0.650%) due 01/15/2020 ~		76,600	76,902
2.672% (US0003M + 0.950%) due 07/15/2021 ~(o)		128,053	129,469
3.400% due 05/15/2025		20,300	19,580

4	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Blue Racer Midstream LLC
6.125% due 11/15/2022		$21,964	$22,458
BP Capital Markets PLC
2.183% (US0003M + 0.350%) due 08/14/2018 ~		55,100	55,136
Electricite de France S.A.
6.500% due 01/26/2019		6,100	6,272
Emera U.S. Finance LP
2.150% due 06/15/2019		5,400	5,337
Entergy Gulf States Louisiana LLC
3.950% due 10/01/2020		200	204
Exelon Corp.
3.950% due 06/15/2025		733	736
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	4,500	4,810
Genesis Energy LP
6.750% due 08/01/2022		$42,734	44,069
Monongahela Power Co.
3.550% due 05/15/2027		4,000	3,978
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~		172,600	172,599
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		37,694	36,940
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (d)		60,338	30,923
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		5,452	5,275
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (d)		16,443	4,892
Petrobras Global Finance BV
5.299% due 01/27/2025		7,278	7,196
6.125% due 01/17/2022		6,700	7,176
Plains All American Pipeline LP
2.600% due 12/15/2019		4,167	4,114
Rio Oil Finance Trust
9.750% due 01/06/2027		34,214	37,396
Sempra Energy
2.575% due 03/15/2021 ~		8,890	8,919
Sprint Capital Corp.
6.900% due 05/01/2019		13,300	13,732
Verizon Communications, Inc.
2.454% (US0003M + 0.550%) due 05/22/2020 ~		36,100	36,266
3.376% due 02/15/2025		63,662	62,636
3.500% due 11/01/2024		115	114
Virginia Electric & Power Co.
4.450% due 02/15/2044		10	11

			797,140

Total Corporate Bonds & Notes (Cost $19,745,322)			20,271,824

MUNICIPAL BONDS & NOTES 0.6%
ALABAMA 0.0%
Alabama Economic Settlement Authority Revenue Notes, Series 2016
3.163% due 09/15/2025		13,200	13,189

CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030		100	120
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		602	870
7.550% due 04/01/2039		402	614
California State Public Works Board Revenue Bonds, (BABs), Series 2010
8.000% due 03/01/2035		7,070	7,776
Irvine Unified School District, California Special Tax Notes, Series 2011
5.845% due 09/01/2018		750	760
6.328% due 09/01/2019		500	521
6.578% due 09/01/2020		1,000	1,065

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Long Beach Redevelopment Agency, California Tax Allocation Bonds, (BABs), Series 2010
8.110% due 08/01/2030	$4,000	$4,353
8.360% due 08/01/2040	9,525	10,425
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	11,615	15,573
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	200	276
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	12,700	14,005
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039	20,000	21,282
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	700	780
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (AGM Insured), Series 2010
7.400% due 09/01/2036	2,000	2,257
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	1,000	1,070

		81,747

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR Insured), Series 2003
5.910% due 06/01/2033	165	182

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	50,934	62,873

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	30,005	31,996
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	9,755	10,831
7.750% due 01/01/2042	18,030	19,653

		62,480

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	22,660	23,039

MASSACHUSETTS 0.0%
Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	15,700	17,122

MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	275	274

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2021 (h)	3,000	2,739
New Jersey Economic Development Authority Revenue Bonds, (BABs), Series 2010
6.425% due 12/15/2035	600	618

		3,357

NEW YORK 0.0%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
4.905% due 11/01/2024	400	441
New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	180	193
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
6.000% due 06/01/2027	5,110	5,113

		5,747

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
OHIO 0.0%
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	$2,980	$3,933

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.301% due 06/15/2021	2,100	2,220
5.401% due 06/15/2022	3,500	3,736
5.501% due 06/15/2023	3,500	3,785

		9,741

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	194

SOUTH CAROLINA 0.0%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
2.146% due 12/01/2023 ~	942	938

TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
2.795% due 04/01/2040 ~	6,728	6,821

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	132,780	131,950

Total Municipal Bonds & Notes (Cost $398,913)		423,587

U.S. GOVERNMENT AGENCIES 47.2%
Bolivia Government AID Bond
2.437% (US0003M + 0.125%) due 02/01/2019 «~	416	408
Fannie Mae
0.000% due 01/25/2019 - 03/25/2036 (b)(h)	2,008	1,808
0.000% due 10/09/2019 (h)	13,300	12,831
0.615% due 08/25/2022 ~(a)	64,078	1,386
1.376% due 03/25/2036 ~(a)	30,914	1,575
1.532% due 05/25/2044 ~(a)	24,550	1,038
1.541% due 06/25/2055 ~(a)	24,880	1,120
1.662% due 12/25/2038 ~(a)	30,459	1,288
1.737% (LIBOR01M + 0.120%) due 06/25/2032 ~	11	11
1.932% (LIBOR01M + 0.060%) due 07/25/2037 ~	199	195
1.978% (COF 11 + 1.250%) due 11/01/2024 ~	84	83
1.987% (COF 11 + 1.250%) due 03/01/2033 ~	36	37
1.992% (LIBOR01M + 0.120%) due 03/25/2034 ~	51	51
2.000% (COF 11 + 1.250%) due 09/01/2024 - 12/01/2024 ~	14	13
2.002% (LIBOR01M + 0.130%) due 03/25/2036 ~	1,519	1,448
2.003% (COF 11 + 1.250%) due 10/01/2020 ~	4	4
2.022% (LIBOR01M + 0.150%) due 08/25/2034 ~	45	45
2.025% (LIBOR01M + 0.450%) due 09/25/2046 ~(o)	51,855	51,888
2.072% (US0001M + 0.200%) due 05/25/2035 ~	12	12
2.122% (LIBOR01M + 0.250%) due 05/25/2037 ~	41	41
2.172% (LIBOR01M + 0.300%) due 12/25/2028 - 03/25/2037 ~	894	892
2.192% (LIBOR01M + 0.320%) due 06/25/2037 ~	167	167

See Accompanying Notes	5

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.208% (LIBOR01M + 0.400%) due 04/18/2028 ~	$32	$32
2.222% (LIBOR01M + 0.350%) due 08/25/2033 - 05/25/2042 ~	1,143	1,149
2.222% (US0001M + 0.350%) due 03/25/2044 ~	332	332
2.232% (LIBOR01M + 0.360%) due 03/25/2037 ~	15	15
2.252% (LIBOR01M + 0.380%) due 07/25/2037 ~	563	566
2.258% (LIBOR01M + 0.450%) due 10/18/2030 ~	179	180
2.272% (LIBOR01M + 0.400%) due 06/25/2029 - 11/25/2036 ~	1,794	1,800
2.278% (H15T1Y + 1.250%) due 01/01/2021 ~	2	2
2.279% (- 1.0*LIBOR01M + 4.150%) due 02/25/2033 ~	999	861
2.322% (LIBOR01M + 0.450%) due 08/25/2021 - 09/25/2037 ~	2,082	2,091
2.358% (LIBOR01M + 0.550%) due 12/18/2031 ~	47	48
2.372% (LIBOR01M + 0.500%) due 08/25/2030 - 05/25/2040 ~	450	452
2.392% (LIBOR01M + 0.520%) due 10/25/2040 ~	49	49
2.401% (12MTA + 1.200%) due 07/01/2042 - 10/01/2044 ~	10,839	11,028
2.401% (12MTA + 1.200%) due 10/01/2044 ~(o)	5,479	5,576
2.402% (12MTA + 1.201%) due 12/01/2044 ~	1,740	1,771
2.420% due 02/01/2019	46	46
2.422% (LIBOR01M + 0.550%) due 09/25/2041 ~	198	200
2.451% (12MTA + 1.250%) due 09/01/2041 ~(o)	5,639	5,733
2.452% (LIBOR01M + 0.580%) due 08/25/2037 ~	6,243	6,298
2.472% (LIBOR01M + 0.600%) due 08/25/2022 ~	1	2
2.502% (LIBOR01M + 0.630%) due 05/25/2040 ~	1,135	1,149
2.505% (COF 11 + 1.760%) due 09/01/2019 ~	56	56
2.522% (LIBOR01M + 0.650%) due 10/25/2023 - 03/25/2024 ~	387	393
2.542% (LIBOR01M + 0.670%) due 03/25/2038 ~	74	76
2.548% (H15T1Y + 2.075%) due 05/01/2023 ~	41	41
2.551% (COF 11 + 1.862%) due 02/01/2028 ~	37	37
2.572% (LIBOR01M + 0.700%) due 10/25/2037 - 06/25/2040 ~	3,465	3,500
2.592% (LIBOR01M + 0.720%) due 06/25/2037 ~	197	199
2.601% (12MTA + 1.400%) due 10/01/2030 - 10/01/2040 ~	1,867	1,869
2.622% (LIBOR01M + 0.750%) due 03/25/2038 - 11/25/2039 ~	290	295
2.672% (LIBOR01M + 0.800%) due 01/25/2022 ~	2	2
2.680% due 02/01/2022	5,113	5,082
2.702% (LIBOR01M + 0.830%) due 01/25/2022 ~	9	9
2.722% (LIBOR01M + 0.850%) due 12/25/2021 ~	4	4
2.750% (H15T1Y + 1.750%) due 12/01/2020 ~	1	1
2.750% (H15T1Y + 1.625%) due 02/01/2022 ~	21	21
2.750% due 07/01/2022	3,835	3,818
2.750% due 09/01/2022 (o)	7,232	7,193
2.750% (COF 11 + 2.000%) due 08/01/2024 ~	15	15
2.772% (LIBOR01M + 0.900%) due 04/25/2032 ~	9	8
2.790% due 07/01/2022	4,037	4,026

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.800% due 07/01/2022 (o)	$8,237	$8,217
2.800% due 08/01/2022	3,049	3,041
2.822% (US0012M + 1.072%) due 11/01/2037 ~	15	16
2.835% (H15T1Y + 1.750%) due 03/01/2019 ~	2	2
2.850% due 06/01/2022	94	93
2.855% (US0006M + 1.230%) due 06/01/2035 ~	221	229
2.860% (H15T1Y + 1.985%) due 05/01/2024 ~	3	3
2.863% (US0006M + 1.306%) due 04/01/2027 ~	12	12
2.870% due 09/01/2027 (o)	98,100	95,533
2.872% (LIBOR01M + 1.000%) due 04/25/2023 ~	45	45
2.895% (LIBOR06M + 1.395%) due 06/01/2030 ~	22	23
2.920% due 03/01/2022	3,722	3,725
2.950% (H15T3Y + 2.075%) due 02/01/2020 ~	3	3
2.956% (H15T1Y + 1.750%) due 01/01/2020 ~	21	21
2.960% due 05/01/2022 - 07/01/2022	6,627	6,645
2.961% (12MTA + 1.808%) due 08/01/2025 ~	301	315
2.993% (US0012M + 1.243%) due 10/01/2034 ~	453	470
2.995% (H15T1Y + 2.174%) due 04/01/2034 ~	2	3
2.996% (US0006M + 1.389%) due 09/01/2035 ~	41	43
3.000% due 01/01/2022 - 09/01/2047 (o)	240,102	237,418
3.000% due 09/01/2027 - 07/01/2047	54,253	53,532
3.007% (H15T1Y + 2.000%) due 07/01/2020 ~	8	8
3.012% (H15T1Y + 2.106%) due 01/01/2026 ~	33	34
3.018% (H15T3Y + 2.095%) due 03/01/2023 ~	44	45
3.020% (H15T1Y + 1.770%) due 11/01/2031 ~	50	50
3.022% (US0012M + 1.272%) due 10/01/2034 ~	63	65
3.026% (US0006M + 1.488%) due 06/01/2023 ~	37	37
3.027% (US0012M + 1.177%) due 02/01/2035 ~	934	961
3.038% (US0006M + 1.538%) due 10/01/2035 ~	258	267
3.044% due 05/01/2022 (o)	8,159	8,214
3.050% (H15T1Y + 2.175%) due 03/01/2035 ~	2	2
3.054% (12MTA + 1.842%) due 11/01/2035 ~	942	981
3.058% (US0012M + 1.308%) due 11/01/2035 ~	50	52
3.060% (H15T1Y + 2.095%) due 05/01/2036 ~	270	285
3.071% (US0012M + 1.321%) due 01/01/2035 ~	1,986	2,053
3.075% (US0012M + 1.325%) due 08/01/2035 ~	229	229
3.090% (US0012M + 1.340%) due 11/01/2034 ~	447	463
3.095% (H15T1Y + 2.095%) due 07/01/2026 ~	6	6
3.095% (US0012M + 1.345%) due 12/01/2034 ~	80	83
3.106% (US0012M + 1.356%) due 01/01/2035 ~	3,850	3,986
3.109% (H15T1Y + 2.065%) due 11/01/2025 ~	31	32
3.121% (US0006M + 1.538%) due 01/01/2036 ~	182	190
3.122% (US0012M + 1.375%) due 12/01/2034 ~	53	55
3.129% (H15T1Y + 2.222%) due 04/01/2027 ~	13	14
3.129% (H15T1Y + 2.130%) due 08/01/2027 ~	319	333

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.142% (US0012M + 1.392%) due 09/01/2035 ~	$2,059	$2,136
3.148% (US0006M + 1.523%) due 02/01/2034 ~	8	8
3.149% (US0006M + 1.405%) due 03/01/2035 ~	18	18
3.155% due 05/01/2022	511	514
3.164% (US0006M + 1.636%) due 04/01/2036 ~	105	109
3.165% (H15T3Y + 1.940%) due 05/01/2023 ~	33	33
3.165% (US0012M + 1.415%) due 11/01/2034 ~	516	538
3.166% (US0006M + 1.468%) due 09/01/2022 ~	19	20
3.166% (US0012M + 1.300%) due 02/01/2035 ~	58	60
3.170% (H15T5Y + 2.045%) due 11/01/2021 ~	15	15
3.172% (US0012M + 1.422%) due 10/01/2035 ~	318	335
3.175% (US0006M + 1.550%) due 03/01/2034 ~	5	5
3.175% (US0012M + 1.425%) due 09/01/2034 ~	272	283
3.177% (US0006M + 1.450%) due 02/01/2023 ~	26	26
3.185% (H15T1Y + 2.185%) due 07/01/2035 ~	269	282
3.187% (US0012M + 1.433%) due 01/01/2035 ~	1,688	1,746
3.187% (US0012M + 1.355%) due 01/01/2036 ~	4	4
3.188% (H15T1Y + 2.285%) due 05/01/2030 ~	5	5
3.189% (US0012M + 1.426%) due 01/01/2035 ~	34	35
3.190% (H15T1Y + 2.315%) due 11/01/2025 ~	35	35
3.199% (H15BIN6M + 1.750%) due 06/01/2021 ~	15	15
3.205% (H15T1Y + 2.205%) due 09/01/2024 ~	43	44
3.207% (US0012M + 1.457%) due 09/01/2035 ~	4	5
3.208% (H15T1Y + 2.001%) due 07/01/2024 ~	29	29
3.208% (H15T1Y + 2.135%) due 08/01/2033 ~	7	7
3.210% (H15T1Y + 1.960%) due 07/01/2019 ~	1	1
3.210% (H15T1Y + 2.085%) due 11/01/2019 ~	5	5
3.210% (H15T1Y + 2.210%) due 06/01/2035 ~	1,969	2,080
3.213% (H15T1Y + 2.135%) due 11/01/2025 ~	161	168
3.215% (US0006M + 1.550%) due 03/01/2034 ~	1,836	1,899
3.219% (H15T1Y + 2.138%) due 08/01/2026 ~	22	22
3.220% (H15T1Y + 2.220%) due 07/01/2026 ~	6	6
3.220% (H15T1Y + 2.185%) due 07/01/2035 ~	544	567
3.222% (H15T1Y + 2.260%) due 06/01/2035 ~	865	918
3.239% (H15T1Y + 2.174%) due 07/01/2021 ~	7	7
3.243% (H15T1Y + 2.118%) due 08/01/2032 ~	15	15
3.256% (US0012M + 1.506%) due 11/01/2032 ~	16	16
3.257% (H15T1Y + 2.257%) due 06/01/2030 ~	39	39
3.263% (US0006M + 1.534%) due 02/01/2035 ~	605	627
3.265% (H15T1Y + 2.140%) due 09/01/2029 ~	3	3
3.268% (US0006M + 1.602%) due 10/01/2034 ~	442	466
3.277% (H15T1Y + 2.152%) due 09/01/2033 ~	8	8
3.279% (H15T1Y + 2.144%) due 05/01/2025 ~	46	48
3.280% (H15T3Y + 2.174%) due 08/01/2022 ~	44	44

6	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.280% (US0012M + 1.525%) due 09/01/2035 ~	$15	$15
3.285% (US0012M + 1.535%) due 10/01/2034 ~	763	798
3.293% (US0012M + 1.543%) due 07/01/2035 ~	13	14
3.298% (US0012M + 1.511%) due 05/01/2035 ~	38	39
3.315% (H15T1Y + 2.065%) due 10/01/2019 ~	6	6
3.316% (H15T1Y + 2.160%) due 12/01/2022 ~	3	3
3.317% (US0012M + 1.568%) due 05/01/2034 ~	87	92
3.325% (US0006M + 1.785%) due 06/01/2035 ~	121	126
3.326% (H15T1Y + 2.189%) due 09/01/2033 ~	37	39
3.330% due 11/01/2021 (o)	14,918	15,154
3.330% (H15T1Y + 2.241%) due 07/01/2035 ~	47	50
3.331% (US0012M + 1.581%) due 11/01/2034 ~	13	14
3.335% (US0012M + 1.582%) due 09/01/2034 ~	4,238	4,438
3.338% (US0012M + 1.588%) due 07/01/2034 ~	8	8
3.341% (H15T1Y + 2.077%) due 11/01/2035 ~	3,149	3,296
3.343% (H15T1Y + 2.167%) due 10/01/2024 ~	19	20
3.345% (US0012M + 1.595%) due 07/01/2035 - 09/01/2035 ~	1,673	1,750
3.353% (US0012M + 1.534%) due 12/01/2034 ~	388	408
3.353% (US0012M + 1.603%) due 12/01/2034 ~	6	6
3.355% (H15T1Y + 2.105%) due 09/01/2023 ~	57	57
3.359% (US0012M + 1.598%) due 03/01/2033 ~	51	53
3.368% (US0012M + 1.618%) due 12/01/2035 ~	218	223
3.372% (US0012M + 1.622%) due 12/01/2034 ~	21	22
3.375% (H15T1Y + 2.125%) due 12/01/2025 ~	55	55
3.375% (US0012M + 1.625%) due 11/01/2035 - 09/01/2036 ~	190	199
3.380% due 11/01/2021	976	993
3.381% (US0012M + 1.631%) due 08/01/2035 ~	861	907
3.383% (H15T1Y + 2.258%) due 08/01/2035 ~	15	16
3.385% (H15T1Y + 2.225%) due 05/01/2026 ~	11	12
3.385% (US0012M + 1.635%) due 07/01/2035 ~	192	198
3.386% (US0012M + 1.593%) due 12/01/2035 ~	26	27
3.389% (US0006M + 1.548%) due 08/01/2035 ~	276	290
3.398% (US0012M + 1.625%) due 08/01/2035 ~	206	216
3.400% (US0012M + 1.648%) due 04/01/2038 ~	5	6
3.403% (US0012M + 1.648%) due 08/01/2035 ~	1,695	1,778
3.407% (US0012M + 1.678%) due 05/01/2035 ~	22	22
3.411% (H15T1Y + 2.120%) due 11/01/2025 ~	19	20
3.412% (H15T1Y + 2.175%) due 11/01/2035 ~	1,180	1,244
3.413% (H15T1Y + 2.215%) due 11/01/2025 ~	7	8
3.413% (H15T1Y + 2.413%) due 06/01/2033 ~	45	47
3.413% (US0006M + 1.538%) due 09/01/2035 ~	433	460
3.413% (US0012M + 1.667%) due 11/01/2035 ~	1,079	1,128
3.415% (H15T1Y + 2.111%) due 12/01/2033 ~	303	315
3.415% (H15T1Y + 2.290%) due 08/01/2035 ~	9	9
3.416% due 10/01/2020	304	307

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.419% (US0012M + 1.592%) due 12/01/2033 ~	$180	$188
3.419% (US0012M + 1.628%) due 05/01/2037 ~	9	10
3.420% due 11/01/2021	4,993	5,087
3.420% (US0012M + 1.670%) due 10/01/2035 ~	12	12
3.422% (US0012M + 1.655%) due 01/01/2036 ~	125	131
3.428% (H15T1Y + 2.258%) due 09/01/2035 ~	460	486
3.431% (H15T1Y + 2.155%) due 02/01/2027 ~	56	57
3.432% (US0012M + 1.575%) due 06/01/2035 ~	692	730
3.440% (H15T1Y + 2.190%) due 11/01/2023 ~	66	66
3.440% (H15T1Y + 2.065%) due 12/01/2023 ~	53	53
3.440% (H15T1Y + 2.120%) due 03/01/2025 ~	133	137
3.440% (H15T1Y + 2.099%) due 05/01/2030 ~	3	3
3.445% due 03/01/2022 (o)	56,701	57,704
3.445% (US0012M + 1.695%) due 05/01/2033 ~	46	49
3.450% (H15T1Y + 2.200%) due 11/01/2023 - 06/01/2025 ~	22	23
3.450% (H15T1Y + 2.325%) due 10/01/2027 ~	25	26
3.454% (US0012M + 1.709%) due 12/01/2036 ~	28	29
3.455% (H15T1Y + 2.268%) due 10/01/2035 ~	26	27
3.460% (H15T1Y + 2.315%) due 06/01/2025 ~	150	155
3.465% due 05/25/2035 ~	5,594	5,875
3.466% (US0012M + 1.716%) due 09/01/2037 ~	23	24
3.472% (H15T1Y + 2.256%) due 02/01/2028 ~	10	11
3.484% (US0012M + 1.660%) due 02/01/2035 ~	1,102	1,154
3.486% (US0012M + 1.693%) due 05/01/2035 ~	2,547	2,673
3.487% (US0012M + 1.737%) due 09/01/2035 - 12/01/2035 ~	164	171
3.489% (US0012M + 1.686%) due 12/01/2034 ~	8	9
3.499% (US0012M + 1.651%) due 12/01/2035 ~	331	346
3.500% due 11/01/2021 - 03/01/2046 (o)	141,440	144,188
3.500% due 07/01/2023 - 04/01/2046	42,537	43,073
3.500% (US0012M + 1.750%) due 08/01/2035 ~	174	183
3.507% (US0012M + 1.641%) due 07/01/2033 ~	4	4
3.510% (US0012M + 1.760%) due 09/01/2035 ~	371	390
3.515% (US0012M + 1.765%) due 09/01/2035 ~	164	168
3.518% (US0012M + 1.702%) due 04/01/2034 ~	53	56
3.519% (US0012M + 1.769%) due 08/01/2035 ~	105	107
3.520% (US0012M + 1.770%) due 10/01/2035 ~	183	192
3.521% (US0012M + 1.720%) due 05/01/2035 ~	1,889	1,990
3.523% (US0012M + 1.766%) due 11/01/2034 ~	252	264
3.525% (H15T3Y + 2.225%) due 11/01/2022 ~	2	2
3.526% (US0012M + 1.728%) due 03/01/2034 ~	1,500	1,576
3.528% (US0012M + 1.778%) due 10/01/2035 ~	123	129
3.528% (US0012M + 1.731%) due 05/01/2038 ~(o)	13,141	13,849
3.530% (US0012M + 1.780%) due 11/01/2035 ~	431	448
3.532% (US0012M + 1.782%) due 11/01/2035 ~	223	228
3.535% (H15T1Y + 2.410%) due 08/01/2027 ~	29	30

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.538% (US0012M + 1.777%) due 07/01/2034 ~	$986	$1,041
3.538% (H15T1Y + 2.175%) due 01/01/2036 ~	379	398
3.547% (US0012M + 1.797%) due 07/01/2035 ~	616	643
3.551% (H15T1Y + 2.360%) due 11/01/2034 ~	973	1,034
3.555% (H15T3Y + 2.305%) due 06/01/2022 ~	4	4
3.560% (US0012M + 1.685%) due 06/01/2034 ~	2	2
3.561% (H15T1Y + 2.270%) due 12/01/2025 ~	118	120
3.562% (US0012M + 1.576%) due 02/01/2035 ~	379	397
3.569% (US0012M + 1.819%) due 09/01/2037 ~	2	2
3.570% due 11/01/2021	2,593	2,655
3.575% (H15T3Y + 2.075%) due 02/01/2021 ~	4	4
3.575% (H15T1Y + 2.200%) due 12/01/2023 ~	44	44
3.576% (US0012M + 1.741%) due 12/01/2033 ~	162	169
3.579% (US0012M + 1.715%) due 06/01/2035 ~	26	27
3.579% (US0012M + 1.712%) due 01/01/2037 ~	34	36
3.585% (US0012M + 1.835%) due 10/01/2035 - 11/01/2035 ~	47	49
3.586% (US0012M + 1.589%) due 02/01/2035 ~	729	761
3.587% (US0012M + 1.797%) due 05/01/2035 ~	574	604
3.598% (US0012M + 1.670%) due 04/01/2035 ~	23	24
3.600% (H15T1Y + 2.130%) due 04/01/2033 ~	28	30
3.610% (US0012M + 1.797%) due 03/01/2036 ~	99	104
3.612% (H15T1Y + 2.431%) due 12/01/2023 ~	16	16
3.617% (H15T1Y + 2.565%) due 05/01/2035 ~	17	18
3.619% due 12/01/2020	228	233
3.624% (US0006M + 2.165%) due 04/01/2024 ~	27	27
3.625% (H15T3Y + 2.250%) due 03/01/2023 ~	35	36
3.641% (US0012M + 1.830%) due 09/01/2035 ~	155	162
3.645% (H15T3Y + 2.090%) due 10/01/2027 ~	48	48
3.662% (US0012M + 1.912%) due 07/01/2035 - 11/01/2035 ~	964	1,014
3.669% (US0012M + 1.570%) due 03/01/2035 ~	329	344
3.676% (H15T1Y + 2.313%) due 01/01/2035 ~	361	381
3.692% (US0012M + 1.942%) due 09/01/2035 ~	211	221
3.723% (H15T3Y + 2.250%) due 03/01/2023 ~	133	134
3.732% (US0012M + 1.857%) due 01/01/2037 ~	13	14
3.750% (H15T1Y + 2.500%) due 10/01/2023 ~	6	6
3.750% (US0012M + 2.000%) due 04/01/2035 ~	748	795
3.756% (US0006M + 2.125%) due 08/01/2023 ~	7	7
3.758% (H15T1Y + 2.508%) due 12/01/2030 ~	7	7
3.758% (US0012M + 1.675%) due 02/01/2035 ~	16	17
3.765% (US0012M + 2.015%) due 06/01/2036 ~	44	44
3.771% (US0012M + 2.000%) due 02/01/2036 ~	52	55
3.782% (H15T1Y + 2.532%) due 10/01/2026 ~	6	6
3.787% (US0012M + 1.912%) due 02/01/2036 ~	287	301
3.800% (US0012M + 2.050%) due 06/01/2035 ~	327	348
3.807% (US0012M + 1.831%) due 03/01/2036 ~	401	416

See Accompanying Notes	7

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.810% (US0012M + 1.685%) due 02/01/2036 ~	$29	$31
3.825% (H15T5Y + 2.075%) due 02/01/2021 ~	2	2
3.830% due 07/01/2021	283	292
3.830% (US0012M + 1.814%) due 03/01/2036 ~	107	113
3.840% due 05/01/2018	350	350
3.857% (H15T1Y + 2.507%) due 12/01/2027 ~	102	105
3.875% (H15T1Y + 2.375%) due 02/01/2024 ~	9	10
3.890% (US0012M + 1.902%) due 03/01/2036 ~	309	321
3.912% (US0012M + 1.912%) due 03/01/2036 ~	140	146
3.934% (COF FD + 2.505%) due 07/01/2024 ~	16	16
3.954% (H15T1Y + 2.553%) due 01/01/2036 ~	149	157
3.975% (H15T1Y + 2.600%) due 12/01/2026 ~	7	7
3.980% due 07/01/2021 (o)	125,500	129,562
4.000% due 11/25/2019 - 03/01/2047	65,088	66,993
4.000% due 10/01/2026 - 04/01/2047 (o)	821,683	844,138
4.011% (H15T1Y + 1.679%) due 08/01/2027 ~	128	128
4.199% (- 1.0*LIBOR01M + 6.070%) due 02/25/2037 ~(a)	23	3
4.220% (H15T3Y + 2.345%) due 09/01/2021 ~	1	1
4.229% (- 1.0*LIBOR01M + 6.100%) due 06/25/2037 - 08/25/2043 ~(a)	30,702	5,690
4.255% (COF 11 + 1.926%) due 12/01/2036 ~	146	154
4.279% (- 1.0*LIBOR01M + 6.150%) due 12/25/2042 ~(a)	5,936	825
4.329% (- 1.0*LIBOR01M + 6.200%) due 03/25/2039 ~(a)	23,006	1,389
4.375% (US0006M + 2.125%) due 10/01/2024 ~	2	2
4.379% (- 1.0*LIBOR01M + 6.250%) due 05/25/2037 - 01/25/2040 ~(a)	1,493	188
4.381% due 06/01/2021	415	433
4.424% (COF 11 + 1.250%) due 06/01/2029 ~	5	5
4.429% (- 1.0*LIBOR01M + 6.300%) due 08/25/2042 ~(a)	24,850	4,675
4.500% due 04/01/2018 - 06/01/2046	120,198	128,179
4.500% due 05/01/2023 - 08/01/2044 (o)	67,549	70,772
4.509% (- 1.0*LIBOR01M + 6.380%) due 03/25/2037 ~(a)	80	11
4.531% (COF 11 + 1.250%) due 02/01/2028 ~	3	3
4.629% (- 1.0*LIBOR01M + 6.500%) due 02/25/2037 ~(a)	360	41
4.679% (- 1.0*LIBOR01M + 6.550%) due 07/25/2036 ~(a)	805	107
4.729% (- 1.0*LIBOR01M + 6.600%) due 12/25/2036 ~(a)	63	8
4.729% (- 1.0*US0001M + 6.600%) due 06/25/2037 ~(a)	510	64
4.769% (- 1.0*LIBOR01M + 6.640%) due 12/25/2036 ~(a)	283	44
4.779% (- 1.0*LIBOR01M + 6.650%) due 07/25/2037 ~(a)	213	29
4.879% (COF 11 + 1.733%) due 09/01/2034 ~	94	99
4.889% (- 1.0*LIBOR01M + 6.760%) due 05/25/2037 ~(a)	67	10

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.000% due 06/01/2018 - 02/01/2045	$20,920	$22,436
5.000% due 05/01/2023 - 02/01/2044 (o)	15,167	16,228
5.000% (COF 11 + 1.250%) due 03/01/2024 ~	6	6
5.030% due 05/01/2024	2,023	2,183
5.436% due 12/25/2042 ~	9,274	9,769
5.500% due 06/01/2018 - 02/01/2042	39,604	43,138
5.500% due 10/01/2022 - 09/01/2041 (o)	90,067	97,941
5.629% (- 1.0*LIBOR01M + 7.500%) due 09/25/2038 ~(a)	195	10
5.750% due 12/20/2027 - 08/25/2034	1,248	1,367
5.956% (- 2.55*LIBOR01M + 10.200%) due 11/25/2040 ~	2	1
6.000% due 05/01/2018 - 10/25/2044	99,790	111,102
6.000% due 10/01/2022 - 10/01/2040 (o)	112,239	125,733
6.250% due 07/01/2024 - 02/25/2029	298	315
6.290% due 02/25/2029 ~	32	33
6.300% due 10/17/2038	691	696
6.500% due 05/01/2018 - 02/25/2047	19,483	21,402
6.500% due 06/01/2037 (o)	1,023	1,191
6.500% due 10/25/2042 ~	7,599	8,674
6.526% (- 1.6*LIBOR01M + 9.520%) due 10/25/2043 ~	53,284	55,288
6.750% due 10/25/2023	43	46
6.900% due 05/25/2023	6	6
6.994% due 08/25/2037 ~	44	46
7.000% due 03/25/2020 - 01/25/2048	2,891	3,124
7.375% due 05/25/2022	126	135
7.500% due 07/01/2018 - 07/25/2041	1,380	1,433
7.500% due 06/19/2041 ~	12	13
7.750% due 01/25/2022	44	46
7.800% due 10/25/2022	31	33
7.800% due 06/25/2026 ~	2	2
8.000% due 08/01/2019 - 08/01/2032	2,647	2,915
8.000% due 08/18/2027 (a)	2	0
8.000% due 02/01/2031 (o)	1,012	1,215
8.500% due 03/01/2020 - 07/01/2037	943	1,049
8.750% due 01/25/2021	13	14
9.000% due 11/25/2019 - 11/01/2025	152	162
9.000% due 06/25/2022 (a)	5	1
9.162% due 09/25/2028 ~	4	4
9.240% due 03/25/2039 ~	2	2
9.500% due 12/01/2018 - 03/01/2026	52	53
10.000% due 10/01/2018 - 05/01/2022	5	4
Fannie Mae, TBA
3.000% due 04/01/2033 - 05/01/2048	7,014,880	6,850,081
3.500% due 04/01/2033 - 06/01/2048	9,445,950	9,472,968
4.000% due 04/01/2048 - 06/01/2048	8,225,265	8,426,989
4.500% due 04/01/2033 - 05/01/2048	1,845,150	1,928,501
5.000% due 04/01/2048 - 06/01/2048	51,200	54,678
5.500% due 04/01/2033 - 05/01/2048	287,300	310,800
6.000% due 04/01/2048	66,000	73,452
FDIC Structured Sale Guaranteed Notes
2.073% (LIBOR01M + 0.500%) due 11/29/2037 ~	2,703	2,699
Federal Housing Administration
6.896% due 07/01/2020	667	667
7.350% due 04/01/2019	2	2
7.430% due 11/01/2018 - 05/01/2024	786	787
7.465% due 11/01/2019	84	84
8.280% due 03/01/2020	48	48
Freddie Mac
0.200% due 09/25/2043 (a)	911,022	3,262
1.272% due 08/25/2022 ~(a)	149,318	6,848
1.398% due 11/15/2038 ~(a)	39,351	2,093
1.513% due 12/25/2018 ~(a)	270,140	1,708

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.530% due 06/25/2020 ~(a)	$15,133	$414
1.635% due 06/15/2039 ~(a)	14,381	529
1.640% due 10/15/2041 ~(a)	8,238	354
1.661% (LIBOR01M + 0.040%) due 12/25/2036 ~	1,678	1,677
1.678% (COF 11 + 1.049%) due 12/01/2026 ~	118	116
1.774% due 05/15/2038 ~(a)	4,464	203
1.960% (LIBOR01M + 1.250%) due 10/25/2023 ~	40	41
2.015% (LIBOR01M + 0.440%) due 11/15/2042 ~(o)	20,707	20,769
2.027% (LIBOR01M + 0.250%) due 07/15/2034 ~	112	112
2.077% (LIBOR01M + 0.300%) due 02/15/2037 ~	6	6
2.117% (LIBOR01M + 0.340%) due 02/15/2037 ~	14	14
2.127% (LIBOR01M + 0.350%) due 12/15/2029 ~	34	34
2.132% (LIBOR01M + 0.260%) due 08/25/2031 ~	231	230
2.177% (LIBOR01M + 0.400%) due 06/15/2031 - 05/15/2041 ~	2,345	2,350
2.227% (LIBOR01M + 0.450%) due 06/15/2023 - 12/15/2031 ~	45	46
2.263% (12MTA + 1.200%) due 02/25/2045 ~	13,083	13,164
2.277% (LIBOR01M + 0.500%) due 06/15/2030 - 12/15/2032 ~	70	70
2.280% (LIBOR01M + 0.700%) due 09/25/2022 ~	63,301	63,520
2.320% (LIBOR01M + 0.650%) due 09/25/2025 ~	29,666	29,807
2.323% due 10/25/2018	15	15
2.327% (LIBOR01M + 0.550%) due 01/15/2042 ~	181	184
2.357% (LIBOR01M + 0.580%) due 05/15/2032 - 07/15/2037 ~	3,398	3,432
2.447% (LIBOR01M + 0.670%) due 08/15/2037 ~	4,154	4,210
2.468% (COF 11 + 1.770%) due 05/01/2021 ~	64	64
2.487% (LIBOR01M + 0.710%) due 10/15/2037 ~	1,688	1,715
2.497% (LIBOR01M + 0.720%) due 05/15/2037 ~	1,247	1,264
2.507% (LIBOR01M + 0.730%) due 05/15/2040 ~	24	24
2.527% (LIBOR01M + 0.750%) due 08/15/2036 ~	31	32
2.540% (T1Y + 1.750%) due 10/25/2023 ~	200	206
2.570% (COF 11 + 1.820%) due 12/01/2018 ~	1	1
2.601% (12MTA + 1.400%) due 07/25/2044 ~	2,182	2,189
2.627% (LIBOR01M + 0.850%) due 11/15/2039 ~	31	31
2.678% (COF 11 + 1.931%) due 03/01/2022 ~	8	8
2.762% (COF 11 + 2.137%) due 01/01/2021 ~	3	3
2.777% (LIBOR01M + 1.000%) due 02/15/2021 ~	3	3
2.855% (US0006M + 1.355%) due 05/01/2037 ~	134	138
2.872% (LIBOR01M + 1.000%) due 05/25/2043 ~	4,615	4,722
2.948% (US0006M + 1.448%) due 10/01/2023 ~	18	18
2.983% (US0006M + 1.483%) due 03/01/2024 ~	25	25
2.988% (H15T3Y + 2.081%) due 10/01/2020 ~	1	1
2.994% (H15T1Y + 2.035%) due 06/01/2033 ~	97	102
3.000% due 03/01/2027	20	20
3.000% due 08/15/2027 (a)	10,976	1,037
3.005% (H15T1Y + 1.880%) due 10/01/2022 ~	11	11
3.055% (H15T1Y + 1.555%) due 01/01/2022 ~	11	11
3.063% (H15T1Y + 2.180%) due 06/01/2022 ~	69	71
3.097% (US0012M + 1.347%) due 03/01/2035 ~	190	200

8	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.099% (US0012M + 1.345%) due 09/01/2035 ~	$27	$28
3.110% (H15T1Y + 2.110%) due 07/01/2022 ~	25	25
3.125% (H15T1Y + 1.875%) due 09/01/2018 ~	1	1
3.126% (US0006M + 1.626%) due 05/01/2023 ~	22	22
3.134% (H15T1Y + 2.089%) due 07/01/2023 ~	11	11
3.150% (H15T1Y + 2.198%) due 06/01/2022 ~	22	23
3.152% (H15T3Y + 2.077%) due 03/01/2021 ~	4	4
3.155% (H15T3Y + 2.155%) due 01/01/2019 ~	4	4
3.171% (US0006M + 1.671%) due 09/01/2023 ~	2	2
3.185% (H15T1Y + 2.085%) due 07/01/2020 ~	21	22
3.190% (H15T1Y + 2.292%) due 05/01/2023 ~	9	10
3.211% (H15T1Y + 2.230%) due 08/01/2023 ~	77	78
3.216% (US0012M + 1.466%) due 09/01/2035 ~	12	12
3.222% (H15T1Y + 2.097%) due 07/01/2032 ~	1	1
3.230% (H15T1Y + 2.230%) due 09/01/2023 ~	9	9
3.232% (H15T1Y + 2.303%) due 02/01/2026 ~	204	210
3.236% (US0006M + 1.570%) due 02/01/2037 ~	6	7
3.240% (H15T1Y + 2.240%) due 08/01/2023 ~	8	8
3.250% (H15T1Y + 2.125%) due 08/01/2023 ~	14	14
3.250% (H15T1Y + 2.250%) due 06/01/2024 ~	113	115
3.279% (H15T1Y + 2.316%) due 09/01/2023 ~	65	68
3.284% (H15T1Y + 2.156%) due 07/01/2024 ~	10	10
3.305% (H15T1Y + 2.183%) due 04/01/2025 ~	2	2
3.333% (H15T1Y + 2.250%) due 08/01/2035 ~(o)	6,049	6,392
3.341% (H15T1Y + 2.092%) due 11/01/2023 ~	36	36
3.345% (US0012M + 1.595%) due 08/01/2035 ~	329	343
3.349% (H15T1Y + 2.357%) due 07/01/2027 ~	5	5
3.354% (H15T1Y + 2.220%) due 02/01/2025 ~	5	5
3.361% (H15T1Y + 2.242%) due 05/01/2023 ~	12	12
3.365% (H15T1Y + 2.240%) due 09/01/2023 ~	20	20
3.368% (H15T1Y + 2.207%) due 04/01/2024 ~	68	70
3.375% (H15T3Y + 1.875%) due 05/01/2023 ~	3	3
3.375% (US0012M + 1.625%) due 10/01/2035 ~	121	127
3.389% (H15T1Y + 2.203%) due 10/01/2026 ~	102	106
3.390% (H15T1Y + 2.015%) due 05/01/2020 ~	3	3
3.390% (H15T1Y + 2.140%) due 11/01/2026 ~	117	118
3.396% (US0012M + 1.520%) due 04/01/2036 ~	292	303
3.405% (US0006M + 1.875%) due 04/01/2023 ~	2	2
3.409% (H15T1Y + 2.245%) due 05/01/2027 ~	4	4
3.413% (US0012M + 1.625%) due 01/01/2036 ~	2	2

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.415% (H15T3Y + 2.325%) due 05/01/2018 ~	$2	$2
3.417% (H15T1Y + 2.250%) due 08/01/2035 ~	15	15
3.436% (US0012M + 1.665%) due 02/01/2036 ~	109	114
3.445% due 08/15/2032 ~	465	487
3.449% (H15T1Y + 2.199%) due 06/01/2021 ~	13	13
3.450% (H15T1Y + 2.208%) due 06/01/2024 ~	59	61
3.458% (US0012M + 1.610%) due 05/01/2035 ~	4,587	4,795
3.475% (US0012M + 1.725%) due 10/01/2035 ~	6,524	6,831
3.481% (US0012M + 1.731%) due 08/01/2035 ~	8	8
3.485% (H15T1Y + 2.244%) due 11/01/2028 ~	184	189
3.485% (US0012M + 1.735%) due 09/01/2035 ~	1,761	1,844
3.490% (H15T1Y + 2.240%) due 10/01/2023 - 11/01/2023 ~	69	70
3.493% (H15T1Y + 2.408%) due 07/01/2030 ~	218	227
3.493% (H15T1Y + 2.242%) due 11/01/2035 ~	3,390	3,562
3.494% (H15T1Y + 2.369%) due 09/01/2023 ~	129	131
3.495% (US0012M + 1.745%) due 10/01/2035 ~	4,874	5,117
3.500% due 09/01/2018 - 02/01/2044	23,417	23,539
3.500% (H15T1Y + 2.250%) due 12/01/2022 ~	1	1
3.500% (US0012M + 1.625%) due 03/01/2035 ~	21	21
3.504% (H15T1Y + 2.379%) due 08/01/2023 ~	9	9
3.507% (US0012M + 1.743%) due 05/01/2037 ~	29	31
3.511% (US0012M + 1.717%) due 07/01/2035 ~	1,384	1,454
3.513% (H15T1Y + 2.264%) due 04/01/2029 ~	35	36
3.515% (US0012M + 1.765%) due 10/01/2035 ~	150	154
3.519% (US0012M + 1.715%) due 03/01/2035 ~	7	8
3.521% (US0012M + 1.771%) due 09/01/2035 ~	77	81
3.530% (H15T3Y + 2.265%) due 04/01/2029 ~	3	3
3.530% (US0012M + 1.780%) due 07/01/2033 ~	1	1
3.536% (H15T1Y + 2.239%) due 10/01/2024 ~	17	18
3.539% (H15T1Y + 2.377%) due 10/01/2024 ~	6	6
3.544% (US0012M + 1.721%) due 06/01/2035 ~(o)	9,279	9,758
3.549% (H15T1Y + 2.299%) due 10/01/2023 ~	69	71
3.549% (H15T1Y + 2.254%) due 01/01/2034 ~	1,590	1,673
3.555% (US0012M + 1.805%) due 09/01/2037 ~	3	3
3.558% (US0012M + 1.625%) due 02/01/2038 ~	3	3
3.560% (US0012M + 1.810%) due 11/01/2035 ~	164	167
3.561% (H15T1Y + 2.244%) due 07/01/2025 ~	63	65
3.567% (US0012M + 1.733%) due 01/01/2037 ~	54	56
3.571% (H15T1Y + 2.244%) due 09/01/2028 ~	1	1
3.587% (H15T1Y + 2.307%) due 08/01/2023 ~	208	211
3.591% (US0012M + 1.750%) due 08/01/2035 ~	64	67

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.592% (US0012M + 1.821%) due 07/01/2036 ~	$2	$2
3.598% (H15T1Y + 2.357%) due 01/01/2028 ~	9	9
3.604% (US0012M + 1.739%) due 03/01/2036 ~	51	54
3.606% (US0006M + 2.106%) due 10/01/2023 ~	24	24
3.610% due 01/25/2036 ~	1,992	2,016
3.614% (US0012M + 1.790%) due 04/01/2036 ~	1	1
3.619% (H15T1Y + 2.445%) due 10/01/2023 ~	34	34
3.620% (US0012M + 1.870%) due 10/01/2035 - 05/01/2036 ~	4,942	5,197
3.620% (US0006M + 2.120%) due 05/01/2037 ~	11	12
3.625% (H15T1Y + 2.375%) due 12/01/2023 ~	38	39
3.626% (US0012M + 1.860%) due 07/01/2035 ~	2,507	2,643
3.626% (US0012M + 1.876%) due 12/01/2035 ~	69	71
3.633% (US0012M + 1.856%) due 02/01/2037 ~	5	6
3.643% (US0012M + 1.893%) due 07/01/2032 ~	18	18
3.683% (US0012M + 1.876%) due 06/01/2037 ~	7	7
3.709% (US0012M + 1.939%) due 11/01/2034 ~	128	135
3.711% (US0006M + 2.086%) due 07/01/2023 ~	31	31
3.795% (H15T1Y + 2.545%) due 06/01/2030 ~	186	192
3.830% (H15T1Y + 2.830%) due 07/01/2019 ~	11	11
3.872% (H15T1Y + 2.372%) due 01/01/2024 ~	2	2
3.875% (H15T1Y + 2.186%) due 04/01/2025 ~	26	26
3.884% due 01/25/2047 ~	100	100
3.888% (US0012M + 1.815%) due 03/01/2036 ~	85	86
4.000% due 09/15/2018 - 03/01/2044	27,284	28,393
4.000% due 10/01/2025 - 04/01/2044 (o)	3,649	3,773
4.223% (- 1.0*LIBOR01M + 6.000%) due 06/15/2042 - 08/15/2042 ~(a)	44,521	7,632
4.473% (- 1.0*LIBOR01M + 6.250%) due 02/15/2038 ~(a)	459	45
4.500% due 06/15/2018 - 02/01/2046	38,644	40,574
4.500% due 08/01/2023 - 10/01/2044 (o)	76,852	80,747
4.523% (- 1.0*LIBOR01M + 6.300%) due 05/15/2039 ~(a)	413	58
4.673% (- 1.0*LIBOR01M + 6.450%) due 03/15/2037 ~(a)	253	44
4.723% (- 1.0*LIBOR01M + 6.500%) due 08/15/2036 ~(a)	187	27
4.733% (- 1.0*LIBOR01M + 6.510%) due 12/15/2041 ~(a)	18,340	3,153
4.803% (- 1.0*LIBOR01M + 6.580%) due 09/15/2036 ~(a)	267	35
4.873% (- 1.0*LIBOR01M + 6.650%) due 11/15/2036 ~(a)	10,003	1,639
5.000% due 04/01/2018 - 07/01/2040	10,900	11,475
5.500% due 06/01/2019 - 03/01/2038	5,394	5,879
5.950% due 06/15/2028	10,737	11,515

See Accompanying Notes	9

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.000% due 10/01/2018 - 10/15/2036	$18,855	$20,843
6.000% due 05/01/2026 - 09/01/2027 (o)	10,711	11,903
6.250% due 12/15/2028	179	192
6.500% due 06/01/2018 - 10/25/2043	50,188	55,608
6.579% (- 1.5*LIBOR01M + 9.075%) due 11/15/2033 ~	561	566
6.677% (- 1.6*LIBOR01M + 9.520%) due 09/15/2043 - 12/15/2043 ~	28,245	30,018
6.950% due 07/15/2021 - 08/15/2021	4	4
7.000% due 11/15/2020 - 10/25/2043	11,092	12,619
7.000% due 09/15/2023 (a)	3	0
7.400% due 02/01/2021	10	10
7.500% due 01/15/2021 - 10/01/2036	3,254	3,633
7.645% due 05/01/2025	4,501	5,066
7.870% (- 3.0*LIBOR01M + 13.200%) due 02/15/2041 ~	9	10
8.000% due 04/15/2021 - 06/01/2025	484	534
8.250% due 06/15/2022	26	28
8.500% due 06/15/2021 - 06/01/2030	194	206
8.750% due 12/15/2020	11	11
8.900% due 11/15/2020	20	20
9.000% due 09/15/2020 - 07/01/2030	59	63
9.500% due 09/01/2020 - 12/01/2022	11	11
10.000% due 08/01/2018 - 03/01/2021	1	0
10.500% due 01/01/2021	2	2
14.123% (- 3.793*LIBOR01M + 20.862%) due 05/15/2033 ~	231	277
27.980% (- 6.0*LIBOR01M + 38.640%) due 08/15/2037 ~	724	1,021
Freddie Mac, TBA
3.500% due 04/12/2048 - 05/14/2048	1,107,000	1,108,362
4.000% due 04/12/2048 - 05/14/2048	518,000	530,684
4.500% due 04/12/2048 - 05/14/2048	365,900	382,633
5.500% due 04/12/2048	81,000	87,886
Ginnie Mae
0.884% due 11/16/2043 ~(a)	92,836	2,859
2.005% (US0001M + 0.430%) due 05/20/2065 ~(o)	9,347	9,353
2.014% due 05/20/2047 ~	3,957	3,961
2.022% (US0001M + 0.460%) due 06/20/2065 ~(o)	41,215	41,283
2.032% (US0001M + 0.470%) due 09/20/2065 ~(o)	32,159	32,227
2.035% (US0001M + 0.460%) due 02/20/2067 ~(o)	16,709	16,733
2.045% (US0001M + 0.470%) due 06/20/2067 ~	4,413	4,424
2.075% (US0001M + 0.500%) due 01/20/2061 - 07/20/2063 ~	10,794	10,827
2.075% (US0001M + 0.500%) due 03/20/2065 ~(o)	8,099	8,108
2.125% (US0001M + 0.550%) due 05/20/2065 ~(o)	7,386	7,399
2.145% (US0001M + 0.570%) due 04/20/2062 ~	1,858	1,865
2.145% (US0001M + 0.570%) due 06/20/2065 ~(o)	15,044	15,081
2.155% (US0001M + 0.580%) due 06/20/2065 ~	5,719	5,737
2.175% (US0001M + 0.600%) due 03/20/2062 - 08/20/2065 ~	23,186	23,280
2.186% (LIBOR01M + 0.400%) due 06/16/2031 - 03/16/2032 ~	122	121
2.195% (US0001M + 0.620%) due 08/20/2065 ~(o)	52,333	52,581

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.235% (US0001M + 0.660%) due 12/20/2065 ~(o)	$25,348	$25,518
2.240% (H15T1Y + 0.450%) due 04/20/2063 ~	2,897	2,906
2.240% (H15T1Y + 0.450%) due 05/20/2063 ~(o)	8,422	8,450
2.286% (LIBOR01M + 0.500%) due 02/16/2030 - 04/16/2032 ~	300	301
2.311% (US0001M + 0.680%) due 02/20/2060 ~	2,500	2,515
2.325% (US0001M + 0.750%) due 12/20/2065 - 08/20/2066 ~(o)	39,767	40,205
2.336% (LIBOR01M + 0.550%) due 12/16/2025 ~	21	22
2.375% (H15T1Y + 1.500%) due 01/20/2022 - 02/20/2034 ~	8,478	8,726
2.386% (LIBOR01M + 0.600%) due 02/16/2030 ~	456	460
2.412% (US0001M + 0.850%) due 11/20/2066 ~(o)	26,887	27,335
2.425% (US0001M + 0.850%) due 04/20/2066 ~(o)	8,807	8,944
2.480% (US0012M + 0.750%) due 06/20/2067 ~(o)	19,891	20,590
2.495% (US0001M + 0.920%) due 07/20/2065 ~	2,444	2,486
2.500% (H15T1Y + 1.500%) due 01/20/2025 - 03/20/2025 ~	24	25
2.500% due 03/15/2043 - 07/15/2043	307	294
2.550% (US0012M + 0.750%) due 04/20/2067 ~(o)	9,893	10,211
2.550% (US0012M + 0.750%) due 04/20/2067 ~	3,419	3,529
2.575% (US0001M + 1.000%) due 01/20/2066 ~	4,307	4,402
2.575% (US0001M + 1.000%) due 03/20/2066 ~(o)	48,530	49,611
2.625% (H15T1Y + 1.500%) due 06/20/2021 - 04/20/2041 ~	11,856	12,191
2.625% (US0001M + 1.050%) due 02/20/2066 ~(o)	39,206	40,107
2.699% (H15T1Y + 0.939%) due 02/20/2060 ~	32,205	32,789
2.710% due 11/20/2067 ~	4,309	4,454
2.725% (US0001M + 1.150%) due 03/20/2066 ~(o)	12,703	13,064
2.750% (H15T1Y + 1.500%) due 08/20/2021 - 07/20/2034 ~	8,542	8,747
2.772% (LIBOR01M + 0.950%) due 03/20/2031 ~	34	34
2.875% (H15T1Y + 2.000%) due 01/20/2025 ~	6	6
3.000% (H15T1Y + 1.500%) due 04/20/2019 - 06/20/2041 ~	73	72
3.125% (H15T1Y + 1.500%) due 12/20/2018 - 10/20/2038 ~	7,456	7,648
3.500% (H15T1Y + 1.500%) due 08/20/2020 - 12/20/2020 ~	2	3
3.500% due 10/15/2041 - 10/15/2047	11,107	11,237
3.500% due 06/15/2044 - 10/15/2047 (o)	54,913	55,515
3.928% (- 1.0*LIBOR01M + 5.750%) due 03/20/2040 ~(a)	21,108	2,770
3.950% due 07/15/2025	75	77
4.000% due 05/20/2041 - 11/20/2045	6,713	6,941
4.000% due 02/20/2044 (a)	50,794	8,583
4.000% due 07/20/2046 - 08/20/2046 (o)	3,339	3,447
4.278% (- 1.0*LIBOR01M + 6.100%) due 07/20/2041 ~(a)	19,591	2,849
4.378% (- 1.0*LIBOR01M + 6.200%) due 06/20/2043 ~(a)	26,825	3,568
4.500% due 11/16/2028 - 08/15/2033	916	950
4.750% due 07/20/2035	1,385	1,480

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.814% (- 1.0*LIBOR01M + 6.600%) due 07/16/2031 - 08/16/2033 ~(a)	$979	$153
5.000% due 07/15/2033 - 06/15/2047	4,311	4,591
5.000% due 05/15/2039 - 09/15/2047 (o)	10,809	11,496
5.500% due 05/15/2021 - 03/16/2034	1,379	1,484
6.000% due 08/15/2019 - 12/20/2041	7,581	8,528
6.500% due 11/15/2023 - 09/20/2038	1,101	1,216
6.750% due 10/16/2040 ~	600	633
7.000% due 12/15/2022 - 10/15/2034	397	441
7.500% due 02/15/2022 - 02/15/2035	262	290
7.750% due 08/20/2025 - 12/15/2040	1,409	1,412
8.000% due 12/20/2021 - 10/20/2031	307	334
8.250% due 04/15/2020	3	3
8.300% due 06/15/2019	2	2
8.500% due 12/15/2019 - 04/15/2031	207	221
9.000% due 07/20/2018 - 01/15/2031	135	141
9.500% due 08/15/2018 - 12/15/2026	19	19
10.000% due 09/15/2018 - 02/15/2025	9	10
10.500% due 09/15/2018 - 09/20/2019	1	0
Ginnie Mae, TBA
3.000% due 04/01/2048	12,000	11,810
3.500% due 04/19/2048	52,000	52,480
4.000% due 04/01/2048 - 05/21/2048	731,040	750,879
Jamaica Housing Development AID Bond
2.035% due 10/01/2018 «	643	639
Small Business Administration
2.250% (PRIME - 2.250%) due 03/25/2025 - 05/25/2025 ~	14	14
2.350% (PRIME - 2.150%) due 01/25/2019 ~	8	8
4.340% due 03/01/2024	28	29
4.350% due 07/01/2023	67	69
4.625% due 02/01/2025	192	198
4.770% due 04/01/2024	127	131
4.840% due 02/01/2023	60	62
4.870% due 12/01/2024	211	218
4.890% due 12/01/2023	119	123
4.930% due 01/01/2024	221	229
4.950% due 03/01/2025	241	250
5.110% due 08/01/2025	72	75
5.130% due 09/01/2023	625	654
5.190% due 07/01/2024	31	33
5.240% due 08/01/2023	58	61
5.310% due 05/01/2027	74	77
5.320% due 04/01/2027	92	96
5.340% due 11/01/2021	470	482
5.510% due 11/01/2027	131	137
5.520% due 06/01/2024	701	731
5.600% due 09/01/2028	362	385
5.780% due 08/01/2027	12	13
5.820% due 07/01/2027	574	606
5.870% due 07/01/2028	179	192
6.020% due 08/01/2028	160	173
6.070% due 07/01/2026	164	173
6.290% due 01/01/2021	39	40
6.340% due 03/01/2021	321	332
6.440% due 02/01/2021	88	91
6.900% due 12/01/2020	102	104
7.060% due 11/01/2019	68	69
7.190% due 12/01/2019	18	18
7.200% due 10/01/2019	41	42
7.630% due 06/01/2020	108	111
Vendee Mortgage Trust
0.188% due 06/15/2023 ~(a)	4,301	9
6.410% due 01/15/2030 ~	733	794
6.500% due 09/15/2024	3,356	3,563

Total U.S. Government Agencies (Cost $33,951,117)		34,038,154

10	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 12.7%
U.S. Treasury Bonds
2.750% due 08/15/2042 (o)(q)	$391,500	$377,607
2.750% due 11/15/2042 (o)	862,100	830,656
2.750% due 11/15/2047 (o)	15,500	14,788
2.875% due 05/15/2043 (o)	97,619	96,052
3.000% due 05/15/2042 (o)(s)	468,570	472,934
3.000% due 11/15/2044 (o)(q)(s)	759,246	762,872
3.000% due 05/15/2047	30	30
3.125% due 02/15/2043 (o)	252,000	259,312
3.125% due 08/15/2044 (o)(q)(s)	2,092,407	2,150,742
3.375% due 05/15/2044 (o)(q)(s)	111,125	119,292
3.625% due 08/15/2043 (o)	334,100	373,367
3.625% due 02/15/2044 (o)(q)(s)	18,300	20,469
4.250% due 11/15/2040 (o)(q)	49,400	60,221
4.375% due 02/15/2038 (o)(q)(s)	53,000	65,129
4.375% due 11/15/2039 (o)(q)	294,450	364,083
4.375% due 05/15/2040 (q)	36,800	45,554
4.500% due 02/15/2036	65	80
4.500% due 05/15/2038 (o)(s)	104,400	130,488
6.250% due 05/15/2030	226	306
U.S. Treasury Inflation Protected Securities (j)
0.875% due 02/15/2047 (o)	54,730	54,237
U.S. Treasury Notes
1.750% due 03/31/2022 (o)(q)(s)	54,500	52,954
1.750% due 09/30/2022 (o)(q)(s)	415,400	401,470
1.875% due 07/31/2022 (o)	254,800	247,922
2.000% due 08/31/2021 (o)(q)(s)	27,200	26,790
2.000% due 10/31/2021 (q)(s)	100,700	99,074
2.000% due 10/31/2022 (q)	15,330	14,968
2.000% due 02/15/2025 (q)(s)	10,800	10,330
2.000% due 11/15/2026 (s)	4,950	4,666
2.125% due 12/31/2021 (q)(s)	19,000	18,761
2.125% due 09/30/2024 (o)(s)	1,102,000	1,065,894
2.125% due 05/15/2025 (q)(s)	7,200	6,931
2.250% due 11/15/2024 (o)(s)	655,716	638,347
2.250% due 11/15/2025 (q)(s)	3,450	3,338
2.250% due 02/15/2027 (q)(s)	47,300	45,437
2.375% due 05/15/2027 (o)	333,700	323,580

Total U.S. Treasury Obligations (Cost $9,326,458)		9,158,681

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.9%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031	415	415
Adjustable Rate Mortgage Trust
1.992% (US0001M + 0.120%) due 08/25/2036 ~	5,795	3,610
2.412% (US0001M + 0.540%) due 11/25/2035 ~	22	19
3.022% (US0001M + 1.150%) due 03/25/2035 ~	5,321	5,007
3.367% due 03/25/2035 ~	1,827	1,815
3.378% due 09/25/2035 ~	2,182	1,797
3.461% due 01/25/2036 ^~	3,318	3,203
3.501% due 11/25/2035 ^~	444	384
3.594% due 10/25/2035 ^~	4,651	4,413
3.639% due 09/25/2035 ~	249	238
3.754% due 07/25/2035 ~	1,099	1,063
3.809% due 01/25/2036 ~	2,141	1,904
3.831% due 11/25/2035 ^~	3,728	3,548
3.871% due 03/25/2036 ^~	244	205
4.066% due 08/25/2035 ~	1,266	1,252
4.317% due 07/25/2035 ~	2,819	2,797

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Aggregator of Loans Backed by Assets PLC
1.754% (BP0001M + 1.250%) due 04/24/2049 ~	GBP	452	$641
American Home Mortgage Assets Trust
1.992% (US0001M + 0.120%) due 10/25/2046 ~		$13,034	12,207
2.062% (US0001M + 0.190%) due 05/25/2046 ^~		21,534	18,201
3.230% due 11/25/2035 ^~		6,481	6,042
American Home Mortgage Investment Trust
3.668% (US0006M + 1.500%) due 09/25/2045 ~		2,175	2,179
3.706% (US0012M + 1.500%) due 10/25/2034 ~		2,998	3,018
3.961% (US0006M + 1.750%) due 12/25/2035 ~		1,652	1,088
3.961% (US0006M + 1.750%) due 11/25/2045 ^~		6,634	5,241
3.981% (US0012M + 1.500%) due 02/25/2044 ~		34	34
4.211% (US0006M + 2.000%) due 02/25/2045 ~		1,932	1,952
Banc of America Alternative Loan Trust
2.272% (US0001M + 0.400%) due 05/25/2035 ^~		656	556
5.500% due 06/25/2037 ^		1,121	1,021
6.000% due 11/25/2035 ^		988	1,003
6.000% due 07/25/2046 ^		1,759	1,587
Banc of America Funding Trust
1.972% (US0001M + 0.100%) due 04/25/2037 ~		313	256
2.012% (US0001M + 0.190%) due 10/20/2036 ~		14,107	12,694
2.012% (US0001M + 0.190%) due 10/20/2046 ^~		2,318	2,185
2.032% (US0001M + 0.210%) due 04/20/2047 ^~		4,002	3,614
2.062% (US0001M + 0.240%) due 04/20/2035 ~		37	37
2.082% (US0001M + 0.210%) due 04/25/2037 ^~		2,660	2,203
2.122% (US0001M + 0.300%) due 02/20/2035 ~		682	679
2.152% (US0001M + 0.280%) due 07/25/2037 ~		1,406	1,354
2.272% (US0001M + 0.400%) due 05/25/2037 ^~		5,136	4,600
2.402% (US0001M + 0.580%) due 05/20/2035 ^~		698	611
3.596% due 10/20/2046 ^~		3,182	2,711
3.600% due 09/20/2034 ~		235	240
3.608% due 05/25/2035 ~		55	57
3.626% due 04/20/2036 ^~		2,840	2,625
3.669% due 02/20/2036 ~		3,455	3,280
3.674% due 09/20/2047 ^~		4,617	4,177
3.685% due 03/20/2035 ~		426	432
3.694% due 10/20/2046 ^~		1,936	1,548
3.723% due 09/20/2046 ^~		2,788	2,542
3.730% due 05/20/2036 ^~		1,450	1,365
3.745% due 11/20/2035 ^~		1,602	1,514
3.775% due 03/20/2036 ~		206	194
3.784% due 11/20/2034 ~		4,037	3,960
3.946% due 03/20/2036 ~		515	498
4.028% due 01/20/2047 ^~		100	97
5.500% due 09/25/2034		4,273	4,257
5.750% due 10/25/2035		1,997	1,936
5.750% due 09/25/2036		1,672	1,665
5.753% due 10/25/2036 ^		648	598
5.837% due 01/25/2037 ^		537	498
5.888% due 04/25/2037 ^		1,858	1,738
6.000% due 09/25/2036		2,829	2,779
6.000% (US0001M + 0.600%) due 09/25/2036 ~		327	315
6.000% due 09/25/2036 ^		275	264
6.000% due 03/25/2037 ^		8,651	7,800
Banc of America Mortgage Trust
3.548% due 11/25/2034 ~		1,299	1,327
3.619% due 07/25/2035 ~		1,536	1,427
3.658% due 11/25/2034 ~		883	897
3.680% due 05/25/2034 ~		399	404

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.682% due 08/25/2035 ^~	$5,101	$4,766
3.685% due 11/25/2035 ^~	541	507
3.692% due 02/25/2035 ~	1,414	1,405
3.700% due 07/25/2035 ^~	883	831
3.753% due 09/25/2033 ~	637	638
3.772% due 07/25/2034 ~	102	104
3.818% due 01/25/2036 ~	2,664	2,523
3.873% due 04/25/2034 ~	75	76
3.873% due 07/25/2035 ~	605	594
3.910% due 02/25/2035 ~	465	461
3.927% due 05/25/2033 ~	568	581
3.939% due 11/25/2034 ~	490	508
4.220% due 07/20/2032 ~	97	99
5.500% due 12/25/2020	302	307
5.500% due 05/25/2037 ^	452	392
6.000% due 10/25/2036 ^	3,561	3,378
6.000% (US0001M + 6.000%) due 07/25/2046 ^~	1,193	1,143
6.500% due 10/25/2031	26	27
Barclays Commercial Mortgage Securities Trust
3.323% due 09/10/2028	30,622	30,758
Bayview Commercial Asset Trust
2.302% (LIBOR01M + 0.645%) due 08/25/2034 ~	253	248
BCAP LLC
3.572% due 08/26/2036 ~	13,419	11,590
6.000% due 10/26/2037 ~	3,951	3,681
BCAP LLC Trust
1.731% (US0001M + 0.180%) due 06/26/2037 ~	11,110	9,756
1.751% (US0012M + 1.750%) due 02/28/2037 ~	10,589	9,398
1.761% (US0001M + 0.140%) due 11/26/2036 ~	3,530	3,302
1.761% (LIBOR01M + 0.140%) due 09/28/2037 ~	2,324	2,290
1.771% (US0001M + 0.250%) due 09/28/2036 ~	30,182	27,716
1.781% (US0001M + 0.160%) due 11/26/2036 ~	21,228	20,575
1.781% due 01/28/2037 ~	3,530	3,464
1.789% due 04/28/2036 ~	6,048	6,043
1.790% due 07/26/2036 ~	3,645	3,500
1.791% (US0001M + 0.170%) due 08/26/2033 ~	13,404	12,903
1.791% due 11/28/2036 ~	14,865	14,403
1.791% (US0001M + 0.170%) due 12/28/2036 ~	13,251	12,863
1.791% (US0001M + 0.170%) due 08/26/2046 ~	535	537
1.791% (LIBOR01M + 0.170%) due 06/28/2047 ~	32,647	26,203
1.811% due 09/28/2046 ~	14,057	11,963
1.811% (LIBOR01M + 0.190%) due 11/28/2046 ~	3,773	3,730
1.821% (US0001M + 0.200%) due 10/28/2036 ~	12,562	11,872
1.841% (US0001M + 0.220%) due 06/28/2037 ~	12,799	11,116
1.871% (US0001M + 0.250%) due 08/28/2036 ~	22,103	21,755
1.892% (12MTA + 0.760%) due 04/28/2047 ~	14,011	12,132
1.900% due 11/28/2035 ~	13,163	11,059
1.921% due 07/28/2035 ~	13,147	11,705
1.921% (US0001M + 0.300%) due 03/26/2036 ~	25,303	24,882
1.941% due 10/28/2035 ~	10,232	9,112
1.941% (US0001M + 0.740%) due 01/26/2047 ~	13,333	12,222
1.951% due 01/28/2036 ~	18,353	17,615
1.951% (US0001M + 0.330%) due 02/28/2036 ~	17,208	15,506
1.956% (LIBOR12M + 1.250%) due 07/28/2047 ~	45,697	42,962
1.963% (12MTA + 0.840%) due 11/26/2046 ~	3,580	3,579
1.971% (US0001M + 0.350%) due 05/26/2036 ~	1,318	1,309

See Accompanying Notes	11

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.971% (12MTA + 0.770%) due 05/28/2047 ~	$16,244	$13,492
2.001% (LIBOR01M + 0.380%) due 01/28/2036 ~	18,931	16,800
2.011% (12MTA + 0.810%) due 12/28/2046 ~	18,126	16,707
2.021% (US0001M + 0.400%) due 11/28/2046 ~	13,444	12,986
2.082% (US0001M + 0.210%) due 05/25/2047 ~	101	95
2.092% (US0001M + 0.220%) due 05/25/2047 ^~	12,298	11,276
2.101% due 12/28/2035 ~	12,503	12,167
2.161% (LIBOR01M + 0.270%) due 11/28/2035 ~	21,863	20,485
2.181% (12MTA + 0.980%) due 07/28/2046 ~	21,237	19,338
2.253% due 10/28/2046 ~	11,829	10,595
2.356% due 12/28/2034 ~	6,190	6,019
2.551% (US0001M + 0.930%) due 01/26/2035 ~	46,787	42,493
2.621% (US0001M + 1.000%) due 08/26/2037 ~	14,991	14,777
2.911% due 10/26/2035 ~	254	254
2.921% (LIBOR01M + 1.300%) due 11/28/2035 ~	19,506	15,893
3.071% due 12/28/2036 ~	12,722	12,185
3.214% due 08/28/2036 ~	12,784	11,061
3.223% due 03/26/2036 ~	18,878	17,846
3.254% due 12/28/2036 ~	10,891	9,840
3.309% due 05/28/2036 ~	14,136	12,704
3.312% due 11/28/2037 ~	13,583	10,542
3.324% due 09/28/2035 ~	19,476	19,341
3.332% due 02/28/2036 ~	10,860	10,030
3.335% due 02/28/2036 ~	9,883	9,207
3.342% due 08/28/2046 ~	12,303	11,062
3.352% due 06/28/2036 ~	16,967	15,660
3.368% due 02/28/2037 ~	9,766	8,463
3.370% due 01/28/2038 ~	56,764	49,760
3.392% due 12/28/2035 ~	14,716	14,601
3.399% due 03/28/2036 ~	11,742	11,265
3.421% due 05/28/2035 ~	36,853	37,298
3.464% due 08/28/2036 ~	29,193	28,713
3.480% due 09/28/2035 ~	8,741	7,383
3.481% due 01/28/2036 ~	11,296	11,174
3.491% due 07/26/2036 ~	6,640	6,074
3.493% due 01/26/2034 ~	1,059	1,042
3.494% due 07/28/2036 ~	15,450	15,629
3.499% due 10/28/2035 ~	3,198	3,141
3.517% due 11/28/2035 ~	23,343	20,414
3.530% due 10/28/2035 ~	13,773	13,346
3.544% due 03/28/2036 ~	10,272	8,627
3.545% due 08/28/2035 ~	16,243	16,514
3.545% due 02/26/2036 ~	2,669	2,682
3.552% due 03/28/2037 ~	16,601	15,137
3.564% due 12/26/2037 ~	167	168
3.588% due 03/26/2037 ~	3,456	3,013
3.589% due 10/28/2035 ~	25,353	19,431
3.617% due 07/26/2036 ~	1,138	959
3.619% due 10/28/2035 ~	32,110	32,641
3.627% due 10/28/2035 ~	11,357	11,193
3.627% due 11/28/2035 ~	21,631	21,349
3.631% due 10/26/2036 ~	2,033	2,066
3.648% due 10/26/2035 ~	11,447	11,196
3.652% due 02/28/2036 ~	8,390	7,317
3.652% due 03/28/2036 ~	8,271	8,486
3.673% due 12/28/2036 ~	27,610	24,841
3.675% due 02/28/2036 ~	17,330	15,889
3.688% due 05/28/2035 ~	58,921	56,065
3.695% due 10/28/2035 ~	10,738	10,809
3.704% due 03/26/2037 ~	2,973	2,944
3.729% due 09/28/2035 ~	12,570	12,841
3.733% due 08/28/2036 ~	123,365	122,567
3.734% due 05/26/2036 ~	8,244	6,950
3.735% due 06/26/2035 ~	2,455	2,424
3.736% due 09/26/2035 ~	12,126	10,705
3.754% due 03/28/2036 ~	40,471	40,977
3.758% due 05/28/2036 ~	11,741	10,985
3.765% due 06/28/2047 ~	19,020	16,618
3.771% due 04/28/2036 ~	8,164	8,047
3.910% due 07/28/2036 ~	81,503	80,278
3.927% due 03/28/2037 ~	18,539	17,768

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.780% due 07/28/2037 ~	$10,215	$8,767
4.967% due 03/26/2037	19,791	19,793
5.000% due 01/26/2021 ~	2,575	2,590
5.250% due 06/26/2036	39,351	27,910
5.250% due 04/26/2037	28,499	24,467
5.250% due 04/26/2037 ~	6,766	6,140
5.250% due 06/26/2037	3,590	3,504
5.250% due 08/26/2037 ~	3,455	3,554
5.500% due 11/25/2034	4,874	4,238
5.750% due 02/26/2035 ~	10,180	10,334
5.995% due 08/28/2037 ~	6,981	6,784
5.999% due 07/28/2037 ~	6,258	6,131
6.000% due 10/28/2036 ~	8,318	7,856
6.000% due 02/26/2037 ~	11,256	10,477
6.000% due 05/28/2037 ~	17,498	16,941
6.000% due 08/28/2037	9,611	8,257
6.531% (US0001M + 0.190%) due 07/28/2036 ~	28,003	19,694
Bear Stearns Adjustable Rate Mortgage Trust
2.782% due 11/25/2030 ~	1,044	1,014
3.250% due 03/25/2035 ~	1,153	1,120
3.258% due 05/25/2034 ~	6	5
3.369% due 08/25/2033 ~	14	14
3.556% due 06/25/2035 ^~	899	823
3.558% due 01/25/2035 ~	109	108
3.587% due 04/25/2033 ~	850	857
3.593% due 08/25/2035 ~	1,268	1,178
3.616% due 09/25/2034 ~	1,298	1,305
3.619% due 10/25/2035 ~	897	899
3.660% due 03/25/2035 ~	2,145	2,109
3.670% (H15T1Y + 2.250%) due 02/25/2036 ~	4,353	4,381
3.673% due 11/25/2034 ~	2,335	2,283
3.728% due 02/25/2033 ~	41	40
3.750% due 10/25/2034 ~	29	28
3.753% due 07/25/2034 ~	168	165
3.757% due 01/25/2034 ~	1,385	1,400
3.771% due 07/25/2034 ~	408	415
3.772% due 05/25/2033 ~	489	496
3.794% due 02/25/2034 ~	833	849
3.808% due 01/25/2034 ~	1,829	1,873
3.816% due 01/25/2035 ~	510	500
3.823% due 01/25/2034 ~	20	20
3.827% due 04/25/2033 ~	68	69
3.827% due 04/25/2034 ~	1,111	1,117
3.842% due 02/25/2047 ~	3,816	3,633
3.929% due 04/25/2033 ~	380	379
3.968% due 02/25/2036 ^~	946	926
4.000% due 05/25/2034 ~	1	0
4.125% due 04/25/2034 ~	1	1
Bear Stearns ALT-A Trust
2.032% (US0001M + 0.160%) due 02/25/2034 ~	2,298	2,157
2.072% (US0001M + 0.200%) due 02/25/2034 ~	32	29
2.192% (US0001M + 0.320%) due 08/25/2036 ^~	11,611	12,003
2.192% (US0001M + 0.320%) due 01/25/2047 ~	4,337	4,308
2.212% (US0001M + 0.340%) due 08/25/2036 ~	4,035	3,945
2.312% (US0001M + 0.440%) due 04/25/2035 ~	923	922
2.352% (US0001M + 0.480%) due 02/25/2036 ~	2,008	1,922
2.372% (US0001M + 0.500%) due 03/25/2035 ~	108	108
2.572% (US0001M + 0.700%) due 09/25/2034 ~	798	800
2.639% due 02/25/2034 ~	122	112
3.354% due 08/25/2036 ^~	4,911	4,024
3.383% due 12/25/2033 ~	1,119	1,129
3.406% due 10/25/2033 ~	32	33
3.425% due 03/25/2036 ~	4,835	4,178
3.434% due 02/25/2036 ^~	1,283	1,144
3.437% due 02/25/2034 ~	2,440	2,508
3.453% due 04/25/2035 ~	9	9
3.471% due 03/25/2036 ~	16,178	12,139
3.474% due 11/25/2036 ^~	5,709	5,214
3.493% due 09/25/2034 ~	806	764
3.500% due 01/25/2036 ^~	10,697	10,589

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.513% due 01/25/2035 ~		$2,407	$2,010
3.541% due 11/25/2036 ~		1,364	1,278
3.556% due 08/25/2034 ~		60	61
3.562% due 11/25/2035 ^~		4,950	4,155
3.637% due 05/25/2036 ^~		8,788	6,568
3.688% due 05/25/2035 ~		632	643
3.766% due 03/25/2036 ^~		8,914	7,768
3.768% due 05/25/2036 ^~		7,635	5,880
3.799% due 12/25/2046 ^~		621	496
3.811% due 05/25/2035 ~		157	163
3.860% due 08/25/2036 ^~		64	50
4.267% due 11/25/2036 ^~		2,746	2,354
4.674% due 07/25/2035 ^~		10,751	8,928
Bear Stearns Asset-Backed Securities Trust
2.272% (US0001M + 0.400%) due 11/25/2034 ^~		1,748	1,538
5.500% due 01/25/2034		30	31
5.750% due 11/25/2034 ^		3,391	3,443
Bear Stearns Commercial Mortgage Securities Trust
7.000% due 05/20/2030 ~		482	483
Bear Stearns Mortgage Funding Trust
2.032% (US0001M + 0.160%) due 12/25/2046 ~		30,371	28,579
Bear Stearns Mortgage Securities, Inc.
3.945% due 06/25/2030 ~		7	8
Bear Stearns Structured Products, Inc. Trust
3.319% due 12/26/2046 ~		2,638	2,330
3.633% due 01/26/2036 ~		2,744	2,446
Bella Vista Mortgage Trust
2.058% (LIBOR01M + 0.250%) due 05/20/2045 ~		24	18
Berica ABS SRL
0.000% due 12/31/2055 •	EUR	7,993	9,833
Britannia Mortgages PLC
1.000% due 12/20/2048 «	GBP	0	18,357
Britannia Mortgages PLC
0.980% due 12/20/2048 «		153,292	215,228
1.000% due 12/20/2048 «(m)		9,581	5,281
3.280% due 12/20/2048 «		28,742	40,355
BX Trust
2.697% (LIBOR01M + 0.920%) due 07/15/2034 ~		$22,000	22,076
CGMS Commercial Mortgage Trust
2.877% (LIBOR01M + 1.100%) due 07/15/2030 ~		9,200	9,184
Chase Mortgage Finance Trust
3.257% due 02/25/2037 ~		3,074	3,027
3.373% due 12/25/2035 ^~		2,752	2,719
3.456% due 03/25/2037 ^~		4,915	4,858
3.458% due 02/25/2037 ~		320	319
3.481% due 12/25/2035 ^~		6,594	6,541
3.569% due 09/25/2036 ^~		658	652
3.618% due 03/25/2037 ^~		208	209
3.652% due 09/25/2036 ^~		78	78
3.677% due 02/25/2037 ~		29	29
3.698% due 02/25/2037 ~		404	405
3.714% due 02/25/2037 ~		50	50
5.500% due 12/25/2022 ^		6,192	4,838
5.500% due 03/25/2037		33	28
6.000% due 11/25/2036 ^		1,724	1,428
6.000% due 02/25/2037 ^		922	750
6.000% due 03/25/2037 ^		881	751
ChaseFlex Trust
2.022% (US0001M + 0.150%) due 08/25/2037 ~		9,105	9,003
2.212% (US0001M + 0.340%) due 08/25/2037 ~		9,309	9,338
2.372% (US0001M + 0.500%) due 06/25/2035 ~		2,770	1,747
4.374% due 08/25/2037 ^		1,323	1,275
5.000% due 07/25/2037 ^		2,149	1,979
6.000% due 02/25/2037 ^		1,911	1,525

12	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.994% (LIBOR01M + 0.300%) due 01/25/2036 ~	$1,037	$1,005
2.052% (US0001M + 0.180%) due 05/25/2036 ~	1,189	1,166
2.052% (US0001M + 0.180%) due 07/25/2036 ~	941	909
2.082% (US0001M + 0.210%) due 10/25/2046 ~	2,268	2,218
2.122% (US0001M + 0.250%) due 08/25/2035 ~	522	514
Citicorp Mortgage Securities Trust
5.500% due 12/25/2022	1	1
5.500% due 02/25/2026	59	59
5.500% due 04/25/2037	611	612
5.750% due 09/25/2037	985	999
6.000% due 06/25/2036	2,911	2,949
6.000% due 08/25/2036	849	865
Citicorp Mortgage Securities, Inc.
4.750% due 02/25/2020	154	155
Citigroup Global Markets Mortgage Securities, Inc.
2.372% (US0001M + 0.500%) due 05/25/2032 ~	62	62
7.000% due 12/25/2018	3	3
Citigroup Mortgage Loan Trust
0.000% due 09/25/2064 «~	76	74
1.942% (LIBOR01M + 0.070%) due 01/25/2037 ~	510	433
2.421% (US0001M + 0.800%) due 08/25/2035 ^~	2,597	2,452
3.081% due 10/25/2046 ~	3,168	2,848
3.262% due 03/25/2037 ~	7,933	6,997
3.554% due 07/25/2046 ^~	2,968	2,788
3.560% due 08/25/2035 ~	6,153	4,927
3.571% due 04/25/2037 ^~	1,943	1,687
3.588% due 03/25/2037 ^~	2,364	2,146
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~	19	20
3.911% due 09/25/2064 ~	51,889	46,463
6.250% due 11/25/2037 ~	3,446	2,774
Citigroup Mortgage Loan Trust, Inc.
2.830% (H15T1Y + 1.800%) due 09/25/2035 ~	2,183	2,139
3.180% (H15T1Y + 2.150%) due 09/25/2035 ~	15,092	15,305
3.358% due 12/25/2035 ^~	1,825	1,370
3.414% due 05/25/2035 ~	1,305	1,321
3.748% due 02/25/2034 ~	1,003	1,008
5.500% due 11/25/2035 ^	2,045	2,043
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	550	552
6.000% due 09/25/2036	461	447
6.000% due 06/25/2037 ^	1,118	1,092
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	24	25
Commercial Mortgage Trust
3.142% due 02/10/2048	4,200	4,213
Community Program Loan Trust
4.500% due 04/01/2029	5,694	5,691
Countrywide Alternative Loan Resecuritization Trust
4.508% due 08/25/2037 ^~	1,835	1,384
6.000% due 05/25/2036 ^	1,553	1,306
6.000% due 08/25/2037 ^~	1,665	1,340
Countrywide Alternative Loan Trust
2.012% (US0001M + 0.190%) due 09/20/2046 ~	3,604	3,009
2.012% (US0001M + 0.140%) due 04/25/2047 ~	9,209	8,117
2.032% (US0001M + 0.210%) due 03/20/2046 ~	1,532	1,306
2.032% (US0001M + 0.210%) due 05/20/2046 ^~	1,001	844
2.032% (US0001M + 0.160%) due 12/25/2046 ^~	1,294	1,276
2.042% (US0001M + 0.170%) due 11/25/2036 ~	2,494	2,384
2.042% (US0001M + 0.170%) due 01/25/2037 ^~	574	561
2.042% (US0001M + 0.170%) due 06/25/2046 ~	945	910
2.052% (US0001M + 0.230%) due 07/20/2035 ~	48	47
2.052% (US0001M + 0.180%) due 11/25/2036 ~	24,831	23,551
2.052% (US0001M + 0.230%) due 05/20/2046 ^~	11,441	9,122
2.052% (US0001M + 0.180%) due 05/25/2047 ~	4,069	3,975
2.062% (US0001M + 0.190%) due 07/25/2046 ^~	2,255	1,891

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.062% (US0001M + 0.190%) due 09/25/2046 ^~	$13,093	$12,046
2.072% (US0001M + 0.200%) due 06/25/2037 ~	8	7
2.072% (US0001M + 0.200%) due 04/25/2047 ~	6,838	6,554
2.082% (US0001M + 0.210%) due 05/25/2035 ~	146	139
2.082% (US0001M + 0.210%) due 07/25/2046 ^~	263	241
2.122% (US0001M + 0.300%) due 11/20/2035 ~	22	21
2.122% (US0001M + 0.250%) due 09/25/2046 ^~	961	743
2.122% (US0001M + 0.250%) due 10/25/2046 ^~	202	155
2.132% (US0001M + 0.260%) due 07/25/2036 ~	25,606	20,598
2.132% (US0001M + 0.260%) due 07/25/2046 ^~	512	284
2.142% (US0001M + 0.270%) due 05/25/2036 ^~	23	7
2.152% (US0001M + 0.330%) due 11/20/2035 ~	3,704	3,620
2.152% (US0001M + 0.280%) due 12/25/2035 ~	26	25
2.152% (US0001M + 0.280%) due 02/25/2037 ~	2,529	2,301
2.162% (US0001M + 0.290%) due 11/25/2035 ~	2,038	1,801
2.162% (US0001M + 0.290%) due 02/25/2036 ^~	2,249	1,887
2.202% (US0001M + 0.330%) due 09/25/2035 ~	1,033	949
2.222% (US0001M + 0.350%) due 09/25/2035 ~	1,397	1,313
2.222% (US0001M + 0.350%) due 05/25/2036 ^~	3,511	2,057
2.222% (US0001M + 0.350%) due 06/25/2036 ^~	1,823	1,198
2.222% (US0001M + 0.350%) due 05/25/2037 ^~	207	121
2.283% (12MTA + 1.000%) due 12/25/2035 ~	427	396
2.283% (12MTA + 1.000%) due 02/25/2036 ~	512	468
2.372% (US0001M + 0.500%) due 06/25/2035 ~	2,926	2,814
2.372% (US0001M + 0.500%) due 04/25/2036 ~	9,718	5,816
2.383% (12MTA + 1.100%) due 08/25/2035 ^~	146	106
2.392% (US0001M + 0.520%) due 07/25/2035 ~	2,743	2,717
2.392% (US0001M + 0.520%) due 12/25/2035 ~	928	900
2.422% (US0001M + 0.550%) due 08/25/2034 ~	24	22
2.422% (US0001M + 0.550%) due 10/25/2036 ^~	3,302	2,271
2.452% (US0001M + 0.580%) due 06/25/2034 ~	2,122	2,087
2.552% (US0001M + 0.680%) due 10/25/2035 ~	3,518	2,675
2.572% (US0001M + 0.700%) due 10/25/2035 ^~	1,509	1,295
2.642% (US0001M + 0.770%) due 11/25/2035 ~	326	311
2.663% (12MTA + 1.380%) due 11/25/2047 ^~	6,557	5,586
2.672% (US0001M + 0.800%) due 12/25/2035 ^~	2,311	2,050
2.683% (12MTA + 1.400%) due 08/25/2035 ~	1,283	1,311
2.763% (12MTA + 1.480%) due 01/25/2036 ~	50	50
2.922% (US0001M + 1.050%) due 06/25/2034 ~	8,402	7,970
2.972% (US0001M + 1.100%) due 02/25/2036 ^~	4,801	4,070
3.364% due 10/25/2035 ^~	428	369
3.402% due 11/25/2035 ^~	1,139	1,032
5.250% due 06/25/2035 ^	645	612
5.500% due 07/25/2035 ^	2,508	2,181
5.500% due 11/25/2035 ^	5,886	5,349
5.500% due 11/25/2035	2,507	1,977
5.500% due 12/25/2035 ^	1,972	1,751
5.500% due 02/25/2036 ^	1,699	1,519
5.750% (US0001M + 1.000%) due 03/25/2037 ^~	999	893

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.750% due 07/25/2037 ^	$185	$166
6.000% due 10/25/2033	345	359
6.000% due 03/25/2035 ^	214	167
6.000% due 04/25/2036 ^	1,473	1,162
6.000% due 05/25/2036 ^	1,477	1,192
6.000% due 06/25/2036 ^	1,270	1,097
6.000% (US0001M + 1.000%) due 08/25/2036 ^~	1,590	1,418
6.000% due 08/25/2036 ^	2,999	2,674
6.000% due 11/25/2036 ^	81	70
6.000% due 02/25/2037 ^	7,163	5,169
6.000% due 02/25/2037	492	426
6.000% due 03/25/2037 ^	2,138	1,645
6.000% due 04/25/2037	4,328	3,412
6.000% due 05/25/2037 ^	445	335
6.000% due 08/25/2037	649	595
6.250% due 12/25/2033	43	44
6.250% due 11/25/2036 ^	685	616
6.250% due 11/25/2036	2,905	2,383
6.250% due 08/25/2037 ^	2,903	2,550
6.500% due 05/25/2036 ^	2,729	2,127
6.500% due 09/25/2036	1,295	1,072
6.500% due 08/25/2037 ^	8,468	6,429
6.500% due 09/25/2037 ^	1,895	1,366
14.653% (- 2.75*US0001M + 19.800%) due 07/25/2035 ~	1,168	1,342
Countrywide Home Loan Mortgage Pass-Through Trust
2.212% (US0001M + 0.340%) due 03/25/2036 ~	548	142
2.222% (US0001M + 0.350%) due 02/25/2036 ^~	124	45
2.243% (12MTA + 0.960%) due 04/25/2046 ^~	6,948	3,679
2.332% (US0001M + 0.460%) due 05/25/2035 ~	6,878	6,370
2.412% (US0001M + 0.540%) due 03/25/2035 ~	540	521
2.452% (US0001M + 0.580%) due 04/25/2035 ~	8,988	8,565
2.472% (US0001M + 0.600%) due 05/25/2035 ~	1,762	1,646
2.512% (US0001M + 0.640%) due 03/25/2035 ~	197	185
2.532% (US0001M + 0.660%) due 02/25/2035 ~	928	895
2.552% (US0001M + 0.680%) due 02/25/2035 ~	191	186
2.580% due 04/25/2035 ~	125	98
2.632% (US0001M + 0.760%) due 09/25/2034 ~	73	72
3.112% due 07/25/2034 ~	1,043	1,046
3.159% due 06/20/2034 ~	565	567
3.213% due 06/19/2031 ~	42	41
3.242% due 05/20/2036 ^~	1,436	1,347
3.306% due 03/25/2037 ^~	708	646
3.310% due 11/20/2034 ~	3,307	3,324
3.351% due 10/20/2035 ~	673	596
3.351% due 02/20/2036 ^~	157	136
3.381% due 10/25/2035 ^~	3,096	2,675
3.412% due 08/25/2034 ^~	3	3
3.412% due 08/25/2034 ~	101	98
3.446% due 04/20/2036 ^~	1,766	1,631
3.450% due 02/25/2047 ^~	804	728
3.473% due 09/25/2047 ^~	2,304	2,172
3.479% (US0012M + 1.750%) due 02/20/2036 ^~	148	140
3.480% due 11/25/2037 ~	5,587	4,931
3.481% due 04/25/2035 ^~	2,241	2,067
3.491% due 11/25/2034 ~	4,440	4,431
3.498% due 08/25/2034 ^~	1,790	1,752
3.500% due 07/19/2031 ~	20	20
3.511% due 11/20/2034 ~	189	193
3.518% due 07/20/2034 ~	319	310
3.537% (US0012M + 1.750%) due 02/20/2036 ^~	19	17
3.549% due 12/19/2033 ~	35	36
3.647% due 02/25/2034 ~	22	22
3.662% due 10/19/2032 ~	28	27
3.668% due 08/25/2034 ^~	1,797	1,698
3.673% due 10/25/2033 ~	1,712	1,697
3.811% due 11/19/2033 ~	132	135
3.838% due 04/20/2035 ~	286	287
4.500% due 09/25/2035	2,008	1,942
5.000% due 09/25/2035 ^	46	44
5.500% due 01/25/2035	384	390
5.500% due 03/25/2035	545	548
5.500% due 09/25/2035 ^	4,898	4,831
5.500% due 10/25/2035 ^	3,213	3,037
5.500% due 11/25/2035 ^	1,432	1,292
5.750% due 12/25/2035 ^	2,492	2,243

See Accompanying Notes	13

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.750% due 02/25/2037 ^	$1,776	$1,505
5.750% due 07/25/2037 ^	884	820
6.000% due 05/25/2036 ^	2,633	2,231
6.000% due 07/25/2036	6,804	5,981
6.000% due 12/25/2036 ^	176	151
6.000% due 02/25/2037	913	790
6.000% due 02/25/2037 ^	3,740	3,377
6.000% due 03/25/2037 ^	713	623
6.000% due 07/25/2037	1,020	867
6.000% due 08/25/2037 ^	5,847	5,105
6.000% due 09/25/2037 ^	485	444
6.250% due 09/25/2036 ^	6,946	5,951
6.250% due 02/25/2038 ^	1,729	1,469
Countrywide Home Loan Reperforming REMIC Trust
2.212% (US0001M + 0.340%) due 06/25/2035 ~	2,195	2,124
7.500% due 06/25/2035 ^	1,169	1,207
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~	1	1
2.195% due 03/25/2032 ~	359	341
3.022% (US0001M + 1.150%) due 09/25/2034 ^~	1,929	1,897
3.525% due 09/25/2034 ~	1,071	1,074
5.119% due 06/25/2032 ~	18	18
5.500% due 09/25/2035	4,790	4,565
7.500% due 05/25/2032	71	76
7.500% due 12/25/2032	2	2
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
2.612% (US0001M + 0.740%) due 06/25/2034 ~	692	682
3.093% due 07/25/2033 ~	1,406	1,399
3.137% due 10/25/2033 ~	72	72
3.635% due 05/25/2034 ~	2,001	2,049
5.500% due 10/25/2035	1,511	1,411
6.000% due 11/25/2035 ^	28	24
Credit Suisse Mortgage Capital Certificates
3.285% due 07/27/2037 ~	16,663	15,512
3.474% due 04/26/2038 ~	1,717	1,711
3.562% due 11/26/2035 ~	434	436
3.634% due 04/28/2037 ~	10,433	8,506
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~	1,264	676
5.837% due 04/25/2037 ~	21,299	10,571
5.863% due 02/25/2037 ^~	3,499	1,557
6.000% due 07/25/2036	1,355	1,144
6.000% due 04/25/2037 ^	1,378	1,049
7.000% due 08/25/2037 ~	6,504	4,033
Credit Suisse Mortgage Capital Trust
0.000% due 04/25/2048 «(h)	834	835
0.000% due 07/25/2057 «(h)	684	682
1.861% (LIBOR01M + 0.240%) due 05/27/2037 ~	4,634	4,617
3.222% due 07/25/2057 «~	563,224	520,594
3.532% due 04/25/2048 «~	170,995	157,621
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	1,834	858
5.720% due 09/25/2036	2,637	1,580
6.172% due 06/25/2036 ^	2,389	1,148
CSMC Trust
1.000% due 07/25/2045 «(c)	650,000	660,638
Deutsche ALT-A Securities, Inc.
1.972% (US0001M + 0.100%) due 08/25/2037 ^~	7,563	6,564
1.992% (US0001M + 0.120%) due 08/25/2036 ~	4,767	4,257
2.012% (LIBOR01M + 0.140%) due 07/25/2047 ~	18,603	17,723
2.022% (US0001M + 0.150%) due 02/25/2047 ~	7,409	6,274
2.112% (US0001M + 0.240%) due 01/25/2047 ~	4,035	3,339
3.260% due 10/25/2035 ~	1,820	1,588
3.981% due 10/25/2035 ~	295	292
5.000% due 10/25/2018	30	30
5.500% due 12/25/2035 ^	1,332	1,211
Deutsche ALT-B Securities, Inc.
1.972% (US0001M + 0.100%) due 10/25/2036 ^~	14	11
5.869% due 10/25/2036 ^	1,120	1,065
5.886% due 10/25/2036 ^	1,120	1,065
6.005% due 10/25/2036 ^~	845	804
6.300% due 07/25/2036 ^	1,146	1,035

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Deutsche Mortgage & Asset Receiving Corp.
1.861% (LIBOR01M + 0.240%) due 11/27/2036 ~		$7,864	$7,656
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 «		42	35
Downey Savings & Loan Association Mortgage Loan Trust
1.988% (US0001M + 0.180%) due 04/19/2047 ^~		991	825
2.628% (US0001M + 0.820%) due 09/19/2044 ~		102	102
3.447% due 07/19/2044 ~		28	28
EMF-NL Prime BV
0.471% (EUR003M + 0.800%) due 04/17/2041 ~	EUR	6,844	8,035
Eurosail PLC
1.171% (EUR003M + 1.500%) due 10/17/2040 ~		2,760	3,429
First Horizon Alternative Mortgage Securities Trust
2.242% (US0001M + 0.370%) due 02/25/2037 ~		$28	17
2.372% (US0001M + 0.500%) due 06/25/2035 ^~		3,633	2,876
3.165% due 08/25/2035 ^~		2,527	2,290
3.333% due 08/25/2034 ~		553	551
3.337% due 03/25/2035 ~		57	48
5.500% due 05/25/2035		2,790	2,624
5.500% due 06/25/2035 ^		3,251	3,091
6.000% due 07/25/2036 ^		2,276	1,929
6.250% due 08/25/2037 ^		743	604
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		137	121
First Horizon Mortgage Pass-Through Trust
2.142% (US0001M + 0.270%) due 02/25/2035 ~		17	16
3.261% due 08/25/2035 ~		1,403	1,202
3.343% due 10/25/2035 ^~		6,755	6,491
3.445% due 11/25/2035 ^~		1,314	1,209
3.473% due 11/25/2034 ~		2,372	2,371
3.474% due 11/25/2037 ^~		5,589	5,275
3.566% due 10/25/2035 ~		788	778
3.603% due 09/25/2035 ~		3,011	2,954
3.657% due 01/25/2037 ^~		59	54
3.945% due 10/25/2036 ~		517	465
4.171% due 04/25/2035 ~		2,050	2,100
5.250% due 05/25/2021 ^		303	214
5.500% due 01/25/2035		265	271
5.750% due 02/25/2036 ^		518	462
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		65	66
General Motors Acceptance Corp.
7.430% due 12/01/2021		22	22
GMAC Mortgage Corp. Loan Trust
3.765% due 05/25/2035 ~		2,060	1,972
3.821% due 04/19/2036 ^~		4,471	4,168
4.054% due 06/25/2034 ~		19	19
4.125% due 06/25/2034 ~		27	27
4.413% due 06/19/2035 ~		224	222
Great Hall Mortgages PLC
0.000% due 03/18/2039 •	EUR	1,594	1,944
0.744% (BP0003M + 0.130%) due 03/18/2039 ~	GBP	46,441	64,455
0.754% (BP0003M + 0.140%) due 06/18/2039 ~		13,413	18,552
2.308% (US0003M + 0.130%) due 06/18/2039 ~		$20,664	20,289
Grecale ABS SRL
0.026% (EUR006M + 0.300%) due 04/28/2056 ~	EUR	5,622	6,908
GreenPoint Mortgage Funding Trust
2.072% (US0001M + 0.200%) due 10/25/2046 ~		$739	625
2.072% (US0001M + 0.200%) due 12/25/2046 ^~		616	560
2.112% (US0001M + 0.240%) due 08/25/2045 ~		3,759	3,539
2.142% (US0001M + 0.270%) due 04/25/2036 ^~		56	136
2.212% (US0001M + 0.340%) due 10/25/2046 ~		688	499
2.312% (US0001M + 0.440%) due 06/25/2045 ~		624	599
2.412% (US0001M + 0.540%) due 11/25/2045 ~		414	368

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034	$18,300	$18,087
GS Mortgage Securities Trust
1.968% due 11/10/2045 ~(a)	39,786	2,959
3.199% due 10/10/2031	8,510	8,406
GSC Capital Corp. Mortgage Trust
2.052% (US0001M + 0.180%) due 05/25/2036 ^~	242	216
GSMPS Mortgage Loan Trust
2.222% (US0001M + 0.350%) due 09/25/2035 ~	5,671	5,142
7.500% due 06/25/2043	2,616	2,854
GSR Mortgage Loan Trust
2.172% (US0001M + 0.300%) due 07/25/2035 ~	203	188
2.222% (US0001M + 0.350%) due 01/25/2034 ~	42	41
2.910% (H15T1Y + 1.750%) due 04/25/2032 ~	111	102
3.111% due 06/25/2034 ~	319	316
3.520% due 07/25/2035 ~	55	55
3.524% due 09/25/2035 ~	66	66
3.524% due 04/25/2036 ~	70	63
3.564% due 11/25/2035 ^~	2,934	2,598
3.630% (H15T1Y + 1.750%) due 03/25/2033 ~	22	22
3.630% due 05/25/2035 ~	1,362	1,348
3.635% due 05/25/2035 ~	30	29
3.639% due 11/25/2035 ~	25	25
3.641% due 11/25/2035 ~	56	57
3.643% due 04/25/2035 ~	374	373
3.658% due 01/25/2036 ^~	164	163
3.689% due 03/25/2037 ^~	7,025	6,427
3.785% due 04/25/2035 ~	1,933	1,950
5.000% due 05/25/2036 ^	350	601
5.000% due 05/25/2037 ^	8	8
5.500% due 06/25/2035	3,043	3,162
5.500% due 06/25/2036 ^	1,333	1,305
5.750% due 02/25/2036	1,028	1,002
5.750% due 02/25/2037 ^	1,367	1,829
6.000% due 08/25/2021 ^	92	91
6.000% due 03/25/2032	6	6
6.000% due 11/25/2035	1,375	1,230
6.000% due 11/25/2035 ^	11,670	9,511
6.000% due 02/25/2036 ^	5,797	5,016
6.000% due 01/25/2037 ^	4,000	3,768
6.000% due 03/25/2037 ^	36	32
6.000% due 05/25/2037 ^	3,432	3,235
6.000% due 07/25/2037 ^	321	296
6.250% due 09/25/2036 ^	770	750
6.500% due 09/25/2036 ^	3,342	2,750
HarborView Mortgage Loan Trust
1.958% (US0001M + 0.150%) due 01/25/2047 ~	3,557	3,335
1.988% (US0001M + 0.180%) due 07/19/2046 ^~	25,257	16,765
2.008% (US0001M + 0.200%) due 09/19/2046 ~	4,487	4,031
2.018% (US0001M + 0.210%) due 11/19/2036 ~	4,994	4,193
2.248% (US0001M + 0.440%) due 05/19/2035 ~	14,384	13,905
2.288% (US0001M + 0.480%) due 06/19/2035 ~	2,018	1,990
2.368% (US0001M + 0.560%) due 06/19/2034 ~	782	760
2.368% (US0001M + 0.560%) due 02/19/2036 ~	7,293	6,260
2.408% (US0001M + 0.600%) due 04/19/2034 ~	971	916
2.448% (US0001M + 0.640%) due 01/19/2035 ~	1,652	1,526
2.508% (US0001M + 0.700%) due 01/19/2035 ~	2,955	2,684
2.528% (US0001M + 0.720%) due 01/19/2035 ~	163	159
2.608% (US0001M + 0.800%) due 11/19/2034 ~	294	267
2.627% (COF 11 + 1.850%) due 06/19/2045 ^~	13,048	8,683
2.872% (US0001M + 1.000%) due 10/25/2037 ~	1,729	1,711
3.565% due 06/19/2036 ^~	4,214	3,034

14	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.587% due 04/19/2034 ~	$19	$19
3.628% due 07/19/2035 ~	405	359
3.700% due 08/19/2036 ^~	1,015	939
3.833% due 06/19/2036 ~	6,644	4,700
3.865% due 12/19/2035 ^~	1,819	1,804
Hilton USA Trust
2.828% due 11/05/2035	33,800	33,002
Holmes Master Issuer PLC
2.146% due 10/15/2054 ~	57,500	57,540
HomeBanc Mortgage Trust
2.132% (US0001M + 0.260%) due 01/25/2036 ~	2,402	2,380
2.142% (US0001M + 0.270%) due 10/25/2035 ~	56	56
2.612% (US0001M + 0.740%) due 12/25/2034 ~	2,837	2,834
2.732% (US0001M + 0.860%) due 08/25/2029 ~	1,457	1,401
3.122% due 04/25/2037 ^~	2,306	2,163
3.348% due 04/25/2037 ^~	3,383	3,037
Homestar Mortgage Acceptance Corp.
2.322% (US0001M + 0.450%) due 07/25/2034 ~	716	719
HSI Asset Securitization Corp. Trust
2.092% (US0001M + 0.220%) due 11/25/2035 ~	16,238	13,540
Impac CMB Trust
2.612% (US0001M + 0.740%) due 11/25/2034 ~	1,260	1,261
2.632% (US0001M + 0.760%) due 10/25/2033 ~	20	19
2.652% (US0001M + 0.780%) due 10/25/2034 ~	556	546
4.559% due 09/25/2034	208	206
Impac Secured Assets CMN Owner Trust
3.525% due 07/25/2035 ~	1,053	868
Impac Secured Assets Corp.
2.672% (US0001M + 0.800%) due 11/25/2034 ~	123	123
Impac Secured Assets Trust
2.042% (US0001M + 0.170%) due 01/25/2037 ~	8,449	8,109
IndyMac Adjustable Rate Mortgage Trust
2.779% due 01/25/2032 ~	289	284
2.784% due 01/25/2032 ~	63	62
3.197% due 08/25/2031 ~	328	332
IndyMac Mortgage Loan Trust
2.012% (LIBOR01M + 0.140%) due 04/25/2037 ~	3,869	3,844
2.032% (LIBOR01M + 0.160%) due 04/25/2037 ~	1,922	1,855
2.052% (US0001M + 0.180%) due 02/25/2037 ~	20,963	19,443
2.052% (LIBOR01M + 0.180%) due 07/25/2047 ~	8,675	6,628
2.062% (LIBOR01M + 0.190%) due 04/25/2037 ~	1,574	1,497
2.072% (US0001M + 0.200%) due 11/25/2046 ~	666	608
2.082% (US0001M + 0.210%) due 04/25/2046 ~	4,934	4,583
2.082% (US0001M + 0.210%) due 05/25/2046 ~	119	115
2.112% (US0001M + 0.240%) due 07/25/2035 ~	2,125	2,055
2.172% (US0001M + 0.300%) due 11/25/2035 ^~	594	461
2.172% (US0001M + 0.300%) due 06/25/2037 ^~	1,091	686
2.182% (US0001M + 0.310%) due 10/25/2036 ~	12,823	10,169
2.332% (US0001M + 0.460%) due 04/25/2035 ~	236	226
2.512% (US0001M + 0.640%) due 07/25/2045 ~	61	59
2.652% (US0001M + 0.780%) due 05/25/2034 ~	4	4
2.672% (US0001M + 0.800%) due 11/25/2034 ~	47	43
2.692% (US0001M + 0.820%) due 11/25/2034 ^~	1,301	1,101
3.036% due 06/25/2037 ~	7,007	5,164
3.082% due 06/25/2037 ^~	2,776	2,569
3.217% due 01/25/2035 ~	104	99

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.289% due 07/25/2037 ~	$1,453	$1,223
3.320% due 08/25/2035 ~	53	48
3.354% due 01/25/2036 ^~	597	536
3.362% due 12/25/2035 ~	3,891	3,736
3.428% due 08/25/2036 ~	1,594	1,581
3.446% due 08/25/2035 ~	610	556
3.446% due 08/25/2035 ^~	518	472
3.447% due 10/25/2035 ~	502	459
3.462% due 01/25/2036 ^~	5,195	4,721
3.491% due 04/25/2037 ^~	13,073	11,703
3.494% due 12/25/2034 ~	128	126
3.506% due 09/25/2035 ^~	13,592	12,882
3.516% due 03/25/2036 ~	3,071	2,775
3.537% due 04/25/2037 ~	7,259	6,845
3.547% due 05/25/2036 ~	3,197	2,945
3.633% due 11/25/2037 ~	2,149	2,110
3.680% due 10/25/2034 ~	2,694	2,735
3.684% due 01/25/2036 ~	7,586	7,557
3.713% due 02/25/2035 ~	448	433
6.250% due 11/25/2037 ^	1,311	1,070
JPMorgan Alternative Loan Trust
2.012% (US0001M + 0.140%) due 03/25/2037 ~	1,808	1,718
3.229% due 12/25/2036 ~	17,112	16,316
3.391% due 11/25/2036 ^~	1,761	1,821
3.701% due 05/25/2037 ^~	6,379	6,341
5.658% due 05/26/2037 «~	35,506	30,579
6.050% due 05/25/2036	303	307
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
3.227% (LIBOR01M + 1.450%) due 01/15/2033 ~	5,413	5,428
JPMorgan Chase Commercial Mortgage Securities Trust
3.227% (LIBOR01M + 1.450%) due 10/15/2033 ~	12,600	12,624
3.474% due 12/15/2049 ~	6,700	6,738
JPMorgan Mortgage Trust
3.132% due 02/25/2034 ~	404	404
3.144% due 11/25/2033 ~	11	11
3.161% due 07/27/2037 ~	12,229	11,978
3.337% due 06/25/2035 ~	3,641	3,610
3.410% due 10/25/2035 ^~	758	684
3.434% due 11/25/2035 ~	1,713	1,694
3.447% due 05/25/2036 ~	4,133	4,121
3.485% due 08/25/2036 ^~	3,271	3,241
3.485% due 10/25/2036 ~	152	135
3.492% due 11/25/2035 ~	2,987	2,897
3.497% due 10/25/2035 ^~	1,891	1,789
3.520% due 04/25/2036 ^~	4,974	4,678
3.536% due 07/25/2035 ~	462	465
3.538% due 04/25/2036 ^~	1,944	1,929
3.538% due 04/25/2036 ~	4,487	4,565
3.580% due 06/25/2035 ~	4,760	4,732
3.605% due 10/25/2036 ^~	4,192	3,965
3.614% due 04/25/2037 ^~	527	498
3.631% due 07/25/2035 ~	1,397	1,404
3.643% due 02/25/2036 ^~	96	90
3.647% due 08/25/2035 ^~	2,406	2,355
3.648% due 10/25/2035 ~	1,656	1,565
3.673% due 10/25/2036 ^~	51	46
3.675% due 02/25/2036 ^~	16	15
3.676% due 07/25/2035 ~	37	38
3.681% due 04/25/2035 ~	180	182
3.688% due 07/25/2035 ~	173	172
3.690% due 08/25/2035 ~	4,120	4,158
3.695% due 10/25/2035 ~	80	81
3.702% due 09/25/2035 ~	398	394
3.704% due 07/25/2035 ~	6,375	6,557
3.722% due 07/25/2035 ~	1,772	1,779
3.733% due 06/25/2035 ~	496	465
3.739% due 07/25/2035 ~	621	634
3.754% due 08/25/2035 ~	1,527	1,541
5.000% due 08/25/2020	387	389
5.500% due 03/25/2022 ^	221	240
5.500% due 07/25/2036 ^	984	909
5.750% due 01/25/2036 ^	27	23
6.000% due 01/25/2037 ^	15,555	13,124
6.500% due 07/25/2036 ^	4,079	3,125
6.500% due 08/25/2036 ^	657	555
Lavender Trust
6.250% due 10/26/2036	5,662	4,702
Legacy Mortgage Asset Trust
2.796% due 12/26/2057 «	705,022	719,729

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Lehman Mortgage Trust
2.192% (US0001M + 0.320%) due 08/25/2036 ^~	$7,664	$6,294
2.522% (US0001M + 0.650%) due 06/25/2037 ^~	686	626
5.000% due 12/25/2035 ^	219	202
5.298% due 01/25/2036 ^~	4,432	4,394
5.354% due 12/25/2035 ~	5,217	3,324
5.500% due 01/25/2036	1,103	997
5.837% due 04/25/2036 ~	990	900
6.000% due 07/25/2036 ^	6,625	5,277
6.000% due 09/25/2036 ^	2,286	1,935
Lehman XS Trust
1.801% (LIBOR01M + 0.180%) due 07/25/2037 ^~	3,803	3,843
1.992% (US0001M + 0.120%) due 07/25/2037 ~	3,140	4,078
2.032% (LIBOR01M + 0.160%) due 03/25/2047 ^~	6,839	6,665
2.042% (US0001M + 0.170%) due 12/25/2036 ^~	1,170	1,192
2.062% (US0001M + 0.190%) due 11/25/2046 ~	304	298
2.072% (US0001M + 0.200%) due 08/25/2046 ~	14,210	12,445
2.072% (US0001M + 0.200%) due 08/25/2046 ^~	1,631	1,393
2.772% (US0001M + 0.900%) due 08/25/2047 ~	9,934	8,320
3.164% (US0001M + 1.500%) due 07/25/2035 ~	4,371	4,377
Luminent Mortgage Trust
2.032% (US0001M + 0.160%) due 11/25/2036 ^~	299	271
2.042% (LIBOR01M + 0.170%) due 12/25/2036 ~	9,962	8,935
2.052% (LIBOR01M + 0.180%) due 12/25/2036 ^~	6,345	5,753
2.072% (US0001M + 0.200%) due 02/25/2046 ~	79	64
2.112% (US0001M + 0.240%) due 04/25/2036 ~	14,626	12,414
MASTR Adjustable Rate Mortgages Trust
2.072% (LIBOR01M + 0.200%) due 05/25/2047 ~	505	419
2.082% (US0001M + 0.210%) due 04/25/2046 ~	6,771	5,868
2.082% (LIBOR01M + 0.210%) due 05/25/2047 ^~	633	622
2.112% (US0001M + 0.240%) due 05/25/2037 ~	1,084	692
2.172% (LIBOR01M + 0.300%) due 05/25/2047 ^~	645	504
2.946% due 07/25/2035 ^~	1,149	1,032
3.153% due 12/25/2033 ~	37	36
3.304% due 10/25/2032 ~	400	400
3.323% due 12/25/2034 ~	2,937	2,888
3.495% due 03/25/2035 ~	485	480
3.527% due 12/25/2033 ~	135	135
3.581% due 05/25/2034 ~	155	155
4.062% due 10/25/2034 ~	2,706	2,650
MASTR Alternative Loan Trust
2.272% (US0001M + 0.400%) due 03/25/2036 ~	7,322	1,378
MASTR Asset Securitization Trust
5.750% (US0001M + 0.950%) due 05/25/2036 ^~	6,345	5,959
6.000% due 06/25/2036 ^	537	526
MASTR Reperforming Loan Trust
2.232% (US0001M + 0.360%) due 07/25/2035 ~	3,515	2,887
7.000% due 08/25/2034	2,351	2,342
7.000% due 05/25/2035	640	631
MASTR Seasoned Securitization Trust
6.500% due 08/25/2032 ~	3,560	3,680
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.477% (US0001M + 0.700%) due 11/15/2031 ~	2,353	2,359
2.517% (US0001M + 0.740%) due 09/15/2030 ~	754	749
2.657% (US0001M + 0.880%) due 11/15/2031 ~	46	43

See Accompanying Notes	15

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.612% due 10/20/2029 ~	$1,891	$1,903
2.637% (US0001M + 0.860%) due 08/15/2032 ~	119	115
Merrill Lynch Alternative Note Asset Trust
1.791% (LIBOR01M + 0.170%) due 02/25/2037 ~	1,790	1,766
1.982% (US0001M + 0.110%) due 03/25/2037 ~	995	455
2.172% (US0001M + 0.300%) due 03/25/2037 ~	2,632	1,228
3.588% due 06/25/2037 ^~	1,743	1,427
6.000% due 03/25/2037	1,245	563
6.000% due 05/25/2037 ^	7,242	6,669
Merrill Lynch Mortgage Investors Trust
2.122% (US0001M + 0.250%) due 11/25/2035 ~	22	21
2.142% (US0001M + 0.270%) due 04/25/2035 ~	594	592
2.492% (US0001M + 0.620%) due 10/25/2028 ~	58	58
2.532% (US0001M + 0.660%) due 06/25/2028 ~	903	888
2.532% (US0001M + 0.660%) due 09/25/2029 ~	63	63
2.532% (US0001M + 0.660%) due 11/25/2029 ~	234	230
2.612% (US0001M + 0.740%) due 03/25/2028 ~	50	48
2.652% (US0001M + 0.780%) due 03/25/2028 ~	18	18
2.828% (US0006M + 0.660%) due 10/25/2028 ~	35	34
2.947% (US0006M + 0.500%) due 04/25/2029 ~	518	515
3.167% (US0006M + 0.720%) due 11/25/2029 ~	248	249
3.188% due 06/25/2035 ~	8,452	8,466
3.274% due 08/25/2034 ~	882	881
3.293% due 02/25/2033 ~	28	27
3.452% due 05/25/2033 ~	3,197	3,202
3.482% due 12/25/2035 ~	1,305	1,249
3.525% due 02/25/2035 ~	5,578	5,715
3.539% due 12/25/2034 ~	50	51
3.543% due 02/25/2034 ~	10	10
3.557% due 12/25/2035 ~	1,237	1,234
3.569% due 05/25/2036 ~	3,664	3,700
3.615% due 07/25/2035 ^~	488	476
3.622% due 09/25/2035 ~	3,609	3,591
3.667% due 11/25/2035 ~	4,746	4,806
3.711% (US0006M + 1.500%) due 12/25/2032 ~	310	309
3.749% due 06/25/2037 ~	972	979
3.879% due 05/25/2033 ~	13	13
5.250% due 08/25/2036	2,105	2,123
Morgan Stanley Mortgage Loan Trust
2.132% (US0001M + 0.260%) due 03/25/2036 ~	1,685	1,391
2.152% (US0001M + 0.280%) due 01/25/2036 ~	14,170	10,811
2.162% (US0001M + 0.290%) due 12/25/2035 ~	42	35
2.172% (US0001M + 0.300%) due 03/25/2035 ~	31	29
2.182% (US0001M + 0.310%) due 01/25/2035 ~	7	7
2.192% (US0001M + 0.320%) due 01/25/2035 ~	3,498	3,268
2.953% due 06/25/2037 ~	4,360	3,119
3.304% due 06/25/2036 ~	259	262
3.345% due 07/25/2035 ^~	390	356
3.356% due 07/25/2035 ^~	10,447	9,792
3.562% due 07/25/2035 ~	497	461
3.602% due 06/25/2036 ~	13,574	10,346
3.911% due 09/25/2035 ^~	3,259	2,410
5.701% due 02/25/2047	1,980	1,387
6.000% due 02/25/2036 ^	671	689
6.000% due 10/25/2037 ^	1,809	1,628
MortgageIT Mortgage Loan Trust
2.102% (US0001M + 0.230%) due 04/25/2036 ~	12,689	12,073
MortgageIT Trust
2.652% (US0001M + 0.780%) due 02/25/2035 ~	751	751
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^	740	726

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Newgate Funding PLC
0.273% (EUR003M + 0.600%) due 12/15/2050 ~	EUR	77,064	$94,264
0.739% (BP0003M + 0.160%) due 12/01/2050 ~	GBP	700	936
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.872% (US0001M + 1.000%) due 05/25/2035 ~		$4,000	3,127
3.332% due 10/25/2035 ~		109	109
3.920% due 02/25/2036 ^~		425	377
5.820% due 03/25/2047		1,154	1,160
6.138% due 03/25/2047		1,061	1,066
7.000% due 02/19/2030 ~		926	919
Paragon Mortgages PLC
0.762% (BP0003M + 0.240%) due 10/15/2041 ~	GBP	1,771	2,419
0.907% (BP0003M + 0.360%) due 05/15/2041 ~		20,087	27,718
Prime Mortgage Trust
2.272% (US0001M + 0.400%) due 02/25/2034 ~		$1,546	1,485
6.000% due 06/25/2036 ^		573	674
Proteus RMBS DAC
0.000% due 10/29/2054 «(b)(h)	EUR	250	105
0.000% due 10/29/2054 «~		40,247	35,823
0.149% due 10/29/2054 ~		292,300	359,835
0.999% due 10/29/2054 ~		81,720	100,602
Provident Funding Mortgage Loan Trust
3.276% due 10/25/2035 ~		$571	549
3.766% due 04/25/2034 ~		507	511
RAAC Trust
2.242% (US0001M + 0.370%) due 09/25/2034 ~		447	447
RBSGC Mortgage Loan Trust
2.252% (US0001M + 0.380%) due 12/25/2034 ~		26,695	23,641
RBSSP Resecuritization Trust
1.841% (LIBOR01M + 0.220%) due 10/27/2036 ~		3,153	2,736
1.861% (LIBOR01M + 0.240%) due 08/27/2037 ~		3,835	3,580
1.891% (LIBOR01M + 0.270%) due 09/27/2037 ~		9,301	7,084
1.951% (LIBOR01M + 0.330%) due 02/27/2037 ~		3,866	3,444
2.131% (US0001M + 0.500%) due 09/26/2036 ~		49	49
3.000% due 06/26/2037 ~		132	133
Regal Trust
2.277% (D11COF + 1.500%) due 09/29/2031 ~		40	38
Reperforming Loan REMIC Trust
5.065% due 01/25/2034 ~		388	376
6.500% due 11/25/2034		768	765
7.500% due 11/25/2034		394	396
Residential Accredit Loans, Inc. Trust
2.012% (US0001M + 0.140%) due 01/25/2037 ~		7,154	6,773
2.022% (US0001M + 0.150%) due 02/25/2037 ~		3,383	3,182
2.052% (US0001M + 0.180%) due 05/25/2036 ~		18,566	16,991
2.052% (US0001M + 0.180%) due 09/25/2036 ~		3,439	3,229
2.057% (US0001M + 0.185%) due 12/25/2036 ~		40	38
2.062% (US0001M + 0.190%) due 07/25/2036 ~		4,370	4,069
2.062% (US0001M + 0.190%) due 08/25/2036 ~		8,044	7,481
2.062% (US0001M + 0.190%) due 09/25/2036 ~		72	68
2.062% (US0001M + 0.190%) due 12/25/2036 ~		4,068	3,885
2.072% (US0001M + 0.200%) due 05/25/2047 ~		3,368	3,271
2.082% (US0001M + 0.210%) due 06/25/2037 ~		2,357	2,049
2.082% (US0001M + 0.210%) due 04/25/2046 ~		15,571	7,814
2.142% (US0001M + 0.270%) due 02/25/2046 ~		1,876	1,422
2.202% (US0001M + 0.330%) due 03/25/2037 ~		1,424	490

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.221% (US0001M + 0.300%) due 08/25/2035 ~		$527	$471
2.272% (US0001M + 0.400%) due 11/25/2036 ^~		1,940	1,355
2.643% (12MTA + 1.360%) due 09/25/2045 ~		429	410
3.768% due 08/25/2035 ^~		1,722	1,165
3.964% due 04/25/2035 ~		3,501	3,421
4.608% due 09/25/2035 ^~		595	522
5.057% due 02/25/2036 ^~		1,048	934
5.250% due 09/25/2020		3,601	3,570
6.000% due 08/25/2036 ^		2,459	2,268
6.000% due 09/25/2036 ^		2,259	2,036
6.000% due 09/25/2036		1,977	1,782
6.000% due 11/25/2036 ^		2,585	2,326
6.000% due 01/25/2037 ^		13	12
6.250% due 03/25/2037 ^		1,851	1,621
6.500% due 07/25/2037		672	618
6.500% due 09/25/2037 ^		2,320	2,059
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		234	262
Residential Asset Securitization Trust
2.322% (US0001M + 0.450%) due 12/25/2036 ^~		537	181
5.000% due 08/25/2019		324	324
5.500% due 08/25/2034		103	105
5.500% due 06/25/2035 ^		546	479
5.750% due 02/25/2036 ^		802	628
6.000% due 03/25/2037 ^		4,657	3,323
6.000% due 04/25/2037		328	297
6.000% due 05/25/2037 ^		189	168
6.000% due 07/25/2037 ^		1,278	933
6.250% due 08/25/2036		130	117
6.250% due 10/25/2036 ^		453	432
6.250% due 11/25/2036		2,029	1,381
6.250% due 09/25/2037 ^		2,197	1,567
6.500% due 08/25/2036		1,442	872
6.500% due 09/25/2036 ^		1,487	1,058
Residential Funding Mortgage Securities, Inc. Trust
2.272% (US0001M + 0.400%) due 07/25/2018 ~		1	1
3.822% due 06/25/2035 ~		365	360
3.860% due 11/25/2035 ~		417	381
4.122% due 02/25/2036 ^~		3,038	2,794
4.155% due 02/25/2037 ~		3,789	3,019
5.500% due 12/25/2034		496	502
5.750% due 12/25/2035		1,599	1,535
5.750% due 09/25/2036 ^		10,798	10,339
6.000% due 06/25/2036 ^		1,610	1,598
6.000% due 07/25/2036 ^		1,888	1,854
6.000% due 06/25/2037 ^		855	813
6.500% due 03/25/2032		107	111
Resloc UK PLC
0.826% (BP0003M + 0.220%) due 12/15/2043 ~	GBP	3,196	4,167
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	2,361	2,837
0.752% (BP0003M + 0.150%) due 06/12/2044 ~	GBP	34,426	47,012
Securitized Asset Sales, Inc.
3.862% due 11/26/2023 ~		$52	47
Sequoia Mortgage Trust
2.022% (US0001M + 0.200%) due 07/20/2036 ~		71	68
2.032% (US0001M + 0.210%) due 06/20/2036 ~		1,685	1,614
2.051% (US0006M + 0.500%) due 05/20/2034 ~		1,876	1,820
2.071% (US0006M + 0.520%) due 05/20/2034 ~		495	479
2.172% (US0001M + 0.350%) due 07/20/2033 ~		164	159
2.482% (US0001M + 0.660%) due 06/20/2033 ~		11	11

16	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.582% (US0001M + 0.760%) due 10/20/2027 ~	$67	$65
2.622% (US0001M + 0.800%) due 10/20/2027 ~	836	818
2.766% (US0006M + 0.660%) due 09/20/2033 ~	451	445
3.193% due 01/20/2047 ^~	2,322	1,909
3.602% due 09/20/2046 ^~	4,866	4,058
3.699% due 01/20/2047 ^~	3,189	2,820
Structured Adjustable Rate Mortgage Loan Trust
1.921% (LIBOR01M + 0.300%) due 09/25/2034 ~	1,744	1,641
2.172% (US0001M + 0.300%) due 10/25/2035 ~	1,167	1,152
2.172% (US0001M + 0.300%) due 08/25/2036 ^~	6,259	5,163
2.682% (12MTA + 1.400%) due 01/25/2035 ~	215	202
3.374% due 01/25/2035 ~	598	588
3.446% due 11/25/2035 ^~	492	461
3.450% due 06/25/2036 ^~	894	1,100
3.472% due 12/25/2034 ~	84	83
3.509% due 09/25/2034 ~	1,680	1,712
3.554% due 11/25/2034 ~	646	650
3.580% due 02/25/2036 ^~	2,023	1,976
3.591% due 12/25/2035 ~	4,212	4,175
3.595% due 04/25/2036 ^~	4,728	4,256
3.603% due 05/25/2036 ^~	1,348	1,288
3.627% due 08/25/2035 ~	63	64
3.631% due 05/25/2036 ^~	5,930	5,744
3.644% due 08/25/2034 ~	726	721
3.686% due 03/25/2034 ~	1,665	1,690
3.689% due 02/25/2034 ~	1,186	1,199
3.692% due 09/25/2034 ~	19	19
3.711% (US0006M + 1.500%) due 10/25/2037 ^~	789	704
3.733% due 09/25/2035 ~	1,903	1,717
3.739% due 02/25/2036 ^~	2,686	2,317
3.861% due 03/25/2036 ^~	807	747
3.904% due 04/25/2036 ^~	799	1,092
Structured Asset Mortgage Investments Trust
1.992% (US0001M + 0.120%) due 08/25/2036 ~	4,619	4,233
2.058% (US0001M + 0.250%) due 07/19/2035 ~	4,533	4,381
2.062% (US0001M + 0.190%) due 06/25/2036 ~	2,097	2,071
2.062% (US0001M + 0.190%) due 07/25/2046 ^~	772	663
2.072% (US0001M + 0.200%) due 05/25/2036 ~	21,385	19,524
2.082% (US0001M + 0.210%) due 04/25/2036 ~	1,024	943
2.082% (US0001M + 0.210%) due 05/25/2036 ~	143	120
2.092% (US0001M + 0.220%) due 05/25/2036 ~	412	376
2.092% (US0001M + 0.220%) due 05/25/2046 ~	11,816	6,934
2.102% (US0001M + 0.230%) due 02/25/2036 ^~	270	258
2.132% (US0001M + 0.260%) due 03/25/2037 ~	3,024	2,277
2.132% (US0001M + 0.260%) due 05/25/2046 ^~	56	55
2.172% (US0001M + 0.300%) due 08/25/2036 ^~	894	646
2.182% (US0001M + 0.310%) due 12/25/2035 ^~	4,031	3,673
2.212% (US0001M + 0.340%) due 03/25/2037 ^~	263	127
2.332% (US0001M + 0.460%) due 05/25/2045 ~	737	692
2.468% (US0001M + 0.660%) due 09/19/2032 ~	2,319	2,273
2.508% (US0001M + 0.700%) due 01/19/2034 ~	278	272
2.612% (12MTA + 1.480%) due 02/25/2036 ^~	13,090	12,973

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.648% (US0001M + 0.840%) due 10/19/2033 ~		$625	$583
2.683% (12MTA + 1.400%) due 12/25/2035 ^~		3,069	2,929
6.685% due 06/25/2029 ~		17	17
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.657% due 05/25/2022 ~		65	66
Structured Asset Securities Corp.
5.500% due 06/25/2035		1,784	1,766
5.563% due 04/15/2027 ~		14	14
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^		3,148	2,825
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.478% due 07/25/2032 ~		259	243
3.493% due 01/25/2034 ~		2,713	2,725
3.540% due 03/25/2033 ~		1,183	1,174
3.598% due 07/25/2033 ~		39	39
3.782% due 11/25/2033 ~		137	136
6.750% due 06/25/2034		164	164
Suntrust Adjustable Rate Mortgage Loan Trust
3.707% due 02/25/2037 ^~		717	648
3.762% due 04/25/2037 ^~		794	678
3.778% due 01/25/2037 ^~		5,468	5,196
3.839% due 10/25/2037 ~		1,041	998
SunTrust Alternative Loan Trust
2.522% (US0001M + 0.650%) due 12/25/2035 ^~		5,646	4,701
5.750% due 12/25/2035 ^		3,712	3,501
6.000% due 04/25/2036 ^		881	817
Taurus CMBS UK Ltd.
1.922% (BP0003M + 1.400%) due 05/01/2022 ~	GBP	280	393
Taurus IT SRL
1.172% (EUR003M + 1.500%) due 02/18/2027 ~	EUR	687	849
TBW Mortgage-Backed Trust
5.630% due 01/25/2037		$756	426
5.970% due 09/25/2036		5,583	476
6.015% due 07/25/2037		1,342	992
6.500% due 07/25/2036		5,380	3,124
Thornburg Mortgage Securities Trust
2.222% (LIBOR01M + 0.350%) due 12/25/2033 ~		790	770
3.151% due 10/25/2043 ~		363	357
3.352% due 09/25/2037 ~		6,682	6,680
3.927% (LIBOR12M + 1.250%) due 06/25/2047 ^~		41	38
3.927% (LIBOR01M + 1.250%) due 06/25/2047 ^~		88	80
3.927% (LIBOR01M + 1.250%) due 06/25/2047 ~		8	7
Trinity Square PLC
1.671% (BP0003M + 1.150%) due 07/15/2051 ~	GBP	12,707	18,044
Wachovia Mortgage Loan Trust LLC
3.422% due 08/20/2035 ^~		$4,301	4,016
3.681% due 10/20/2035 ~		809	748
3.704% due 03/20/2037 ^~		3,086	3,025
3.751% due 08/20/2035 ^~		4,647	4,492
3.759% due 10/20/2035 ~		45	47
Waldorf Astoria Boca Raton Trust
3.127% (LIBOR01M + 1.350%) due 06/15/2029 ~		7,400	7,416
3.827% (LIBOR01M + 2.050%) due 06/15/2029 ~		13,300	13,312
WaMu Mortgage Pass-Through Certificates Trust
1.947% (COF 11 + 1.250%) due 07/25/2047 ^~		4,202	3,475
1.983% (12MTA + 0.700%) due 02/25/2047 ^~		6,977	6,223
2.053% (12MTA + 0.770%) due 05/25/2047 ~		9,498	9,110
2.142% (US0001M + 0.270%) due 12/25/2045 ~		705	693
2.253% (COF 11 + 1.500%) due 05/25/2046 ~		315	298
2.253% (COF 11 + 1.500%) due 12/25/2046 ~		8,488	8,379

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.277% (COF 11 + 1.500%) due 07/25/2046 ~		$1,069	$1,048
2.277% (COF 11 + 1.500%) due 08/25/2046 ~		726	707
2.282% (US0001M + 0.410%) due 11/25/2045 ~		376	357
2.282% (US0001M + 0.410%) due 12/25/2045 ~		318	306
2.283% (12MTA + 1.000%) due 02/25/2046 ~		2,260	2,220
2.283% (12MTA + 1.000%) due 08/25/2046 ~		205	193
2.452% (US0001M + 0.580%) due 07/25/2045 ~		304	301
2.483% (12MTA + 1.200%) due 11/25/2042 ~		413	395
2.612% (US0001M + 0.740%) due 11/25/2034 ~		969	956
2.683% (12MTA + 1.400%) due 06/25/2042 ~		666	643
2.683% (12MTA + 1.400%) due 08/25/2042 ~		307	299
2.852% (US0001M + 0.980%) due 11/25/2034 ~		471	466
2.883% due 05/25/2037 ~		163	146
2.917% due 04/25/2037 ^~		3,342	3,052
3.021% due 11/25/2036 ^~		32	31
3.036% due 12/25/2036 ^~		83	80
3.226% due 04/25/2035 ~		6,455	6,574
3.237% due 10/25/2035 ~		961	971
3.237% due 04/25/2037 ^~		1,445	1,389
3.244% due 08/25/2036 ^~		1,622	1,550
3.247% due 02/25/2037 ^~		7,462	6,859
3.253% due 08/25/2034 ~		330	336
3.264% due 08/25/2036 ^~		225	220
3.268% due 05/25/2037 ^~		2,307	2,204
3.273% due 09/25/2036 ^~		6,806	6,625
3.309% due 01/25/2036 ^~		5,824	5,620
3.316% due 02/25/2037 ^~		670	646
3.324% due 09/25/2035 ~		629	644
3.337% due 09/25/2033 ~		785	807
3.351% due 09/25/2033 ~		110	112
3.353% due 12/25/2035 ~		2,302	2,138
3.396% due 07/25/2037 ^~		391	365
3.468% due 08/25/2035 ~		884	840
3.611% due 01/25/2033 ~		122	124
3.644% due 03/25/2035 ~		2,235	2,203
6.000% due 07/25/2034		606	634
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (h)	GBP	4	22,822
1.436% due 12/21/2049 ~		254,692	358,355
2.136% due 12/21/2049 ~		23,296	33,113
2.636% due 12/21/2049 ~		11,648	16,578
3.136% due 12/21/2049 ~		6,656	9,494
3.636% due 12/21/2049 ~		6,656	9,405
Washington Mutual Mortgage Pass-Through Certificates Trust
2.003% (12MTA + 0.720%) due 12/25/2046 ~		$23,867	19,061
2.032% (US0001M + 0.160%) due 02/25/2037 ^~		17,695	14,347
2.053% (12MTA + 0.770%) due 04/25/2047 ^~		38	1
2.112% (US0001M + 0.240%) due 01/25/2047 ^~		5,908	5,441
2.253% (12MTA + 0.970%) due 05/25/2046 ~		5,228	4,519
2.322% (US0001M + 0.450%) due 04/25/2035 ~		9,915	8,328
2.880% due 05/25/2033 ~		115	112
3.145% due 02/25/2031 ~		1	1
3.422% due 06/25/2033 ~		3,067	3,054

See Accompanying Notes	17

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.426% due 02/25/2033 ~	$13	$13
4.383% due 09/25/2036 ^	3,935	2,013
5.500% due 11/25/2035 ^	838	782
5.500% due 06/25/2037 ^	1,776	1,772
6.000% due 04/25/2036 ^	1,800	1,663
6.000% due 06/25/2037 ^	17,215	17,208
6.268% due 07/25/2036	1,508	682
6.449% due 07/25/2036 ^	2,576	1,164
Wells Fargo Alternative Loan Trust
3.710% due 07/25/2037 ^~	1,763	1,643
Wells Fargo Commercial Mortgage Trust
3.615% due 12/15/2049	11,561	11,689
Wells Fargo Mortgage-Backed Securities Trust
2.372% (US0001M + 0.500%) due 07/25/2037 ^~	967	872
3.224% due 06/25/2033 ~	288	292
3.287% due 05/25/2035 ~	87	85
3.465% due 07/25/2034 ~	15	16
3.478% due 12/25/2034 ~	502	512
3.488% due 10/25/2035 ~	4,348	4,370
3.562% due 06/25/2034 ~	1,980	2,049
3.591% due 12/25/2033 ~	550	560
3.592% due 09/25/2033 ~	99	101
3.603% due 04/25/2036 ^~	20	20
3.616% due 05/25/2035 ~	1,453	1,464
3.631% due 10/25/2036 ^~	4,388	4,301
3.645% due 06/25/2035 ~	2,374	2,446
3.667% due 08/25/2033 ~	135	138
3.707% due 11/25/2034 ~	509	515
3.722% due 01/25/2035 ~	2,418	2,439
3.731% due 12/25/2033 ~	106	109
3.738% due 12/25/2034 ~	12	12
3.741% due 11/25/2034 ~	88	91
3.755% due 03/25/2036 ~	1,448	1,464
3.758% due 03/25/2036 ~	1,190	1,164
3.759% due 03/25/2036 ^~	4,389	4,252
3.772% due 04/25/2036 ~	344	342
3.774% due 01/25/2035 ~	534	557
3.793% due 06/25/2035 ~	267	274
3.917% due 07/25/2036 ^~	978	989
3.965% due 03/25/2036 ~	135	132
4.019% due 03/25/2036 ^~	2,406	2,399
4.153% due 04/25/2036 ~	3,409	3,184
5.000% due 03/25/2036	974	941
5.250% due 10/25/2035	377	379
5.500% due 11/25/2035	140	143
5.500% due 01/25/2036 ^	1,592	1,585
5.500% due 02/25/2037 ^	577	552
5.750% due 02/25/2037	333	320
5.750% due 04/25/2037 ^	2,459	2,458
6.000% due 08/25/2036	2,002	1,999
6.000% due 03/25/2037 ^	1,791	1,790
6.000% due 04/25/2037 ^	2,279	2,302
6.000% due 07/25/2037 ^	6,906	6,925
6.000% due 08/25/2037 ^	464	456
6.250% due 07/25/2037 ^	178	175

Total Non-Agency Mortgage-Backed Securities (Cost $7,490,494)		7,893,951

ASSET-BACKED SECURITIES 11.0%
Aames Mortgage Investment Trust
2.652% (US0001M + 0.780%) due 10/25/2035 ~	3,100	3,054
Accredited Mortgage Loan Trust
2.002% (US0001M + 0.130%) due 02/25/2037 ~	718	717
2.192% (US0001M + 0.320%) due 12/25/2035 ~	1,000	1,001
2.742% (US0001M + 0.870%) due 01/25/2035 ~	1,026	1,001
4.330% due 06/25/2033	2,022	1,962
4.980% due 10/25/2033	1,459	1,491
ACE Securities Corp. Home Equity Loan Trust
1.932% (US0001M + 0.060%) due 10/25/2036 ~	13	7
1.982% (US0001M + 0.110%) due 12/25/2036 ~	6,435	2,706
2.012% (US0001M + 0.140%) due 07/25/2036 ~	5,916	4,781
2.032% (US0001M + 0.160%) due 08/25/2036 ^~	5,428	1,979
2.072% (US0001M + 0.200%) due 12/25/2036 ~	24,809	10,602

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.092% (US0001M + 0.220%) due 08/25/2036 ^~	$6,975	$2,569
2.422% (US0001M + 0.550%) due 12/25/2045 ^~	5,517	4,042
2.492% (US0001M + 0.620%) due 02/25/2036 ^~	3,142	2,967
2.532% (US0001M + 0.660%) due 11/25/2035 ~	12,800	12,810
2.572% (US0001M + 0.700%) due 08/25/2045 ~	3,402	3,346
2.847% (US0001M + 0.975%) due 11/25/2033 ~	2,095	2,065
2.847% (US0001M + 0.975%) due 12/25/2034 ~	334	327
2.847% (US0001M + 0.975%) due 07/25/2035 ~	3,118	3,157
3.672% (US0001M + 1.800%) due 10/25/2032 ~	1,553	1,553
Aegis Asset-Backed Securities Trust
2.042% (US0001M + 0.170%) due 01/25/2037 ~	9,984	8,043
2.302% (US0001M + 0.430%) due 12/25/2035 ~	3,300	3,111
2.352% (US0001M + 0.480%) due 06/25/2035 ~	3,500	3,104
ALESCO Preferred Funding Ltd.
2.561% (LIBOR03M + 0.290%) due 07/23/2035 ~	32,591	31,939
2.601% (LIBOR03M + 0.330%) due 12/23/2036 ~	31,626	28,463
2.611% (LIBOR03M + 0.340%) due 09/23/2036 ~	34,675	31,207
2.631% (LIBOR03M + 0.360%) due 06/23/2036 ~	35,561	32,672
2.751% (LIBOR03M + 0.480%) due 12/23/2034 ~	19,216	18,063
3.021% (US0003M + 0.750%) due 09/23/2038 ~	73,660	69,977
Allegro CLO Ltd.
2.987% (US0003M + 1.220%) due 01/30/2026 ~	25,000	24,999
Ally Auto Receivables Trust
1.490% due 11/15/2019	6,724	6,708
Ally Master Owner Trust
1.630% due 05/15/2020	11,420	11,411
American Express Credit Account Master Trust
1.640% due 12/15/2021	284,250	281,538
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.562% (US0001M + 0.690%) due 04/25/2034 ~	149	150
2.652% (US0001M + 0.780%) due 05/25/2034 ~	3,273	3,275
2.742% (US0001M + 0.870%) due 07/25/2034 ~	464	466
4.542% due 05/25/2034 ^	686	688
5.247% (US0001M + 3.375%) due 11/25/2032 ~	4,213	4,060
Amortizing Residential Collateral Trust
2.907% (US0001M + 1.035%) due 07/25/2032 ~	82	81
2.997% (US0001M + 1.125%) due 08/25/2032 ~	203	200
Apidos CLO
2.719% (US0003M + 0.980%) due 01/19/2025 ~	32,400	32,407
2.865% (US0003M + 1.120%) due 07/22/2026 ~	54,000	54,038
Arbor Realty Commercial Real Estate Notes Ltd.
3.077% (US0001M + 1.300%) due 04/15/2027 ~	19,400	19,569
Ares CLO Ltd.
2.912% (US0003M + 1.190%) due 04/17/2026 ~	17,400	17,410
Argent Securities Trust
1.982% (US0001M + 0.110%) due 09/25/2036 ~	4,811	2,107
2.022% (US0001M + 0.150%) due 06/25/2036 ~	21,333	8,384
2.022% (US0001M + 0.150%) due 09/25/2036 ~	24,840	10,918
2.062% (US0001M + 0.190%) due 03/25/2036 ~	7,135	4,307
2.142% (US0001M + 0.270%) due 05/25/2036 ~	27,520	10,896

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.192% (US0001M + 0.320%) due 01/25/2036 ~	$13,442	$11,536
2.997% (US0001M + 1.125%) due 11/25/2034 ~	3,522	3,482
3.897% (US0001M + 2.025%) due 05/25/2034 ~	780	745
Asset-Backed Funding Certificates Trust
2.012% (US0001M + 0.140%) due 11/25/2036 ~	12,757	9,225
2.732% (US0001M + 0.860%) due 12/25/2030 ~	877	854
2.922% (US0001M + 1.050%) due 03/25/2034 ~	3,321	3,104
2.967% (US0001M + 1.095%) due 05/25/2032 ~	666	659
Asset-Backed Securities Corp. Home Equity Loan Trust
1.952% (US0001M + 0.080%) due 05/25/2037 ~	225	161
2.102% (US0001M + 0.230%) due 11/25/2036 ~	7,500	6,923
2.322% (US0001M + 0.450%) due 11/25/2035 ~	5,800	5,811
2.632% (US0001M + 0.760%) due 10/25/2034 ~	1	1
3.127% (US0001M + 1.350%) due 04/15/2033 ~	1,957	1,941
4.777% (US0001M + 3.000%) due 08/15/2033 ~	674	673
5.002% (US0001M + 3.225%) due 08/15/2032 ~	8,002	7,236
Atrium CDO Corp.
2.672% (US0003M + 0.950%) due 07/16/2025 ~	13,748	13,750
Avery Point CLO Ltd.
2.854% (US0003M + 1.120%) due 01/18/2025 ~	33,600	33,599
B2R Mortgage Trust
2.567% due 06/15/2049	24,349	23,781
BA Credit Card Trust
2.157% (LIBOR01M + 0.380%) due 06/15/2021 ~	18,281	18,325
Babson CLO Ltd.
2.881% (US0003M + 1.150%) due 10/17/2026 ~	15,400	15,397
Bear Stearns Asset-Backed Securities Trust
1.982% (US0001M + 0.110%) due 04/25/2031 ~	1,687	2,152
2.042% (US0001M + 0.170%) due 12/25/2036 ^~	4,733	4,833
2.062% (US0001M + 0.190%) due 05/25/2037 ~	2,835	3,069
2.112% (US0001M + 0.240%) due 06/25/2047 ~	7,500	7,400
2.172% (US0001M + 0.300%) due 06/25/2047 ~	13,800	12,913
2.212% (US0001M + 0.340%) due 05/25/2036 ^~	3,617	4,172
2.272% (US0001M + 0.400%) due 02/25/2036 ~	10,000	9,891
2.322% (US0001M + 0.450%) due 12/25/2042 ~	155	154
2.512% (US0001M + 0.640%) due 12/25/2034 ~	5	5
2.532% (US0001M + 0.660%) due 10/25/2032 ~	1,199	1,206
2.672% (LIBOR01M + 0.800%) due 10/27/2032 ~	896	868
2.817% due 10/25/2036 ~	1,259	934
2.847% (US0001M + 0.975%) due 08/25/2035 ~	3,734	3,744
2.872% (US0001M + 1.000%) due 10/25/2037 ~	275	277
2.872% (US0001M + 1.000%) due 11/25/2042 ~	172	172
2.922% (US0001M + 1.050%) due 08/25/2037 ~	7,282	6,722
2.997% (US0001M + 1.125%) due 02/25/2035 ~	5,314	5,353
3.558% due 07/25/2036 ~	94	95
3.659% due 06/25/2043 ~	544	521
Black Diamond CLO Ltd.
2.781% (US0003M + 1.050%) due 02/06/2026 ~	56,300	56,349

18	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Blue Hill CLO Ltd.
2.902% (US0003M + 1.180%) due 01/15/2026 ~	$37,689	$37,721
BNC Mortgage Loan Trust
1.972% (US0001M + 0.100%) due 05/25/2037 ~	3	3
Capital Auto Receivables Asset Trust
0.000% due 10/20/2020 ~	11,600	11,602
2.540% due 10/20/2020	72,200	72,213
3.390% due 07/22/2019	3,549	3,550
Capital One Multi-Asset Execution Trust
1.450% due 08/16/2021	4,100	4,083
2.137% (LIBOR01M + 0.360%) due 06/15/2022 ~	45,875	46,010
2.227% (LIBOR01M + 0.450%) due 02/15/2022 ~	74,155	74,399
CARDS Trust
2.147% (LIBOR01M + 0.370%) due 04/18/2022 ~	12,500	12,519
2.477% (LIBOR01M + 0.700%) due 07/15/2021 ~	19,500	19,556
Carlyle Global Market Strategies CLO Ltd.
2.862% (US0003M + 1.140%) due 10/16/2025 ~	35,800	35,809
2.910% (US0003M + 1.150%) due 07/27/2026 ~	12,100	12,107
Carrington Mortgage Loan Trust
1.932% (US0001M + 0.060%) due 01/25/2037 ~	770	729
2.032% (US0001M + 0.160%) due 10/25/2036 ~	5,789	4,294
2.112% (US0001M + 0.240%) due 06/25/2036 ~	16,000	14,728
2.122% (US0001M + 0.250%) due 10/25/2036 ~	6,782	5,082
2.132% (US0001M + 0.260%) due 02/25/2037 ~	53,326	49,035
Catamaran CLO Ltd.
3.134% (US0003M + 1.400%) due 10/18/2026 ~	10,600	10,631
CDC Mortgage Capital Trust
2.667% (US0001M + 0.795%) due 07/25/2034 ~	1,958	1,830
Chase Funding Trust
2.432% (US0001M + 0.560%) due 02/25/2033 ~	45	43
2.512% (US0001M + 0.640%) due 08/25/2032 ~	566	556
2.532% (US0001M + 0.660%) due 11/25/2032 ~	19	19
2.772% (US0001M + 0.900%) due 02/25/2032 ~	1,107	1,107
Chase Issuance Trust
2.077% (LIBOR01M + 0.300%) due 01/18/2022 ~	7,200	7,228
CIFC Funding Ltd.
2.761% (US0003M + 1.020%) due 10/24/2025 ~	3,666	3,666
2.761% (US0001M + 1.020%) due 10/24/2025 ~	30,338	30,337
3.131% (US0003M + 1.400%) due 01/17/2027 ~	30,100	30,120
3.144% (US0003M + 1.200%) due 05/24/2026 ~	47,400	47,431
CIT Group Home Equity Loan Trust
2.922% (LIBOR01M + 1.050%) due 09/25/2030 ~	1,805	1,792
CIT Mortgage Loan Trust
3.222% (LIBOR01M + 1.350%) due 10/25/2037 ~	19,835	19,982
3.372% (LIBOR01M + 1.500%) due 10/25/2037 ~	25,550	26,147
Citigroup Global Markets Mortgage Securities, Inc.
2.432% (US0001M + 0.560%) due 09/25/2028 ~	268	265
Citigroup Mortgage Loan Trust
1.932% (US0001M + 0.060%) due 07/25/2045 ~	3,755	2,997
1.942% (US0001M + 0.070%) due 05/25/2037 ~	2,190	1,587
2.012% (US0001M + 0.140%) due 12/25/2036 ~	812	808

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.032% (US0001M + 0.160%) due 12/25/2036 ~		$13,164	$8,706
2.042% (US0001M + 0.170%) due 05/25/2037 ~		39,876	32,554
2.042% (US0001M + 0.170%) due 07/25/2045 ~		11,397	9,225
2.062% (US0001M + 0.190%) due 05/25/2037 ~		13,562	10,162
2.072% (US0001M + 0.200%) due 05/25/2037 ~		5,359	3,950
2.122% (US0001M + 0.250%) due 08/25/2036 ~		24,500	23,792
2.132% (US0001M + 0.260%) due 09/25/2036 ~		3,363	2,349
2.132% (US0001M + 0.260%) due 07/25/2045 ~		5,446	4,459
2.142% (US0001M + 0.270%) due 05/25/2037 ~		17,700	17,107
2.322% (US0001M + 0.450%) due 11/25/2045 ~		4,060	4,015
4.575% due 10/25/2037		3,954	4,126
5.764% due 01/25/2037 ^		1,270	903
6.351% due 05/25/2036 ^		3,019	1,825
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
2.802% (US0001M + 0.930%) due 05/25/2035 ~		3,900	3,868
Citigroup Mortgage Loan Trust, Inc.
2.132% (US0001M + 0.260%) due 01/25/2037 ~		6,000	5,923
2.132% (US0001M + 0.260%) due 03/25/2037 ~		10,810	9,839
2.532% (US0001M + 0.660%) due 07/25/2035 ~		14,580	14,233
2.607% (US0001M + 0.735%) due 09/25/2035 ^~		11,100	10,937
Commonbond Student Loan Trust
2.550% due 05/25/2041		14,808	14,528
Conseco Finance Corp.
6.240% due 12/01/2028		61	63
6.870% due 04/01/2030 ~		176	188
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031		347	379
Cork Street CLO Designated Activity Co.
0.760% (EUR003M + 0.760%) due 11/27/2028 ~	EUR	17,400	21,439
Countrywide Asset-Backed Certificates
2.002% (US0001M + 0.130%) due 12/25/2036 ^~		$6,492	6,089
2.012% (US0001M + 0.140%) due 05/25/2037 ^~		23,864	21,948
2.012% (US0001M + 0.140%) due 07/25/2037 ^~		7,833	6,819
2.012% (US0001M + 0.140%) due 08/25/2037 ~		19,102	17,256
2.022% (US0001M + 0.150%) due 01/25/2037 ~		9,979	9,724
2.022% (US0001M + 0.150%) due 05/25/2037 ~		17,945	17,756
2.032% (US0001M + 0.160%) due 01/25/2034 ~		1,184	1,175
2.032% (US0001M + 0.160%) due 01/25/2046 ~		1,930	1,918
2.042% (US0001M + 0.170%) due 06/25/2047 ~		7,342	7,283
2.052% (US0001M + 0.180%) due 06/25/2047 ~		858	848
2.052% (US0001M + 0.180%) due 11/25/2047 ^~		3,222	2,582
2.062% (US0001M + 0.190%) due 06/25/2047 ~		4,701	4,649
2.092% (US0001M + 0.220%) due 06/25/2037 ~		11,000	10,489
2.092% (US0001M + 0.220%) due 09/25/2037 ^~		4,240	3,560
2.092% (US0001M + 0.220%) due 09/25/2047 ~		39,486	35,585
2.102% (US0001M + 0.230%) due 10/25/2047 ~		8,678	8,490
2.162% (US0001M + 0.290%) due 06/25/2036 ~		8,446	8,388
2.162% (US0001M + 0.290%) due 08/25/2036 ~		7,666	7,551

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.172% (US0001M + 0.300%) due 06/25/2036 ~	$4,814	$4,820
2.172% (US0001M + 0.300%) due 07/25/2036 ~	4,643	4,640
2.182% (US0001M + 0.310%) due 09/25/2037 ^~	7,200	4,395
2.212% (US0001M + 0.340%) due 04/25/2036 ~	3,150	3,149
2.212% (US0001M + 0.340%) due 12/25/2036 ^~	683	381
2.272% (US0001M + 0.400%) due 08/25/2034 ~	776	763
2.312% (US0001M + 0.440%) due 04/25/2036 ~	4,500	4,492
2.322% (US0001M + 0.450%) due 03/25/2036 ~	2,600	2,513
2.352% (LIBOR01M + 0.480%) due 12/25/2031 ^~	220	204
2.362% (US0001M + 0.490%) due 02/25/2036 ~	3,400	3,407
2.432% (US0001M + 0.560%) due 12/25/2035 ~	1,426	1,432
2.612% (US0001M + 0.740%) due 05/25/2032 ~	19	18
2.642% (US0001M + 0.770%) due 11/25/2035 ~	304	305
4.272% (US0001M + 2.400%) due 01/25/2034 ^~	11,772	9,901
4.769% due 10/25/2046 ^~	8,927	8,742
4.826% due 10/25/2032 ^~	7,345	6,662
Countrywide Asset-Backed Certificates Trust
2.002% (US0001M + 0.130%) due 04/25/2046 ~	7,576	6,745
2.012% (US0001M + 0.140%) due 02/25/2037 ~	12,821	12,309
2.012% (US0001M + 0.140%) due 03/25/2037 ~	5,595	5,396
2.032% (US0001M + 0.160%) due 03/25/2037 ~	8,067	7,975
2.032% (US0001M + 0.160%) due 09/25/2046 ~	2,777	2,739
2.322% (US0001M + 0.450%) due 04/25/2036 ~	5,000	4,962
2.332% (US0001M + 0.460%) due 05/25/2036 ~	30,800	30,474
2.362% (US0001M + 0.490%) due 02/25/2036 ~	2,498	2,506
2.402% (US0001M + 0.530%) due 02/25/2036 ~	4,800	4,770
2.452% (US0001M + 0.580%) due 11/25/2035 ~	2,189	2,190
2.512% (US0001M + 0.640%) due 02/25/2036 ~	9,944	9,786
2.522% (US0001M + 0.650%) due 07/25/2035 ~	15,637	15,735
2.572% (US0001M + 0.700%) due 11/25/2035 ~	2,000	2,002
2.612% (US0001M + 0.740%) due 12/25/2034 ~	2,967	2,920
2.672% (US0001M + 0.800%) due 08/25/2047 ~	25,590	25,396
2.772% (US0001M + 0.900%) due 11/25/2034 ~	535	534
3.222% (US0001M + 1.350%) due 04/25/2035 ~	3,500	3,552
4.574% due 10/25/2046 ^~	5,279	4,924
4.643% due 08/25/2035 ~	17,821	17,122
4.654% due 10/25/2035 ~	100	102
4.693% due 10/25/2035 ~	570	585
5.251% due 12/25/2034 ~	2,100	2,142
5.603% due 05/25/2035	1,767	1,794
Covenant Credit Partners CLO Ltd.
2.981% (US0003M + 1.250%) due 10/17/2026 ~	9,200	9,208
Credit Suisse First Boston Mortgage Securities Corp.
2.572% (US0001M + 0.700%) due 07/25/2032 ~	54	49
2.612% (US0001M + 0.740%) due 08/25/2032 ~	2,018	1,855
3.522% (US0001M + 1.650%) due 05/25/2043 ~	584	582
Credit Suisse Mortgage Capital Trust
0.000% due 02/25/2056 ~	639,209	564,913
0.000% due 02/25/2056 «(a)(h)	190	190

See Accompanying Notes	19

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Credit-Based Asset Servicing and Securitization LLC
1.932% (US0001M + 0.060%) due 11/25/2036 ~		$120	$76
1.992% (LIBOR01M + 0.120%) due 07/25/2037 ~		411	275
2.022% (US0001M + 0.150%) due 11/25/2036 ~		11,576	7,424
2.122% (US0001M + 0.250%) due 07/25/2036 ~		10,000	9,345
2.122% (US0001M + 0.250%) due 04/25/2037 ~		1,125	867
2.442% (LIBOR01M + 0.570%) due 07/25/2036 ~		3,715	3,691
2.972% (US0001M + 1.100%) due 04/25/2032 ~		113	113
3.882% due 03/25/2037 ^		6,283	3,581
6.780% due 05/25/2035		1,466	1,462
CVP Cascade CLO Ltd.
2.872% (US0003M + 1.150%) due 01/16/2026 ~		13,900	13,913
Daimler Trucks Retail Trust
2.200% due 04/15/2019 «		41,100	41,100
2.600% due 05/15/2020 «		33,000	33,000
Delta Funding Home Equity Loan Trust
2.597% (US0001M + 0.820%) due 09/15/2029 ~		161	159
Denali Capital CLO Ltd.
2.802% due 10/26/2027 ~		30,400	30,476
Discover Card Execution Note Trust
2.317% (LIBOR01M + 0.540%) due 09/15/2021 ~		26,094	26,208
Dryden Senior Loan Fund
2.620% due 10/15/2027 ~		22,800	22,838
ECMC Group Student Loan Trust
2.922% (US0001M + 1.050%) due 05/25/2067 ~		10,781	10,839
Edsouth Indenture LLC
2.595% (US0003M + 0.850%) due 07/25/2023 ~		6,610	6,627
Educational Funding Co. LLC
1.995% (US0003M + 0.250%) due 10/25/2029 ~		2,443	2,409
Ellington Loan Acquisition Trust
2.922% (US0001M + 1.050%) due 05/25/2037 ~		18,230	17,478
EMC Mortgage Loan Trust
2.322% (US0001M + 0.450%) due 12/25/2042 ~		190	190
2.612% (US0001M + 0.740%) due 05/25/2040 ~		24	23
2.772% (LIBOR01M + 0.900%) due 05/25/2043 ~		157	156
Emerson Park CLO Ltd.
2.702% (US0003M + 0.980%) due 07/15/2025 ~		12,140	12,147
EquiFirst Mortgage Loan Trust
2.622% (US0001M + 0.750%) due 01/25/2034 ~		23	22
Equity One Mortgage Pass-Through Trust
2.432% (LIBOR01M + 0.560%) due 11/25/2032 ~		368	368
Exeter Automobile Receivables Trust
2.050% due 12/15/2021		21,455	21,340
FAB UK Ltd.
1.085% (BP0006M + 0.500%) due 12/06/2045 ~	GBP	14,917	19,696

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Fieldstone Mortgage Investment Trust
1.781% (US0001M + 0.160%) due 11/25/2036 ~	$11,513	$7,064
2.062% (US0001M + 0.190%) due 05/25/2036 ~	11,036	8,584
Finance America Mortgage Loan Trust
2.772% (US0001M + 0.900%) due 08/25/2034 ~	465	465
First Franklin Mortgage Loan Trust
2.032% (US0001M + 0.160%) due 04/25/2036 ~	4,828	4,603
2.112% (US0001M + 0.240%) due 04/25/2036 ~	7,400	6,524
2.112% (US0001M + 0.240%) due 08/25/2036 ~	7,217	5,274
2.112% (US0001M + 0.240%) due 10/25/2036 ~	6,511	5,011
2.122% (US0001M + 0.250%) due 06/25/2036 ~	10,000	7,152
2.322% (US0001M + 0.450%) due 11/25/2036 ~	6,700	6,713
2.342% (US0001M + 0.470%) due 07/25/2035 ~	416	418
2.362% (US0001M + 0.490%) due 07/25/2035 ~	2,000	2,008
2.547% (US0001M + 0.675%) due 11/25/2035 ~	12,496	12,207
3.072% (US0001M + 1.200%) due 01/25/2035 ~	2,690	2,678
3.297% (US0001M + 1.425%) due 10/25/2034 ~	2,156	2,130
First NLC Trust
2.012% (US0001M + 0.140%) due 08/25/2037 ~	3,556	2,275
2.152% (US0001M + 0.280%) due 08/25/2037 ~	2,013	1,309
2.332% (US0001M + 0.460%) due 05/25/2035 ~	1,508	1,451
Flagship CLO Ltd.
2.972% (US0003M + 1.250%) due 01/16/2026 ~	10,600	10,612
Ford Credit Floorplan Master Owner Trust
1.550% due 07/15/2021	3,600	3,549
2.237% (LIBOR01M + 0.460%) due 11/15/2021 ~	8,930	8,967
Fremont Home Loan Trust
1.932% (US0001M + 0.060%) due 01/25/2037 ~	36	21
1.972% (US0001M + 0.100%) due 08/25/2036 ~	446	213
2.002% (US0001M + 0.130%) due 11/25/2036 ~	48,833	24,325
2.022% (US0001M + 0.150%) due 01/25/2037 ~	16,052	9,562
2.032% (US0001M + 0.160%) due 08/25/2036 ~	9,127	4,411
2.042% (US0001M + 0.170%) due 02/25/2037 ~	59,642	34,083
2.112% (US0001M + 0.240%) due 02/25/2037 ~	22,649	13,120
2.122% (US0001M + 0.250%) due 05/25/2036 ~	13,633	9,315
2.142% (US0001M + 0.270%) due 04/25/2036 ~	3,100	1,950
2.607% (US0001M + 0.735%) due 07/25/2035 ~	1,500	1,503
2.802% (US0001M + 0.930%) due 07/25/2034 ~	489	494
2.937% (US0001M + 1.065%) due 06/25/2035 ~	6,400	6,191
Galaxy CLO Ltd.
2.980% (US0003M + 1.130%) due 11/16/2025 ~	25,632	25,655
GE-WMC Mortgage Securities Trust
1.912% (US0001M + 0.040%) due 08/25/2036 ~	7	5
GM Financial Automobile Leasing Trust
1.670% due 09/20/2019	16,504	16,452
GMAC Mortgage Corp. Home Equity Loan Trust
6.805% due 09/25/2037 ~	45	46
6.955% due 09/25/2037 ~	12	12
Golden Credit Card Trust
2.177% (LIBOR01M + 0.400%) due 02/15/2021 ~	23,300	23,362

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Greenpoint Manufactured Housing
8.300% due 10/15/2026 ~	$878	$948
Greenpoint Manufactured Housing Contract Trust
7.270% due 06/15/2029	288	296
Greystone Commercial Real Estate Ltd.
3.327% (US0001M + 1.550%) due 03/15/2027 ~	19,900	19,930
GSAA Home Equity Trust
1.972% (US0001M + 0.100%) due 03/25/2037 ~	761	395
1.992% (US0001M + 0.120%) due 04/25/2047 ~	5,389	5,119
2.042% (US0001M + 0.170%) due 09/25/2036 ~	12,474	6,232
2.052% (US0001M + 0.180%) due 05/25/2036 ~	18,594	9,576
2.052% (US0001M + 0.180%) due 07/25/2037 ~	3,213	3,089
2.172% (US0001M + 0.300%) due 03/25/2037 ~	3,142	2,057
2.242% (US0001M + 0.370%) due 06/25/2035 ~	1,957	1,978
2.322% (US0001M + 0.450%) due 08/25/2037 ~	5,515	5,272
3.556% due 03/25/2036 ~	9,063	6,240
4.505% due 06/25/2034 ^	2	2
GSAA Trust
1.992% (US0001M + 0.120%) due 05/25/2047 ~	6,871	5,632
2.172% (US0001M + 0.300%) due 05/25/2047 ~	406	343
GSAMP Trust
1.962% (US0001M + 0.090%) due 01/25/2037 ~	4,121	2,642
1.992% (US0001M + 0.120%) due 12/25/2036 ~	7,510	4,023
2.032% (US0001M + 0.160%) due 05/25/2046 ~	1,231	1,217
2.052% (US0001M + 0.180%) due 11/25/2035 ~	416	83
2.112% (US0001M + 0.240%) due 06/25/2036 ~	5,855	3,899
2.112% (US0001M + 0.240%) due 08/25/2036 ~	2,569	2,209
2.142% (US0001M + 0.270%) due 04/25/2036 ~	5,234	4,014
2.242% (US0001M + 0.370%) due 03/25/2047 ~	9,000	5,989
2.392% (US0001M + 0.520%) due 01/25/2045 ~	1,988	1,982
2.877% (US0001M + 1.005%) due 06/25/2035 ~	764	769
2.922% (US0001M + 1.050%) due 06/25/2034 ~	550	539
3.122% (US0001M + 1.250%) due 03/25/2034 ^~	4,633	3,789
3.192% (US0001M + 1.320%) due 12/25/2034 ^~	1,698	1,264
3.522% (US0001M + 1.650%) due 10/25/2034 ~	711	693
Halcyon Loan Advisors Funding Ltd.
2.845% (US0003M + 1.100%) due 10/22/2025 ~	53,600	53,640
Hildene CLO Ltd.
2.919% (US0003M + 1.180%) due 07/19/2026 ~	25,000	25,023
Home Equity Asset Trust
2.472% (US0001M + 0.600%) due 11/25/2032 ~	154	150
2.967% (US0001M + 1.095%) due 05/25/2035 ~	3,300	3,227
Home Equity Loan Trust
2.102% (US0001M + 0.230%) due 04/25/2037 ~	10,800	9,490
Home Equity Mortgage Loan Asset-Backed Trust
1.992% (US0001M + 0.120%) due 04/25/2037 ~	1,527	1,106
2.012% (US0001M + 0.140%) due 11/25/2036 ~	2,610	2,459
2.032% (US0001M + 0.160%) due 11/25/2036 ~	7,009	5,908
2.082% (US0001M + 0.210%) due 04/25/2037 ~	4,910	3,595
2.112% (US0001M + 0.240%) due 11/25/2036 ~	35,326	27,612

20	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
HSI Asset Loan Obligation Trust
1.932% (US0001M + 0.060%) due 12/25/2036 ~	$124	$56
4.868% due 12/25/2036	17,925	10,117
HSI Asset Securitization Corp. Trust
1.922% (US0001M + 0.050%) due 10/25/2036 ~	213	112
1.982% (US0001M + 0.110%) due 12/25/2036 ~	635	265
2.012% (US0001M + 0.140%) due 01/25/2037 ~	20,706	17,247
2.042% (US0001M + 0.170%) due 12/25/2036 ~	5,789	2,410
2.262% (US0001M + 0.390%) due 11/25/2035 ~	5,339	5,109
Hyundai Auto Lease Securitization Trust
1.690% due 12/16/2019	25,077	24,976
2.057% (US0001M + 0.280%) due 12/16/2019 ~	11,097	11,108
IMC Home Equity Loan Trust
5.420% due 07/25/2026 ~	21	21
7.310% due 11/20/2028	17	17
7.520% due 08/20/2028	21	23
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
2.732% (US0001M + 0.860%) due 10/25/2033 ~	717	713
IXIS Real Estate Capital Trust
2.502% (US0001M + 0.630%) due 02/25/2036 ~	7,854	7,763
Jamestown CLO Ltd.
2.412% due 07/15/2026 ~	38,800	38,709
2.592% due 01/15/2028 ~	26,100	26,118
2.862% (US0003M + 1.140%) due 01/15/2026 ~	31,800	31,829
2.951% (US0003M + 1.220%) due 01/17/2027 ~	18,800	18,817
JPMorgan Mortgage Acquisition Trust
1.952% (US0001M + 0.080%) due 08/25/2036 ~	263	144
1.982% (US0001M + 0.110%) due 08/25/2036 ~	56	45
2.022% (US0001M + 0.150%) due 08/25/2036 ~	271	269
2.032% (US0001M + 0.160%) due 01/25/2036 ~	2,121	2,112
2.032% (US0001M + 0.160%) due 06/25/2036 ~	2,723	2,722
2.032% (US0001M + 0.160%) due 07/25/2036 ^~	7,443	3,245
2.062% (US0001M + 0.190%) due 03/25/2047 ~	25,812	24,962
2.082% (US0001M + 0.210%) due 03/25/2037 ~	5,721	5,711
2.112% (US0001M + 0.240%) due 08/25/2036 ~	3,000	2,728
2.132% (US0001M + 0.260%) due 07/25/2036 ~	8,800	8,585
2.132% (US0001M + 0.260%) due 03/25/2037 ~	5,600	5,471
2.142% (US0001M + 0.270%) due 04/25/2036 ~	6,797	6,667
6.337% due 08/25/2036 ^	2,691	2,054
Kitty Hawk CLO LLC
2.932% (US0003M + 1.210%) due 04/15/2027 ~	14,700	14,713
KVK CLO Ltd.
2.872% (US0003M + 1.150%) due 01/15/2026 ~	41,900	41,917
LA Arena Funding LLC
7.656% due 12/15/2026	60	62
LCM LP
2.752% (US0003M + 1.030%) due 07/15/2026 ~	67,500	67,527
Legacy Mortgage Asset Trust
3.085% due 12/25/2056 ~	656,922	601,785
4.000% due 06/07/2060 «(c)	196,755	193,281
Lehman ABS Mortgage Loan Trust
1.962% (US0001M + 0.090%) due 06/25/2037 ~	8,467	5,964
2.072% (US0001M + 0.200%) due 06/25/2037 ~	4,571	3,269

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Lehman XS Trust
2.042% (US0001M + 0.170%) due 10/25/2036 ~	$5,380	$6,083
2.042% (US0001M + 0.170%) due 01/25/2037 ~	4,256	5,032
5.420% due 11/25/2035 ^	219	220
Long Beach Mortgage Loan Trust
2.022% (US0001M + 0.150%) due 09/25/2036 ~	13,756	9,481
2.027% (US0001M + 0.155%) due 08/25/2036 ~	38,535	26,077
2.032% (US0001M + 0.160%) due 12/25/2036 ~	31,854	23,700
2.392% (US0001M + 0.520%) due 08/25/2045 ~	8,075	7,877
2.432% (US0001M + 0.560%) due 10/25/2034 ~	11	11
2.632% (US0001M + 0.760%) due 08/25/2045 ~	2,452	2,472
2.697% (US0001M + 0.825%) due 06/25/2035 ~	97	97
2.922% (US0001M + 1.050%) due 06/25/2035 ~	8,900	8,297
3.147% (US0001M + 1.275%) due 02/25/2035 ~	4,500	4,479
Madison Park Funding Ltd.
2.849% (US0003M + 1.110%) due 01/19/2025 ~	27,400	27,428
Massachusetts Educational Financing Authority
2.695% (US0003M + 0.950%) due 04/25/2038 ~	2,053	2,067
Master Credit Card Trust
2.331% due 07/22/2024 ~	14,800	14,814
Mastr Asset Backed Securities Trust
1.922% (US0001M + 0.050%) due 01/25/2037 ~	103	43
2.372% (US0001M + 0.500%) due 10/25/2035 ^~	12,268	11,306
MASTR Asset-Backed Securities Trust
2.022% (US0001M + 0.150%) due 08/25/2036 ~	5,755	3,165
2.112% (US0001M + 0.240%) due 03/25/2036 ~	9,318	6,954
2.112% (US0001M + 0.240%) due 10/25/2036 ~	5,034	4,630
2.802% (US0001M + 0.930%) due 06/25/2035 ~	8,620	8,605
5.471% due 11/25/2035	661	613
5.719% due 02/25/2036	1,371	1,323
MASTR Specialized Loan Trust
2.622% (US0001M + 0.750%) due 11/25/2035 ~	3,600	3,540
Merrill Lynch First Franklin Mortgage Loan Trust
2.042% (US0001M + 0.170%) due 04/25/2037 ~	3,381	2,074
Merrill Lynch Mortgage Investors Trust
1.932% (US0001M + 0.060%) due 11/25/2037 ~	2,026	1,136
1.942% (US0001M + 0.070%) due 04/25/2047 ~	14,249	8,886
1.982% (US0001M + 0.110%) due 08/25/2037 ~	11,494	7,728
1.992% (US0001M + 0.120%) due 02/25/2037 ~	1,147	527
2.022% (US0001M + 0.150%) due 08/25/2037 ~	48,133	32,568
2.022% (US0001M + 0.150%) due 11/25/2037 ~	14,429	8,226
2.042% (US0001M + 0.170%) due 07/25/2037 ~	6,349	3,891
2.112% (US0001M + 0.240%) due 08/25/2037 ~	2,407	1,652
2.132% (US0001M + 0.260%) due 03/25/2037 ~	65,514	52,575
2.132% (US0001M + 0.260%) due 04/25/2037 ~	3,829	2,523
2.192% (US0001M + 0.320%) due 03/25/2037 ~	15,424	11,213
2.322% (US0001M + 0.450%) due 02/25/2047 ~	23,273	17,456

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MESA Trust
2.421% (LIBOR01M + 0.400%) due 12/25/2031 ~	$614	$607
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	256	278
Mid-State Trust
7.791% due 03/15/2038	1,935	2,080
Morgan Stanley ABS Capital, Inc. Trust
1.922% (US0001M + 0.050%) due 07/25/2036 ~	181	100
1.932% (US0001M + 0.060%) due 12/25/2036 ~	3,369	2,159
1.932% (US0001M + 0.060%) due 05/25/2037 ~	1,619	1,480
1.942% (US0001M + 0.070%) due 10/25/2036 ~	1,987	1,212
1.962% (US0001M + 0.090%) due 01/25/2037 ~	7,210	4,366
1.972% (US0001M + 0.100%) due 11/25/2036 ~	1,946	1,346
1.982% (US0001M + 0.110%) due 03/25/2037 ~	8,158	4,275
2.002% (US0001M + 0.130%) due 10/25/2036 ~	6,320	5,859
2.012% (US0001M + 0.140%) due 10/25/2036 ~	39,745	24,439
2.012% (US0001M + 0.140%) due 11/25/2036 ~	18,770	12,616
2.012% (US0001M + 0.140%) due 05/25/2037 ~	6,337	4,894
2.022% (US0001M + 0.150%) due 06/25/2036 ~	9,972	6,971
2.022% (US0001M + 0.150%) due 09/25/2036 ~	19,515	10,083
2.022% (US0001M + 0.150%) due 10/25/2036 ~	17,005	11,088
2.022% (US0001M + 0.150%) due 11/25/2036 ~	21,531	14,965
2.022% (US0001M + 0.150%) due 12/25/2036 ~	2,717	1,756
2.032% (US0001M + 0.160%) due 09/25/2036 ~	4,842	2,984
2.052% (US0001M + 0.180%) due 03/25/2037 ~	31,431	16,589
2.072% (US0001M + 0.200%) due 02/25/2037 ~	2,725	1,796
2.092% (US0001M + 0.220%) due 10/25/2036 ~	2,998	1,861
2.102% (US0001M + 0.230%) due 09/25/2036 ~	3,617	2,253
2.102% (US0001M + 0.230%) due 10/25/2036 ~	2,034	1,339
2.102% (US0001M + 0.230%) due 11/25/2036 ~	19,378	13,581
2.102% (US0001M + 0.230%) due 02/25/2037 ~	13,011	6,618
2.122% (US0001M + 0.250%) due 08/25/2036 ~	20,144	13,260
2.122% (US0001M + 0.250%) due 12/25/2036 ~	11,786	7,693
2.122% (US0001M + 0.250%) due 05/25/2037 ~	2,902	2,689
2.212% (US0001M + 0.340%) due 03/25/2037 ~	4,055	2,175
2.232% (US0001M + 0.360%) due 02/25/2037 ~	4,728	2,445
2.517% (US0001M + 0.645%) due 09/25/2035 ~	2,803	2,817
2.607% (US0001M + 0.735%) due 07/25/2035 ~	6,100	5,883
2.802% (US0001M + 0.930%) due 11/25/2034 ~	14,897	14,951
2.817% (US0001M + 0.945%) due 06/25/2034 ~	1,996	2,003
2.872% (US0001M + 1.000%) due 03/25/2033 ~	1,072	1,060
2.892% (US0001M + 1.020%) due 08/25/2034 ~	199	199
2.922% (US0001M + 1.050%) due 04/25/2035 ~	4,200	4,094

See Accompanying Notes	21

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Morgan Stanley Dean Witter Capital, Inc. Trust
3.147% (US0001M + 1.275%) due 09/25/2032 ~	$1,805	$1,800
3.222% (US0001M + 1.350%) due 02/25/2033 ~	1,112	1,109
Morgan Stanley Home Equity Loan Trust
1.972% (US0001M + 0.100%) due 12/25/2036 ~	20,039	12,288
2.032% (US0001M + 0.160%) due 04/25/2036 ~	7,416	5,674
2.102% (US0001M + 0.230%) due 04/25/2037 ~	15,237	10,193
2.222% (US0001M + 0.350%) due 04/25/2037 ~	9,351	6,343
Morgan Stanley IXIS Real Estate Capital Trust
1.922% (US0001M + 0.050%) due 11/25/2036 ~	7	3
2.022% (US0001M + 0.150%) due 07/25/2036 ~	11,031	6,371
2.102% (US0001M + 0.230%) due 07/25/2036 ~	33,828	19,850
Morgan Stanley Mortgage Loan Trust
1.952% (US0001M + 0.080%) due 11/25/2036 ~	4,335	2,011
1.992% (US0001M + 0.120%) due 04/25/2037 ~	6,973	3,587
2.102% (US0001M + 0.230%) due 02/25/2037 ~	685	364
2.232% (US0001M + 0.360%) due 04/25/2037 ~	3,378	1,786
3.461% (US0006M + 1.250%) due 11/25/2036 ^~	2,148	1,152
5.577% due 10/25/2046 ^	3,181	1,552
5.726% due 10/25/2036 ^	1,532	859
5.750% due 04/25/2037 ^~	916	663
6.000% due 07/25/2047 ^~	775	626
Mountain Hawk CLO Ltd.
2.934% (US0003M + 1.200%) due 04/18/2025 ~	67,400	67,457
MP CLO Ltd.
2.574% due 04/18/2027 ~	5,000	5,004
2.922% (US0003M + 1.200%) due 01/15/2027 ~	29,800	29,814
National Collegiate Student Loan Trust
1.881% (US0001M + 0.260%) due 02/26/2029 ~	2,373	2,326
1.891% (US0001M + 0.270%) due 03/26/2029 ~	12,786	12,579
Navient Private Education Loan Trust
3.277% (US0001M + 1.500%) due 01/16/2035 ~	11,243	11,298
Nelder Grove CLO Ltd.
3.284% (US0003M + 1.300%) due 08/28/2026 ~	38,600	38,664
Nelnet Student Loan Trust
2.221% (US0001M + 0.600%) due 03/25/2030 ~	9,829	9,876
New Century Home Equity Loan Trust
2.352% (US0001M + 0.480%) due 10/25/2035 ~	2,299	2,234
2.547% (US0001M + 0.675%) due 03/25/2035 ~	3,500	3,505
2.757% (US0001M + 0.885%) due 05/25/2034 ~	1,537	1,530
4.872% (US0001M + 3.000%) due 01/25/2033 ^~	3,673	3,513
NewMark Capital Funding CLO Ltd.
2.555% (US0003M + 1.220%) due 06/30/2026 ~	16,150	16,155
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.202% (US0001M + 0.330%) due 10/25/2036 ^~	25,178	9,286
2.272% (US0001M + 0.400%) due 02/25/2037 ^~	2,388	1,061
2.362% (US0001M + 0.490%) due 05/25/2035 ~	2,954	2,975
6.032% due 10/25/2036 ^	3,256	1,406
NovaStar Mortgage Funding Trust
1.972% (US0001M + 0.100%) due 01/25/2037 ~	4,637	2,262
2.022% (US0001M + 0.150%) due 06/25/2036 ~	3,030	2,346
2.022% (US0001M + 0.150%) due 09/25/2036 ~	18,735	10,758
2.022% (US0001M + 0.150%) due 03/25/2037 ~	5,092	2,688

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.042% (US0001M + 0.170%) due 11/25/2036 ~	$11,176	$5,382
2.052% (US0001M + 0.180%) due 03/25/2037 ~	4,215	2,232
2.082% (US0001M + 0.210%) due 01/25/2037 ~	20,860	10,273
2.122% (LIBOR01M + 0.250%) due 10/25/2036 ~	6,118	4,525
2.582% (LIBOR01M + 0.710%) due 12/25/2033 ~	559	557
2.697% (LIBOR01M + 0.825%) due 06/25/2034 ~	97	98
3.747% (LIBOR01M + 1.875%) due 03/25/2035 ~	9,200	9,344
Oak Hill Credit Partners Ltd.
2.875% (US0003M + 1.130%) due 07/20/2026 ~	58,800	58,880
Oaktree CLO Ltd.
2.965% (US0003M + 1.220%) due 10/20/2026 ~	6,200	6,211
OCP CLO Ltd.
2.581% due 04/17/2027 ~	8,600	8,609
Octagon Investment Partners Ltd.
2.822% (US0003M + 1.100%) due 04/15/2026 ~	7,600	7,600
OHA Credit Partners Ltd.
2.755% (US0003M + 1.010%) due 10/20/2025 ~	32,384	32,400
OneMain Direct Auto Receivables Trust
2.310% due 12/14/2021	11,800	11,717
OneMain Financial Issuance Trust
2.370% due 09/14/2032	44,800	44,064
Option One Mortgage Loan Trust
1.972% (US0001M + 0.100%) due 01/25/2037 ~	13,645	9,001
2.012% (US0001M + 0.140%) due 01/25/2037 ~	30,716	20,364
2.042% (US0001M + 0.170%) due 05/25/2037 ~	5,207	3,376
2.052% (US0001M + 0.180%) due 04/25/2037 ~	9,136	5,987
2.092% (US0001M + 0.220%) due 01/25/2037 ~	11,550	7,727
2.092% (US0001M + 0.220%) due 04/25/2037 ~	27,103	21,626
2.112% (US0001M + 0.240%) due 04/25/2037 ~	3,861	2,453
2.122% (US0001M + 0.250%) due 03/25/2037 ~	1,765	1,089
2.122% (US0001M + 0.250%) due 07/25/2037 ~	3,919	2,761
2.202% (US0001M + 0.330%) due 04/25/2037 ~	2,942	1,970
2.232% (US0001M + 0.360%) due 01/25/2036 ~	6,600	5,622
2.637% (US0001M + 0.765%) due 08/25/2035 ~	4,500	4,238
Option One Mortgage Loan Trust Asset-Backed Certificates
2.332% (US0001M + 0.460%) due 11/25/2035 ~	21,800	20,290
2.727% (US0001M + 0.855%) due 10/25/2032 ~	3,057	2,967
OSCAR U.S. Funding Trust LLC
2.160% due 04/10/2019 «	16,400	16,412
2.418% due 04/12/2021 «~	8,500	8,505
Ownit Mortgage Loan Trust
2.472% (US0001M + 0.600%) due 10/25/2036 ^~	4,123	3,589
OZLM Ltd.
2.965% (US0003M + 1.220%) due 01/20/2027 ~	11,600	11,612
Palmer Square CLO Ltd.
2.951% (US0003M + 1.220%) due 10/17/2027 ~	23,500	23,577
Palmer Square Loan Funding Ltd.
0.000% due 07/15/2026 ~(c)	46,800	46,800
Panhandle-Plains Higher Education Authority, Inc.
2.825% (US0003M + 1.130%) due 10/01/2035 ~	13,462	13,555
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.672% (US0001M + 1.800%) due 12/25/2034 ~	13,859	13,795
Penarth Master Issuer PLC
2.206% due 03/18/2022 ~	11,500	11,507

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
People’s Choice Home Loan Securities Trust
2.592% (US0001M + 0.720%) due 05/25/2035 ^~	$2,282	$2,249
2.817% (US0001M + 0.945%) due 05/25/2035 ^~	7,000	6,041
3.222% (US0001M + 1.350%) due 01/25/2035 ~	5,920	5,836
People’s Financial Realty Mortgage Securities Trust
2.012% (US0001M + 0.140%) due 09/25/2036 ~	21,778	9,331
Popular ABS Mortgage Pass-Through Trust
2.082% (US0001M + 0.210%) due 01/25/2037 ~	7,000	6,664
2.502% (US0001M + 0.630%) due 06/25/2035 ~	3,676	3,641
5.700% due 12/25/2034	9,967	8,397
RAAC Trust
2.142% (US0001M + 0.270%) due 05/25/2036 ~	1,204	1,186
2.172% (US0001M + 0.300%) due 06/25/2044 ~	2,989	2,717
2.212% (US0001M + 0.340%) due 02/25/2036 ~	3,850	3,835
2.222% (US0001M + 0.350%) due 11/25/2046 ~	12,832	11,623
2.272% (US0001M + 0.400%) due 06/25/2047 ~	2,168	2,171
3.372% (US0001M + 1.500%) due 09/25/2047 ~	10,900	10,782
Renaissance Home Equity Loan Trust
2.232% (US0001M + 0.360%) due 11/25/2034 ~	306	287
2.572% (US0001M + 0.700%) due 08/25/2032 ~	104	100
2.752% (US0001M + 0.880%) due 08/25/2033 ~	68	66
5.473% due 01/25/2037	9,237	5,332
5.565% due 02/25/2036	3	3
5.893% due 06/25/2037 ^	8,030	3,978
5.906% due 06/25/2037	8,997	4,467
Residential Asset Mortgage Products Trust
2.092% (LIBOR01M + 0.220%) due 10/25/2034 ~	712	689
2.162% (US0001M + 0.290%) due 02/25/2036 ~	4,650	4,535
2.172% (US0001M + 0.300%) due 05/25/2036 ^~	3,887	3,374
2.232% (US0001M + 0.360%) due 08/25/2046 ~	21,016	17,589
4.422% (US0001M + 2.550%) due 12/25/2034 ~	2,000	1,966
Residential Asset Securities Corp. Trust
2.002% (US0001M + 0.130%) due 11/25/2036 ~	11,760	9,601
2.022% (US0001M + 0.150%) due 08/25/2036 ~	1,167	1,086
2.032% (US0001M + 0.160%) due 06/25/2036 ~	533	531
2.042% (US0001M + 0.170%) due 11/25/2036 ~	4,797	4,204
2.052% (US0001M + 0.180%) due 04/25/2036 ~	1,505	1,507
2.112% (US0001M + 0.240%) due 10/25/2036 ~	3,000	2,911
2.142% (US0001M + 0.270%) due 07/25/2036 ~	12,000	7,836
2.142% (US0001M + 0.270%) due 05/25/2037 ~	2,666	2,652
2.152% (US0001M + 0.280%) due 04/25/2036 ~	4,200	4,040
2.282% (US0001M + 0.410%) due 01/25/2036 ~	2,634	2,619
2.452% (US0001M + 0.580%) due 06/25/2033 ~	1,454	1,269
2.462% (US0001M + 0.590%) due 09/25/2035 ~	5,000	4,969
2.532% (US0001M + 0.660%) due 11/25/2035 ~	5,405	5,433
2.697% (US0001M + 0.825%) due 07/25/2034 ~	1,099	1,090
2.967% (US0001M + 1.095%) due 03/25/2035 ~	2,803	2,671
Residential Mortgage Loan Trust
3.372% (US0001M + 1.500%) due 09/25/2029 ~	7	7

22	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SACO Trust
2.292% (US0001M + 0.420%) due 03/25/2036 ^~		$36	$34
2.372% (US0001M + 0.500%) due 12/25/2035 ~		16	15
Santander Drive Auto Receivables Trust
2.650% due 08/17/2020		95	95
Santander Retail Auto Lease Trust
1.956% due 10/20/2020 «~		69,700	69,700
2.710% due 10/20/2020 «		62,800	62,798
Saratoga Investment Corp. CLO Ltd.
3.295% (US0003M + 1.550%) due 10/20/2025 ~		19,400	19,502
Securitized Asset-Backed Receivables LLC Trust
1.932% (US0001M + 0.060%) due 12/25/2036 ^~		276	103
2.002% (US0001M + 0.130%) due 05/25/2037 ^~		792	612
2.032% (US0001M + 0.160%) due 07/25/2036 ~		3,013	1,541
2.112% (US0001M + 0.240%) due 07/25/2036 ~		3,874	2,005
2.122% (US0001M + 0.250%) due 03/25/2036 ~		12,607	9,460
2.122% (US0001M + 0.250%) due 05/25/2036 ~		14,012	9,295
2.142% (US0001M + 0.270%) due 03/25/2036 ~		19,986	17,890
2.832% (US0001M + 0.960%) due 01/25/2036 ^~		5,089	3,895
Securitized Term Auto Receivables Trust
1.510% due 04/25/2019		2,894	2,889
Seneca Park CLO Ltd.
2.851% (US0003M + 1.120%) due 07/17/2026 ~		27,600	27,671
SG Mortgage Securities Trust
2.022% (US0001M + 0.150%) due 10/25/2036 ~		20,988	17,113
SLC Student Loan Trust
1.999% (US0003M + 0.160%) due 05/15/2023 ~		1,846	1,845
2.235% (US0003M + 0.110%) due 03/15/2027 ~		14,668	14,617
3.025% (US0003M + 0.900%) due 06/15/2021 ~		4,300	4,330
SLM Private Credit Student Loan Trust
2.325% (US0003M + 0.200%) due 06/15/2023 ~		30,018	29,971
2.365% (US0003M + 0.240%) due 12/16/2041 ~		12,000	11,417
SLM Private Education Loan Trust
1.850% due 06/17/2030		9,439	9,374
4.027% (US0001M + 2.250%) due 06/16/2042 ~		18,000	18,679
4.450% (PRIME - 0.050%) due 05/16/2044 ~		1,204	1,229
5.027% (US0001M + 3.250%) due 05/16/2044 ~		13,624	13,969
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	81	99
0.000% due 06/17/2024 •		6,579	8,113
1.785% (US0003M + 0.040%) due 01/25/2019 ~		$8,935	8,921
1.855% (US0003M + 0.110%) due 10/27/2025 ~		3,822	3,820
1.895% (US0003M + 0.150%) due 10/25/2029 ~		18,096	17,999

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.075% (US0003M + 0.330%) due 01/25/2022 ~	$9,002	$8,830
2.395% (US0003M + 0.650%) due 04/25/2019 ~	44	44
2.595% (LIBOR03M + 0.550%) due 12/15/2027 ~	71,741	71,782
2.645% (US0003M + 0.900%) due 07/25/2023 ~	700	705
2.675% (US0003M + 0.550%) due 12/15/2025 ~	38,255	38,465
3.245% (US0003M + 1.500%) due 04/25/2023 ~	34,034	34,764
3.325% (US0003M + 1.200%) due 12/15/2033 ~	16,715	16,996
3.445% (US0003M + 1.700%) due 07/25/2023 ~	2,169	2,227
SMB Private Education Loan Trust
1.930% due 03/16/2026 «~	24,500	24,500
SoFi Consumer Loan Program LLC
3.050% due 12/26/2025	10,918	10,913
SoFi Professional Loan Program LLC
1.530% due 04/25/2033	6,106	6,075
1.630% due 01/25/2036	5,730	5,694
1.830% due 05/25/2040	5,304	5,277
3.020% due 02/25/2040	9,555	9,402
3.172% (US0001M + 1.300%) due 02/25/2040 ~	7,114	7,162
SoFi Professional Loan Program Trust
2.640% due 08/25/2047	24,400	24,346
Sound Point CLO Ltd.
2.712% (US0003M + 0.990%) due 07/15/2025 ~	20,400	20,417
2.845% (US0003M + 1.100%) due 01/21/2026 ~	17,871	17,881
Soundview Home Loan Trust
1.952% (US0001M + 0.080%) due 06/25/2037 ~	12,127	8,844
1.982% (US0001M + 0.110%) due 01/25/2037 ~	4,603	3,658
2.022% (US0001M + 0.150%) due 03/25/2037 ~	4,678	4,545
2.032% (US0001M + 0.160%) due 11/25/2036 ~	6,486	6,287
2.032% (US0001M + 0.160%) due 01/25/2037 ~	4,394	3,511
2.052% (US0001M + 0.180%) due 02/25/2037 ~	9,725	4,178
2.052% (US0001M + 0.180%) due 08/25/2037 ~	3,313	3,237
2.082% (US0001M + 0.210%) due 06/25/2037 ~	21,106	15,591
2.112% (US0001M + 0.240%) due 07/25/2036 ~	15,300	13,546
2.122% (US0001M + 0.250%) due 08/25/2037 ~	3,828	3,395
2.132% (US0001M + 0.260%) due 02/25/2037 ~	12,549	5,473
2.152% (US0001M + 0.280%) due 05/25/2036 ~	5,000	4,785
2.172% (US0001M + 0.300%) due 01/25/2037 ~	39,975	32,905
2.697% (US0001M + 0.825%) due 06/25/2035 ~	2,453	2,432
South Carolina Student Loan Corp.
3.006% (US0003M + 1.000%) due 09/03/2024 ~	586	590
Specialty Underwriting & Residential Finance Trust
1.972% (US0001M + 0.100%) due 11/25/2037 ~	603	401
2.172% (US0001M + 0.300%) due 12/25/2036 ~	5,882	5,494
2.222% (US0001M + 0.350%) due 03/25/2037 ~	4,303	2,450
2.622% (US0001M + 0.750%) due 06/25/2036 ~	955	962
2.772% (US0001M + 0.900%) due 06/25/2036 ~	18,300	16,881
2.847% (US0001M + 0.975%) due 12/25/2035 ~	3,443	3,443
4.409% due 02/25/2037 ^	7,375	4,177
4.409% due 02/25/2037	34,547	19,575
SpringCastle America Funding LLC
3.050% due 04/25/2029	65,251	65,246
Staniford Street CLO Ltd.
3.305% (US0003M + 1.180%) due 06/15/2025 ~	5,400	5,407
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046 ~	7,100	7,030

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Structured Asset Investment Loan Trust
2.022% (US0001M + 0.150%) due 06/25/2036 ~	$1,953	$1,902
2.044% (US0001M + 0.173%) due 07/25/2036 ~	16,626	11,766
2.472% (US0001M + 0.600%) due 01/25/2036 ~	6,526	6,448
2.572% (US0001M + 0.700%) due 04/25/2033 ~	1,053	1,034
2.772% (US0001M + 0.900%) due 05/25/2035 ~	9,400	9,344
2.802% (US0001M + 0.930%) due 09/25/2034 ~	436	437
2.847% (US0001M + 0.975%) due 01/25/2035 ~	10,188	8,852
2.872% (US0001M + 1.000%) due 09/25/2034 ~	337	338
2.997% (US0001M + 1.125%) due 01/25/2035 ~	3,957	2,885
3.072% (US0001M + 1.200%) due 12/25/2034 ~	8,795	8,699
3.252% (US0001M + 1.380%) due 04/25/2033 ~	129	127
3.447% (US0001M + 1.575%) due 01/25/2035 ~	4,313	2,287
3.597% (US0001M + 1.725%) due 01/25/2035 ^~	4,796	539
Structured Asset Securities Corp.
5.006% due 10/25/2034	911	932
Structured Asset Securities Corp. Mortgage Loan Trust
2.032% (US0001M + 0.160%) due 03/25/2036 ~	32	32
2.052% (US0001M + 0.180%) due 01/25/2037 ~	3,340	1,873
2.122% (US0001M + 0.250%) due 09/25/2036 ~	4,500	4,420
2.142% (US0001M + 0.270%) due 04/25/2036 ~	12,913	12,205
2.172% (US0001M + 0.300%) due 06/25/2035 ~	1,569	1,483
2.242% (US0001M + 0.370%) due 04/25/2036 ~	5,779	5,424
2.252% (US0001M + 0.380%) due 10/25/2036 ~	18,467	16,220
2.322% (US0001M + 0.450%) due 05/25/2037 ~	3,486	3,298
4.422% (US0001M + 2.550%) due 12/25/2034 ~	838	823
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.868% due 06/25/2033	31	32
Sudbury Mill CLO Ltd.
2.881% (US0003M + 1.150%) due 01/17/2026 ~	11,700	11,713
SVO Mortgage LLC
2.000% due 09/20/2029	18	18
Symphony CLO Ltd.
2.752% (US0003M + 1.030%) due 10/15/2025 ~	31,765	31,792
Telos CLO Ltd.
3.001% (US0003M + 1.270%) due 01/17/2027 ~	19,700	19,712
TICP CLO Ltd.
0.000% due 04/20/2028 ~(c)	18,000	18,009
2.905% (US0003M + 1.160%) due 07/20/2026 ~	40,700	40,740
2.925% (US0003M + 1.180%) due 01/20/2027 ~	4,600	4,602
2.932% (US0003M + 1.180%) due 04/26/2026 ~	10,600	10,610
Trapeza CDO Ltd.
1.994% (US0003M + 0.290%) due 04/06/2042 ~	2,556	2,326
2.155% (US0003M + 0.410%) due 01/25/2035 ~	18,403	17,207
Triaxx Prime CDO Ltd.
1.930% (US0001M + 0.260%) due 10/02/2039 ~	33,260	20,980
Trillium Credit Card Trust
1.961% due 02/27/2023 ~	24,500	24,504
Tropic CDO Ltd.
1.679% (US0003M + 0.320%) due 07/15/2036 ~	23,867	21,480
Utah State Board of Regents
2.622% (US0001M + 0.750%) due 01/25/2057 ~	73,606	73,606
VB-S1 Issuer LLC
3.065% due 06/15/2046	9,600	9,587

See Accompanying Notes	23

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Venture CLO Ltd.
2.784% due 02/28/2026 ~		$39,900	$39,891
Vibrant CLO Ltd.
2.641% (US0003M + 0.900%) due 07/24/2024 ~		23,259	23,278
VOLT LLC
3.000% due 10/25/2047		35,278	35,036
3.125% due 06/25/2047		27,654	27,581
3.125% due 09/25/2047		44,364	44,231
3.250% due 06/25/2047		49,847	49,759
Wachovia Loan Trust
2.232% (US0001M + 0.360%) due 05/25/2035 ~		326	326
WaMu Asset-Backed Certificates WaMu Trust
2.122% (US0001M + 0.250%) due 04/25/2037 ~		13,626	7,615
Washington Mutual Asset-Backed Certificates Trust
1.932% (US0001M + 0.060%) due 10/25/2036 ~		1,881	1,032
Westlake Automobile Receivables Trust
1.780% due 04/15/2020		8,340	8,323
WhiteHorse Ltd.
2.978% (US0003M + 1.200%) due 02/03/2025 ~		10,654	10,656
World Omni Automobile Lease Securitization Trust
1.680% due 12/16/2019		14,136	14,072
2.590% due 11/16/2020 «		16,800	16,799
Z Capital Credit Partners CLO Ltd.
2.672% due 07/16/2027 ~		16,900	16,917

Total Asset-Backed Securities (Cost $7,533,929)			7,933,846

SOVEREIGN ISSUES 5.2%
Argentina Government International Bond
22.844% (BADLARPP) due 10/04/2022 ~	ARS	26,681	2,200
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~		338,656	17,284
Autonomous City of Buenos Aires Argentina
27.877% (BADLARPP + 5.000%) due 01/23/2022 ~		218,785	11,336
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	44,086	54,657
4.900% due 09/15/2021		20,800	28,130
4.950% due 02/11/2020		8,650	11,428
Bonos de la Nacion Argentina con Ajuste por CER
4.000% due 03/06/2020	ARS	5,527,200	288,881
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (h)	BRL	1,518,406	453,007
0.000% due 10/01/2018 (h)		7,254,000	2,131,403
Cyprus Government International Bond
3.875% due 05/06/2022	EUR	1,200	1,658
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$22,900	22,155
Israel Government International Bond
3.250% due 01/17/2028		8,300	8,095
4.125% due 01/17/2048		4,000	3,858
Italy Buoni Poliennali Del Tesoro
0.250% due 05/15/2018	EUR	36,200	44,584
3.500% due 06/01/2018		3,200	3,962
Japan Bank for International Cooperation
2.375% due 07/21/2022		$8,500	8,305
2.500% due 06/01/2022		24,200	23,755
Japan Finance Organization for Municipalities
2.000% due 09/08/2020		28,600	28,010
2.625% due 04/20/2022		78,900	77,628
Kuwait International Government Bond
2.750% due 03/20/2022		20,400	20,017

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
New South Wales Treasury Corp.
2.750% due 11/20/2025 (j)	AUD	1,283	$1,117
6.000% due 03/01/2022		165	144
Poland Government International Bond
4.000% due 01/22/2024		$15	16
Province of Alberta
2.050% due 08/17/2026 (o)		6,000	5,500
Province of Ontario
1.650% due 09/27/2019 (o)		85,700	84,691
4.000% due 10/07/2019		23,855	24,394
4.400% due 04/14/2020		18,900	19,581
Province of Quebec
2.750% due 08/25/2021		81,800	81,648
3.500% due 07/29/2020		11,900	12,131
3.500% due 12/01/2022	CAD	68,053	55,451
Queensland Treasury Corp.
4.250% due 07/21/2023	AUD	455	377
Republic of Germany
0.250% due 04/13/2018	EUR	27,700	34,092
Spain Government International Bond
0.250% due 04/30/2018		151,200	186,152
Tokyo Metropolitan Government
2.500% due 06/08/2022		$4,500	4,403

Total Sovereign Issues (Cost $3,783,785)			3,750,050

		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (f)		775,108	$16
Urbi Desarrollos Urbanos S.A.B. de C.V. (f)		184,993	68

Total Common Stocks (Cost $15,195)			84

CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
0.000% «(f)		9,188,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
CoBank ACB
6.250% (US0003M + 4.557%) due 10/01/2022 ~(k)		40,000	4,240

Total Preferred Securities (Cost $4,180)			4,240

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 24.1%
CERTIFICATES OF DEPOSIT 0.7%
Barclays Bank PLC
1.940% due 09/04/2018		$264,000	263,406
2.355% due 05/17/2018		100,000	100,062
Credit Suisse AG
2.507% due 09/28/2018		129,900	129,900

			493,368

COMMERCIAL PAPER 2.9%
Bank of Montreal
1.475% due 04/09/2018	CAD	40,100	31,111
1.479% due 04/02/2018		39,600	30,732
1.489% due 04/04/2018		87,500	67,899
1.492% due 04/05/2018		46,200	35,849
1.504% due 04/02/2018		48,300	37,483
Bank of Nova Scotia
1.487% due 04/06/2018		56,700	43,995
1.488% due 04/05/2018		54,700	42,445
1.504% due 04/02/2018		213,300	165,532
1.516% due 04/09/2018		54,500	42,283
Canadian Imperial Bank of Commerce
1.487% due 04/12/2018		55,700	43,209
1.488% due 04/16/2018		68,900	53,440
1.489% due 04/16/2018		16,200	12,565

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Dominion Gas Holdings LLC
2.060% due 04/09/2018		$12,900	$12,892
2.150% due 04/16/2018		28,000	27,971
Dominion Resources, Inc.
2.210% due 04/16/2018		36,300	36,262
2.360% due 04/17/2018		20,350	20,327
2.360% due 04/18/2018		31,200	31,163
Enbridge Energy Partners LP 2.520% due 04/10/2018		7,900	7,895
Ford Motor Credit Co.
2.000% due 09/04/2018		33,600	33,227
2.780% due 02/19/2019		43,400	42,272
HSBC Bank Canada
1.501% due 04/09/2018	CAD	18,600	14,431
1.505% due 04/06/2018		27,200	21,105
1.512% due 04/13/2018		7,600	5,895
1.514% due 04/04/2018		16,900	13,114
1.514% due 04/10/2018		12,200	9,465
1.514% due 04/12/2018		15,400	11,946
Marriott International
2.400% due 05/02/2018		$7,700	7,683
2.400% due 05/07/2018		16,600	16,559
Mondelez International, Inc.
2.080% due 04/05/2018		54,000	53,979
2.080% due 04/06/2018		20,600	20,591
2.420% due 04/18/2018		22,350	22,323
2.520% due 05/04/2018		32,350	32,276
2.520% due 05/07/2018		35,900	35,811
National Bank of Canada
1.461% due 04/05/2018	CAD	4,400	3,414
1.474% due 04/13/2018		8,100	6,283
NRW Bank
1.870% due 04/23/2018		$45,800	45,742
QUALCOMM, Inc.
2.250% due 05/30/2018		5,300	5,282
Rockwell Collins, Inc.
2.420% due 04/16/2018		55,800	55,741
Royal Bank of Canada
1.439% due 04/05/2018	CAD	4,800	3,725
1.486% due 04/12/2018		20,400	15,825
1.488% due 04/09/2018		50,100	38,869
1.488% due 04/18/2018		8,400	6,515
1.492% due 04/02/2018		12,600	9,778
1.497% due 04/09/2018		16,800	13,034
1.500% due 04/06/2018		34,100	26,459
1.501% due 04/04/2018		10,100	7,838
1.501% due 04/16/2018		65,400	50,725
1.502% due 04/03/2018		24,300	18,857
2.000% due 04/20/2018		13,200	10,236
Schlumberger Holdings
2.510% due 06/20/2018		$32,850	32,670
Sempra Energy Holdings
2.500% due 05/08/2018		11,000	10,972
2.600% due 05/21/2018		25,800	25,711
2.600% due 05/22/2018		31,400	31,289
2.600% due 05/23/2018		32,300	32,184
Spectra Energy Partners LP
2.300% due 04/12/2018		32,900	32,873
2.400% due 04/09/2018		62,150	62,111
2.500% due 05/07/2018		27,800	27,731
Spire, Inc.
2.200% due 04/03/2018		10,000	9,997
Toronto Dominion Bank
1.486% due 04/20/2018	CAD	17,700	13,726
1.489% due 04/16/2018		33,100	25,673
1.496% due 04/10/2018		4,100	3,181
1.498% due 04/06/2018		28,600	22,192
1.500% due 04/05/2018		34,200	26,538
1.501% due 04/04/2018		11,900	9,234
1.501% due 04/06/2018		11,800	9,156
1.502% due 04/03/2018		11,300	8,769
1.507% due 04/02/2018		78,000	60,532
2.000% due 04/18/2018		6,300	4,886
UDR, Inc.
2.130% due 04/04/2018		$24,400	24,392

24	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Viacom, Inc.
2.930% due 06/15/2018		$139,900	$139,158
WEC Energy Group, Inc.
2.200% due 04/03/2018		14,800	14,796
2.200% due 04/04/2018		18,000	17,994
2.250% due 04/05/2018		33,300	33,287
2.400% due 04/04/2018		7,400	7,398

			2,088,503

REPURCHASE AGREEMENTS (n) 0.0%			18,968

SHORT-TERM NOTES 0.5%
Bonos de la Nacion Argentina con Ajuste por CER
3.750% due 02/08/2019	ARS	499,300	26,154
Capital Auto Receivables Asset Trust
2.100% due 03/20/2019		$94,725	94,728
Letras del Banco Central de la Republica Argentina
25.100% due 10/17/2018	ARS	250,000	10,954
25.300% due 08/15/2018		250,000	11,294
25.400% due 08/15/2018		309,400	13,978
25.600% due 08/15/2018		1,106,027	49,967
26.000% due 07/18/2018		880,832	40,806
26.200% due 05/16/2018		58,100	2,807
26.250% due 05/16/2018		96,870	4,680
26.400% due 04/18/2018		240,200	11,819
26.450% due 04/18/2018 - 05/16/2018		117,720	5,775
26.500% due 04/18/2018		1,000,000	49,203
Nigeria Open Market Operation Bills
15.294% due 08/09/2018	NGN	1,200,000	3,171
15.298% due 08/09/2018		800,000	2,114
15.302% due 09/06/2018		1,200,000	3,133
15.383% due 08/09/2018		1,200,000	3,171
15.696% due 11/08/2018		300,000	763
15.703% due 10/25/2018		400,000	1,023
15.798% due 11/08/2018		400,000	1,017
15.805% due 10/25/2018		700,000	1,790

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
19.103% due 05/10/2018	NGN	1,660,000	$4,555
19.149% due 05/10/2018		744,700	2,043
19.206% due 05/24/2018		1,240,000	3,382
19.252% due 05/24/2018		495,100	1,350
19.397% due 05/24/2018		1,660,000	4,527
19.415% due 05/17/2018		3,650,000	9,985
Santander Retail Auto Lease Trust
2.200% due 03/20/2019 «		$32,625	32,625

			396,814

ARGENTINA TREASURY BILLS 0.9%
12.032% due 04/13/2018 - 02/22/2019 (g)(h)	ARS	5,381,748	628,733

FRANCE TREASURY BILLS 0.1%
(0.926)% due 04/05/2018 - 04/18/2018 (g)(h)	EUR	29,900	36,793

GERMANY TREASURY BILLS 0.0%
(0.963)% due 04/11/2018 (h)(i)		5,600	6,892

GREECE TREASURY BILLS 1.2%
1.257% due 04/13/2018 - 03/15/2019 (g)(h)		703,050	861,615

ITALY TREASURY BILLS 0.6%
(0.556)% due 04/13/2018 - 06/29/2018 (g)(h)		347,200	427,428

JAPAN TREASURY BILLS 15.5%
(0.194)% due 04/05/2018 - 06/18/2018 (g)(h)	JPY	1,193,218,600	11,216,024

NIGERIA TREASURY BILLS 0.1%
16.519% due 05/03/2018 - 11/29/2018 (g)(h)	NGN	19,890,000	52,036

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SPAIN TREASURY BILLS 0.1%
(0.532)% due 05/11/2018 (h)(i)	EUR	36,300	$44,692

U.K. TREASURY BILLS 0.5%
0.234% due 04/03/2018 - 04/20/2018 (g)(h)	GBP	281,700	395,191

U.S. TREASURY BILLS 1.0%
1.566% due 04/19/2018 - 04/26/2018 (g)(h)(o)(q)(s)		$740,309	739,664

Total Short-Term Instruments (Cost $17,274,308)			17,406,721

Total Investments in Securities (Cost $100,090,223)			101,449,103

		SHARES
INVESTMENTS IN AFFILIATES 18.3%
SHORT-TERM INSTRUMENTS 18.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.3%
PIMCO Short Asset Portfolio		655,744,770	6,558,759
PIMCO Short-Term Floating NAV Portfolio III		672,995,802	6,651,218

Total Short-Term Instruments (Cost $13,216,470)			13,209,977

Total Investments in Affiliates (Cost $13,216,470)			13,209,977

Total Investments 158.9% (Cost $113,306,693)			$114,659,080
Financial Derivative Instruments (p)(r) (0.7)% (Cost or Premiums, net $76,715)			(492,757)
Other Assets and Liabilities, net (58.2)%			(41,994,418)

Net Assets 100.0%			$72,171,905

See Accompanying Notes	25

Schedule of Investments PIMCO Total Return Fund (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind bond security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Coupon represents a yield to maturity.
(j)	Principal amount of security is adjusted for inflation.
(k)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(l)	Contingent convertible security.
(m)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Britannia Mortgages PLC	1.000%	12/20/2048	12/29/2017	$5,184	$5,281	0.01%
Lloyds Banking Group PLC	3.000%	10/11/2018	09/18/2017	22,500	22,454	0.03%
Lloyds Banking Group PLC	3.000%	02/04/2019	09/18/2017	17,500	17,409	0.03%
Pinnacol Assurance	8.625%	06/25/2034	06/23/2014	15,000	16,267	0.02%

				$60,184	$61,411	0.09%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(n)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$18,968	U.S. Treasury Notes 2.000% due 04/30/2024	$(19,348)	$18,968	$18,971

Total Repurchase Agreements						$(19,348)	$18,968	$18,971

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	1.500%	03/23/2018	TBD	(3)	$(5,208)	$(5,210)
	2.200%	03/28/2018	05/04/2018		(439,178)	(439,312)
BOM	1.630%	02/08/2018	04/10/2018		(246,875)	(247,467)
	1.710%	02/23/2018	04/23/2018		(494,100)	(494,992)
	1.710%	02/26/2018	04/26/2018		(348,688)	(349,267)
	1.710%	03/05/2018	04/23/2018		(53,034)	(53,104)
	1.710%	03/15/2018	04/23/2018		(42,704)	(42,741)
	1.800%	03/07/2018	04/16/2018		(350,000)	(350,455)
	1.800%	03/16/2018	04/16/2018		(104,803)	(104,892)
	1.800%	03/22/2018	04/16/2018		(152,380)	(152,464)
	1.810%	03/08/2018	04/09/2018		(100,375)	(100,501)
	1.810%	03/09/2018	04/09/2018		(283)	(283)
	1.830%	03/13/2018	05/14/2018		(306,875)	(307,187)
	1.920%	03/23/2018	04/23/2018		(60,053)	(60,085)
	1.940%	03/21/2018	04/23/2018		(51,805)	(51,838)
BOS	1.600%	03/14/2018	05/15/2018		(11,235)	(11,244)
	1.610%	03/07/2018	04/09/2018		(1,589)	(1,591)
	1.610%	03/15/2018	04/09/2018		(33,667)	(33,694)
	1.680%	03/15/2018	04/26/2018		(8,330)	(8,337)
	1.700%	03/07/2018	04/12/2018		(1,987)	(1,990)
	1.870%	03/13/2018	04/12/2018		(71,243)	(71,317)
	2.040%	03/23/2018	04/23/2018		(594,850)	(595,187)
	2.070%	03/23/2018	04/23/2018		(132,717)	(132,793)
	2.400%	03/29/2018	04/02/2018		(25,297)	(25,303)
BRC	1.870%	03/13/2018	04/12/2018		(39,162)	(39,203)
	2.000%	03/21/2018	04/20/2018		(268,919)	(269,098)
BSN	1.580%	03/05/2018	04/13/2018		(10,287)	(10,300)
	1.580%	03/15/2018	04/13/2018		(7,181)	(7,187)
	1.590%	03/15/2018	04/02/2018		(1,628)	(1,629)
CIB	1.660%	02/20/2018	04/20/2018		(106,838)	(107,039)
	1.660%	03/14/2018	04/20/2018		(16,759)	(16,774)
	1.850%	03/09/2018	04/06/2018		(431,113)	(431,644)
	1.850%	03/15/2018	04/06/2018		(19,054)	(19,072)
	1.850%	03/22/2018	04/06/2018		(58,050)	(58,083)
	2.100%	03/21/2018	04/04/2018		(542,318)	(542,697)

26	See Accompanying Notes

March 31, 2018

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
GRE	1.640%	03/15/2018	04/19/2018		$(17,809)	$(17,824)
	1.650%	03/14/2018	04/16/2018		(3,299)	(3,302)
	1.690%	03/15/2018	05/16/2018		(1,532)	(1,533)
	1.700%	03/21/2018	05/18/2018		(69,737)	(69,777)
	1.760%	03/02/2018	04/13/2018		(5,917)	(5,926)
	1.760%	03/21/2018	04/13/2018		(46,824)	(46,851)
	1.790%	03/07/2018	04/06/2018		(39,750)	(39,801)
	1.790%	03/15/2018	04/06/2018		(26,810)	(26,834)
	1.820%	03/12/2018	04/12/2018		(137,719)	(137,865)
	1.990%	03/09/2018	04/09/2018		(434,953)	(435,530)
GSC	1.950%	03/13/2018	04/12/2018		(313,506)	(313,846)
IND	1.590%	03/21/2018	04/16/2018		(12,429)	(12,435)
	1.600%	03/15/2018	04/17/2018		(199)	(200)
	1.600%	03/21/2018	04/17/2018		(9,487)	(9,493)
	1.620%	03/15/2018	04/23/2018		(100)	(100)
	1.630%	03/07/2018	04/10/2018		(2,567)	(2,570)
	1.630%	03/15/2018	04/10/2018		(1,984)	(1,986)
	1.630%	03/21/2018	04/10/2018		(37,950)	(37,971)
	1.650%	03/07/2018	04/13/2018		(1,345)	(1,346)
	1.650%	03/15/2018	04/13/2018		(882)	(883)
	1.680%	03/07/2018	04/23/2018		(2,934)	(2,938)
	1.680%	03/15/2018	04/23/2018		(3,790)	(3,794)
	1.700%	03/15/2018	04/10/2018		(13,965)	(13,977)
JML	1.200%	02/06/2018	TBD	(3)	(1,100)	(1,102)
JPS	1.720%	02/12/2018	05/14/2018		(221,500)	(222,019)
NOM	1.740%	02/16/2018	05/16/2018		(221,883)	(222,366)
NXN	1.540%	02/13/2018	04/05/2018		(102,244)	(102,454)
	1.540%	03/09/2018	04/05/2018		(42,469)	(42,512)
	1.580%	02/05/2018	04/03/2018		(642,950)	(644,530)
	1.580%	03/22/2018	04/03/2018		(143,745)	(143,814)
	1.600%	01/22/2018	04/13/2018		(98,000)	(98,305)
	1.800%	02/26/2018	05/29/2018		(344,292)	(344,894)
RBC	1.710%	02/14/2018	05/16/2018		(267,094)	(267,690)
	1.720%	03/08/2018	05/18/2018		(24,750)	(24,780)
	1.740%	02/23/2018	05/22/2018		(140,275)	(140,533)
	1.740%	03/15/2018	05/22/2018		(292,300)	(292,554)
	1.740%	03/22/2018	05/22/2018		(29,280)	(29,296)
	1.810%	03/08/2018	04/09/2018		(299,625)	(300,002)
	1.810%	03/22/2018	04/09/2018		(271,603)	(271,753)
	1.850%	03/13/2018	04/12/2018		(48,953)	(49,003)
SCX	1.640%	03/07/2018	04/19/2018		(2,683)	(2,686)
	1.790%	03/22/2018	04/03/2018		(113,490)	(113,552)
	1.810%	03/06/2018	04/06/2018		(504,305)	(504,990)
TDM	1.550%	03/23/2018	TBD	(3)	(10,540)	(10,545)

Total Reverse Repurchase Agreements						$(10,160,142)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date		Amount Borrowed (2)	Payable for Sale-Buyback Transactions (4)
UBS	1.560%	01/05/2018	04/05/2018		$(127,423)	$(127,406)
	1.560%	01/25/2018	04/06/2018		(690)	(690)
	1.560%	02/08/2018	04/06/2018		(9,255)	(9,254)
	1.600%	02/05/2018	04/02/2018		(270,111)	(270,111)
	1.630%	02/07/2018	04/05/2018		(131,442)	(131,424)
	1.630%	02/14/2018	04/09/2018		(60,746)	(60,726)
	1.630%	03/02/2018	04/09/2018		(162,307)	(162,256)
	1.630%	03/07/2018	04/09/2018		(6,742)	(6,740)
	1.660%	02/08/2018	04/30/2018		(3,419)	(3,415)
	1.660%	02/14/2018	04/30/2018		(44,796)	(44,738)

Total Sale-Buyback Transactions						$(816,760)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies 0.0%
Fannie Mae, TBA	4.000%	04/01/2033	$24,000	$(24,571)	$(24,675)
Ginnie Mae, TBA	3.000%	04/01/2048	2,600	(2,534)	(2,556)

Total Short Sales 0.0%				$(27,105)	$(27,231)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions (4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (5)
Global/Master Repurchase Agreement
BCY	$0	$(444,522)	$0	$(444,522)	$477,526	$33,004
BOM	0	(2,315,276)	0	(2,315,276)	2,311,244	(4,032)

See Accompanying Notes	27

Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions (4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (5)
BOS	$0	$(881,456)	$0	$(881,456)	$906,683	$25,227
BRC	0	(308,301)	0	(308,301)	316,962	8,661
BSN	0	(19,116)	0	(19,116)	19,152	36
CIB	0	(1,175,309)	0	(1,175,309)	1,170,145	(5,164)
FICC	18,971	0	0	18,971	(19,348)	(377)
GRE	0	(785,243)	0	(785,243)	803,953	18,710
GSC	0	(313,846)	0	(313,846)	324,293	10,447
IND	0	(87,693)	0	(87,693)	87,476	(217)
JML	0	(1,102)	0	(1,102)	1,065	(37)
JPS	0	(222,019)	0	(222,019)	222,315	296
NOM	0	(222,366)	0	(222,366)	228,766	6,400
NXN	0	(1,376,509)	0	(1,376,509)	1,384,805	8,296
RCY	0	(1,375,611)	0	(1,375,611)	1,371,660	(3,951)
SCX	0	(621,228)	0	(621,228)	621,071	(157)
TDM	0	(10,545)	0	(10,545)	10,574	29
Master Securities Forward Transaction Agreement
UBS	0	0	(816,760)	(816,760)	812,357	(4,403)

Total Borrowings and Other Financing Transactions	$18,971	$(10,160,142)	$(816,760)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(435,530)	$0	$(1,102)	$(436,632)
U.S. Government Agencies	0	(1,470,447)	(1,006,572)	0	(2,477,019)
U.S. Treasury Obligations	0	(5,864,123)	(1,366,613)	0	(7,230,736)
Sovereign Issues	0	0	0	(15,755)	(15,755)

Total	$0	$(7,770,100)	$(2,373,185)	$(16,857)	$(10,160,142)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(816,760)	0	0	(816,760)

Total	$0	$(816,760)	$0	$0	$(816,760)

Total Borrowings	$0	$(8,586,860)	$(2,373,185)	$(16,857)	$(10,976,902)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(10,976,902)

(o)	Securities with an aggregate market value of $11,174,679 and cash of $7,469 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(4,416,452) at a weighted average interest rate of 1.334%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(171) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(p)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures		$105.250	05/25/2018	20,548	$20,548	$176	$22
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures		105.500	05/25/2018	84,479	84,479	728	90
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures		105.750	05/25/2018	2,500	2,500	21	3
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures		106.000	05/25/2018	65,314	65,314	558	70
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures		106.250	05/25/2018	3,651	3,651	31	4
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures		107.500	05/25/2018	204	204	2	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures		108.000	05/25/2018	33,293	33,293	285	36
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures		108.500	05/25/2018	65,272	65,272	558	71
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures		110.500	05/25/2018	2,500	2,500	21	3
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures		177.000	05/25/2018	418	418	3	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures		179.000	05/25/2018	2,788	2,788	23	2
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures		180.000	05/25/2018	18,509	18,509	153	16
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures		181.000	05/25/2018	4,900	4,900	41	4
Call - MSE Canada Government 10-Year Bond June 2018 Futures	CAD	150.000	05/18/2018	1,830	1,830	17	7

						$2,617	$328

Total Purchased Options						$2,617	$328

28	See Accompanying Notes

March 31, 2018

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	$120.000	04/20/2018	9,305	$9,305	$(2,024)	$(872)
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	120.500	04/20/2018	3,711	3,711	(808)	(754)

					$(2,832)	$(1,626)

Total Written Options					$(2,832)	$(1,626)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 168.500 on Euro-OAT France Government 10-Year Bond June 2018 Futures	05/2018	5,259	EUR	65	$(6)	$0	$0
Call Options Strike @ EUR 170.000 on Euro-OAT France Government 10-Year Bond June 2018 Futures	05/2018	31,263		385	(33)	0	0
Euro-Bund 10-Year Bond June Futures	06/2018	30,208		5,925,921	90,015	7,434	0
Put Options Strike @ EUR 140.000 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	34,798		428	(37)	0	0
Put Options Strike @ EUR 141.000 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	9,928		122	(10)	0	0
U.S. Treasury 5-Year Note June Futures	06/2018	169,830		$19,438,901	83,700	18,576	0
U.S. Treasury 10-Year Note June Futures	06/2018	93,903		11,375,468	88,254	22,009	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	4,996		801,702	17,477	5,776	0

					$279,360	$53,795	$0

SHORT FUTURES CONTRACTS

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	1,004		$(244,010)	$1,305	$13	$0
90-Day Eurodollar June Futures	06/2020	14,257		(3,464,451)	1,956	0	0
90-Day Eurodollar March Futures	03/2020	11,451		(2,782,736)	8,279	143	0
90-Day Eurodollar September Futures	09/2019	309		(75,145)	386	4	0
90-Day Eurodollar September Futures	09/2020	7,406		(1,799,473)	(1,700)	0	(93)
Australia Government 10-Year Bond June Futures	06/2018	7,648	AUD	(761,375)	(11,945)	601	(3,894)
Canada Government 10-Year Bond June Futures	06/2018	8,474	CAD	(876,571)	(16,140)	0	(3,749)
Euro-BTP Italy Government Bond June Futures	06/2018	10,701	EUR	(1,827,454)	(45,244)	0	(14,484)
Euro-Buxl 30-Year Bond June Futures	06/2018	8,651		(1,760,407)	(53,824)	3,193	(426)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	37,481		(7,129,457)	(135,139)	0	(12,913)
Put Options Strike @ EUR 158.000 on Euro-Bund 10-Year Bond May 2018 Futures	04/2018	4,862		(658)	860	359	0
U.S. Treasury 30-Year Bond June Futures	06/2018	23,747		$(3,481,904)	(98,716)	0	(17,810)
United Kingdom Long Gilt June Futures	06/2018	459	GBP	(79,093)	(1,472)	0	(438)

					$(351,394)	$4,313	$(53,807)

Total Futures Contracts					$(72,034)	$58,108	$(53,807)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2020	0.329%		$40,000	$801	$(76)	$725	$0	$(2)
Berkshire Hathaway, Inc.	1.000%	Quarterly	09/20/2021	0.381%		20,000	177	244	421	1	0
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2023	0.728%		47,000	(522)	1,210	688	0	(33)
Citigroup, Inc.	1.000%	Quarterly	12/20/2020	0.335%		58,200	1,175	(128)	1,047	0	(6)
Daimler AG	1.000%	Quarterly	12/20/2020	0.311%	EUR	35,800	593	260	853	0	(17)
Exelon Generation Co. LLC	1.000%	Quarterly	06/20/2022	0.745%		$8,700	(228)	320	92	0	0
Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2022	1.141%		3,100	573	(42)	531	0	(13)
General Motors Co.	5.000%	Quarterly	06/20/2022	0.833%		2,100	357	(5)	352	1	0
Goldman Sachs Group, Inc.	1.000%	Quarterly	12/20/2020	0.387%		169,900	3,226	(407)	2,819	0	(21)
Goldman Sachs Group, Inc.	1.000%	Quarterly	06/20/2021	0.427%		29,800	602	(61)	541	5	0
Goldman Sachs Group, Inc.	1.000%	Quarterly	12/20/2021	0.495%		22,100	463	(59)	404	0	(5)
MBIA, Inc.	5.000%	Quarterly	12/20/2018	4.668%		5,000	(275)	296	21	0	(2)
MBIA, Inc.	5.000%	Quarterly	12/20/2019	5.540%		23,500	(2,239)	2,079	(160)	0	(68)
MetLife, Inc.	1.000%	Quarterly	06/20/2021	0.320%		25,200	89	453	542	0	(2)
MetLife, Inc.	1.000%	Quarterly	12/20/2021	0.410%		72,300	(673)	2,219	1,546	0	(35)
Morgan Stanley	1.000%	Quarterly	12/20/2020	0.388%		68,200	1,084	46	1,130	0	(5)
Tesco PLC	1.000%	Quarterly	06/20/2022	0.993%	EUR	143,000	(7,211)	7,328	117	0	(40)

							$(2,008)	$13,677	$11,669	$7	$(249)

See Accompanying Notes	29

Schedule of Investments PIMCO Total Return Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.IG-30 5-Year Index	1.000%	Quarterly	06/20/2023	$4,489,300	$76,762	$(1,093)	$75,669	$4,438	$0
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	112,900	6,777	226	7,003	508	0
CDX.HY-29 5-Year Index	5.000%	Quarterly	12/20/2022	93,100	6,362	(182)	6,180	380	0
CDX.IG-26 5-Year Index	1.000%	Quarterly	06/20/2021	1,600	28	3	31	1	0
CDX.IG-27 5-Year Index	1.000%	Quarterly	12/20/2021	2,900	53	4	57	2	0
CDX.IG-28 5-Year Index	1.000%	Quarterly	06/20/2022	28,000	524	0	524	23	0
CDX.IG-29 5-Year Index	1.000%	Quarterly	12/20/2022	2,166,400	42,249	(1,291)	40,958	1,919	0

					$132,755	$(2,333)	$130,422	$7,271	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	8.220%	Maturity	01/02/2020	BRL	763,900	$(3,306)	$(1,844)	$(5,150)	$0	$(220)
Pay	1-Year BRL-CDI	10.060	Maturity	01/02/2023		463,100	1,053	5,148	6,201	179	0
Pay	1-Year BRL-CDI	10.460	Maturity	01/04/2027		1,094,000	1,777	12,538	14,315	547	0
Receive	3-Month CAD-Bank Bill	2.300	Semi-Annual	12/15/2025	CAD	62,000	(605)	994	389	0	(170)
Receive	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		57,500	(694)	8,816	8,122	0	(320)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/05/2019		$2,702,600	0	(8,942)	(8,942)	0	(304)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		725,900	(5,976)	20,317	14,341	0	(1,443)
Receive (5)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		1,884,200	107,284	(17,775)	89,509	0	(4,048)
Receive	3-Month USD-LIBOR	2.532	Semi-Annual	12/05/2047		7,900	0	432	432	0	(39)
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2028	AUD	300,000	(696)	(3,159)	(3,855)	0	(1,174)
Pay (5)	6-Month EUR-EURIBOR	1.613	Annual	07/04/2042	EUR	334,600	0	10,451	10,451	0	(508)
Pay (5)	6-Month EUR-EURIBOR	1.623	Annual	07/04/2042		261,200	0	8,819	8,819	0	(395)
Pay (5)	6-Month EUR-EURIBOR	1.624	Annual	07/04/2042		614,500	0	21,003	21,003	0	(928)
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023	GBP	843,200	(1,836)	(2,581)	(4,417)	0	(3,205)
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	06/20/2028		161,600	5,249	(4,652)	597	0	(773)
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		783,000	17,687	(12,643)	5,044	0	(4,106)
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	06/20/2048		388,800	16,639	(14,259)	2,380	0	(2,876)
Receive (5)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		262,300	(13,119)	(8,024)	(21,143)	0	(2,201)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	744,440,000	(43,742)	(5,022)	(48,764)	4,504	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		72,760,000	(3,786)	2,028	(1,758)	242	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028		1,660,000	17	(129)	(112)	6	0
Receive	6-Month JPY-LIBOR	0.285	Semi-Annual	01/25/2028		13,550,000	972	(990)	(18)	48	0
Receive	6-Month JPY-LIBOR	0.351	Semi-Annual	02/08/2028		2,510,000	0	(155)	(155)	9	0
Receive	6-Month JPY-LIBOR	0.301	Semi-Annual	02/13/2028		4,700,000	297	(364)	(67)	16	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	02/16/2028		5,120,000	0	(324)	(324)	18	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		38,460,000	2,759	(2,987)	(228)	137	0
Receive (5)	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		2,880,000	47	(232)	(185)	12	0
Receive (5)	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		26,590,000	(23)	(2,160)	(2,183)	111	0

							$79,998	$4,304	$84,302	$5,829	$(22,710)

Total Swap Agreements							$210,745	$15,648	$226,393	$13,107	$(22,959)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$328	$58,108	$13,107	$71,543	$(1,626)	$(53,807)	$(22,959)	$(78,392)

(q)

Securities with an aggregate market value of $978,527 and cash of $128,022 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

30	See Accompanying Notes

March 31, 2018

(r)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2018	AUD	12,310	$	9,658	$203	$0
	07/2018	DKK	63,425		10,228	0	(311)
BOA	04/2018	ARS	4,080		197	0	(4)
	04/2018	AUD	27,406		21,577	527	0
	04/2018	DKK	3,301,068		515,918	0	(28,939)
	04/2018	EUR	16,100		19,905	82	0
	04/2018	JPY	42,063,100		398,637	3,294	0
	04/2018	RUB	2,459,768		43,116	294	0
	04/2018	SEK	978,128		119,434	2,290	0
	04/2018	$	1,448	AUD	1,878	0	(5)
	04/2018		58,494	DKK	366,273	1,961	0
	04/2018		1,225,916	GBP	867,148	0	(9,306)
	04/2018		172,054	RUB	10,161,834	5,044	0
	05/2018	ARS	80,340	$	3,845	0	(59)
	05/2018	GBP	867,148		1,227,372	9,262	0
	05/2018	NOK	1,546,425		200,634	3,111	0
	05/2018	$	80,023	SEK	654,103	0	(1,522)
	05/2018		5,424	ZAR	65,550	87	0
	06/2018	JPY	78,850,000	$	747,213	2,855	0
	06/2018	RUB	4,988,773		86,510	119	0
	06/2018	$	52,713	RUB	3,039,979	0	(70)
	06/2018		9,234	TWD	267,010	12	0
	07/2018	BRL	21,800	$	6,429	0	(122)
	07/2018	DKK	435,680		66,988	0	(5,410)
	07/2018	EUR	5,400		6,717	27	0
	08/2018		232,100		287,281	0	(1,583)
	10/2018	BRL	317,300		94,353	0	(235)
	10/2018	DKK	4,472,758		726,517	0	(22,315)
BPS	04/2018	ARS	33,850		1,626	0	(43)
	04/2018	BRL	677,200		179,368	0	(25,754)
	04/2018	DKK	717,124		109,021	0	(9,344)
	04/2018	EUR	113,743		140,992	1,037	0
	04/2018	JPY	3,560,000		32,160	0	(1,335)
	04/2018	$	203,743	BRL	677,200	1,379	0
	04/2018		165,569	RUB	9,889,765	6,716	0
	05/2018	JPY	1,470,900	$	13,813	0	(44)
	06/2018		46,580,000		439,459	0	(34)
	06/2018	TWD	3,531,412		122,181	0	(103)
	06/2018	$	21,869	KRW	23,378,930	183	0
	06/2018		3,494	TWD	100,994	3	0
	10/2018	BRL	14,600	$	4,340	0	(13)
BRC	04/2018	EUR	21,800		27,056	215	0
	04/2018	GBP	192,300		269,024	0	(956)
	04/2018	RUB	2,188,354		38,118	42	0
	04/2018	$	91,584	SEK	753,425	0	(1,351)
	05/2018	ARS	35,930	$	1,715	0	(30)
	05/2018	NOK	293,875		38,213	677	0
	06/2018	$	6,430	KRW	6,821,587	4	0
BSH	04/2018	BRL	2,287,000	$	688,068	0	(4,658)
	04/2018	$	700,875	BRL	2,287,000	0	(8,149)
	07/2018	BRL	1,345,000	$	405,963	1,798	(6)
	10/2018		4,403,000		1,310,092	7,178	(9,629)
CBK	04/2018	ARS	163,200		8,067	20	0
	04/2018	AUD	10,710		8,289	63	0
	04/2018	BRL	348,898		104,797	0	(883)
	04/2018	CAD	9,200		7,031	0	(110)
	04/2018	CHF	433		459	6	0
	04/2018	DKK	350,074		54,167	14	(3,628)
	04/2018	EUR	126,357		156,325	706	(24)
	04/2018	GBP	551,067		766,159	0	(7,052)
	04/2018	JPY	66,702,100		631,157	4,050	0
	04/2018	RUB	7,907,964		137,802	302	(276)
	04/2018	$	104,970	BRL	348,898	711	0
	04/2018		27,398	DKK	165,470	0	(86)
	04/2018		45,437	EUR	36,835	0	(113)
	04/2018		1,497	JPY	159,600	3	0
	04/2018		146,702	RUB	8,389,107	0	(474)
	05/2018	JPY	137,358,200	$	1,270,055	641	(24,016)
	05/2018	MXN	415,081		22,065	0	(637)
	05/2018	TRY	9,460		2,411	48	0
	05/2018	$	98,557	BRL	328,898	824	0
	05/2018		423,882	JPY	44,948,000	0	(774)
	05/2018		127,691	RUB	7,425,878	1,089	0
	06/2018	JPY	134,710,000	$	1,275,245	3,921	(193)
	06/2018	$	855	IDR	11,836,335	2	0
	06/2018		40,864	KRW	43,439,658	110	0
	06/2018		25,985	TWD	751,252	29	0
	07/2018	BRL	20,000	$	5,906	0	(104)
	07/2018	DKK	719,958		110,822	0	(8,814)
	07/2018	$	5,899	DKK	35,408	0	(16)
	10/2018	BRL	105,000	$	30,818	0	(483)
	10/2018	DKK	104,590		17,137	0	(374)
	11/2018	NGN	284,250		750	0	(8)

See Accompanying Notes	31

Schedule of Investments PIMCO Total Return Fund (Cont.)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
DUB	04/2018	BRL	1,411,792	$	424,753	$0	$(2,875)
	04/2018	CAD	105,600		81,883	0	(83)
	04/2018	EUR	773,195		955,479	4,075	0
	04/2018	JPY	9,843,100		92,527	0	(84)
	04/2018	$	58,531	AUD	75,631	0	(442)
	04/2018		430,053	BRL	1,411,792	0	(2,425)
	05/2018	AUD	75,631	$	58,537	448	0
	05/2018	BRL	940,449		284,627	456	0
	05/2018	EUR	21,800		27,006	104	0
	05/2018	$	76,453	NOK	594,225	0	(553)
	06/2018		211,094	TWD	6,115,806	683	0
FBF	04/2018	ARS	44,500	$	2,177	0	(17)
	04/2018	BRL	940,449		282,944	0	(1,915)
	04/2018	KRW	18,041,071		16,845	0	(81)
	04/2018	RUB	23,237,366		403,820	713	(1,296)
	04/2018	TWD	2,379,186		81,591	0	(8)
	04/2018	$	285,417	BRL	940,449	0	(558)
	04/2018		16,916	KRW	18,041,071	10	0
	04/2018		124,784	RUB	7,067,057	0	(1,527)
	04/2018		81,766	TWD	2,379,186	0	(167)
	05/2018	BRL	940,449	$	284,586	415	0
	05/2018	$	577,248	JPY	60,888,000	0	(4,092)
	06/2018		18,416	KRW	19,713,832	179	0
	06/2018		122,497	RUB	7,029,900	0	(760)
GLM	04/2018	BRL	2,030,300	$	614,302	2,396	(3,067)
	04/2018	CAD	462,434		358,411	470	(1,022)
	04/2018	DKK	2,784,427		414,556	0	(45,027)
	04/2018	EUR	31,264		38,589	120	0
	04/2018	GBP	979,705		1,369,701	0	(4,825)
	04/2018	JPY	36,742,600		349,794	4,463	0
	04/2018	RUB	12,302,626		215,061	834	(150)
	04/2018	$	617,017	BRL	2,030,300	0	(2,046)
	04/2018		3,839	EUR	3,093	0	(33)
	04/2018		464,912	GBP	331,201	1,418	(1,654)
	04/2018		1,800,284	JPY	189,520,800	0	(19,045)
	04/2018		366,059	RUB	21,169,516	5,373	(2,380)
	05/2018	ARS	38,700	$	1,848	0	(32)
	05/2018	EUR	59,250		73,291	187	0
	05/2018	GBP	233,638		329,644	1,519	(78)
	05/2018	JPY	6,859,100		64,599	0	(52)
	05/2018	$	328,479	JPY	34,902,900	72	0
	05/2018		22,877	MXN	432,195	761	0
	06/2018	CNH	21,997	$	3,462	0	(32)
	06/2018	EUR	87,600		110,216	1,735	0
	06/2018	$	206,801	KRW	223,563,619	4,074	0
	06/2018		1,589	MYR	6,243	26	0
	06/2018		159,109	RUB	9,134,279	0	(930)
	06/2018		77,003	TWD	2,235,406	404	0
	07/2018	DKK	163,331	$	26,566	0	(575)
	07/2018	$	128,134	RUB	7,390,639	109	(676)
	10/2018	BRL	2,093,400	$	624,989	942	0
	10/2018	DKK	736,300		119,470	0	(3,804)
HUS	04/2018	ARS	50,110		2,448	0	(23)
	04/2018	BRL	1,161,600		338,702	0	(13,143)
	04/2018	CAD	219,737		170,996	1,516	(1,108)
	04/2018	DKK	186,410		27,746	0	(3,022)
	04/2018	EUR	71,900		88,919	286	0
	04/2018	RUB	26,482,170		460,646	694	(1,628)
	04/2018	SEK	2,108,090		257,036	4,564	0
	04/2018	TWD	2,379,186		81,787	188	0
	04/2018	$	2,354	AUD	3,013	0	(39)
	04/2018		351,702	BRL	1,161,600	1,716	(1,572)
	04/2018		854,010	RUB	49,366,729	9,033	(3,035)
	04/2018		305,826	SEK	2,508,990	0	(5,341)
	04/2018		81,591	TWD	2,379,186	8	0
	05/2018	ARS	19,030	$	911	0	(14)
	05/2018	$	489,501	SEK	4,022,280	0	(6,775)
	06/2018	JPY	17,220,000	$	163,543	984	0
	06/2018	RUB	2,405,932		41,886	222	0
	06/2018	$	665,847	KRW	719,030,221	12,374	0
	06/2018		189,669	RUB	10,888,891	56	(1,162)
	06/2018		169,019	TWD	4,881,537	137	(119)
	07/2018	DKK	30,754	$	4,604	0	(507)
	07/2018	EUR	120,600		146,570	0	(2,862)
	10/2018	NGN	1,127,400		3,000	0	(27)
	03/2019	EUR	58,400		74,478	559	0
IND	04/2018	CAD	17,333		13,434	0	(21)
	04/2018	$	812,503	GBP	584,453	7,485	0
	04/2018		766	SEK	6,253	0	(17)
JPM	04/2018	AUD	38,928	$	30,309	410	0
	04/2018	BRL	3,376,580		997,172	0	(25,585)
	04/2018	CAD	507,736		392,329	528	(2,349)
	04/2018	DKK	1,805,663		282,471	227	(15,789)
	04/2018	EUR	96,104		118,717	340	(30)
	04/2018	GBP	381,429		528,216	0	(6,930)
	04/2018	JPY	85,507,700		769,734	550	(34,712)
	04/2018	NZD	22,195		16,274	234	0

32	See Accompanying Notes

March 31, 2018

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
	04/2018	RUB	33,348,378	$	581,362	$871	$(533)
	04/2018	SEK	2,705,630		330,901	6,865	0
	04/2018	$	1,017,360	BRL	3,376,580	6,448	(1,051)
	04/2018		256,866	CAD	330,625	0	(229)
	04/2018		9,893	GBP	7,116	91	0
	04/2018		202,741	SEK	1,666,500	0	(3,155)
	05/2018	CAD	327,467	$	254,541	211	0
	05/2018	JPY	4,193,900		39,401	0	(128)
	05/2018	NGN	6,528,467		17,279	0	(683)
	05/2018	NOK	531,430		69,288	1,409	0
	05/2018	RUB	10,696,157		185,950	457	0
	05/2018	$	631,711	CAD	814,477	859	0
	05/2018		141,561	NOK	1,105,285	289	(673)
	05/2018		290,733	SEK	2,424,540	243	0
	06/2018	EUR	15,100	$	18,709	42	0
	06/2018	JPY	41,710,000		393,713	171	0
	06/2018	NGN	1,564,550		4,150	0	(135)
	06/2018	RUB	11,044,682		192,189	928	0
	06/2018	$	116,056	TWD	3,355,599	141	0
	07/2018	DKK	85,400	$	13,206	0	(985)
	07/2018	$	117,680	DKK	734,351	4,348	0
	09/2018	NGN	1,131,600	$	3,000	0	(50)
	10/2018	BRL	320,700		94,952	0	(649)
	10/2018	NGN	3,874,100		10,250	0	(148)
	11/2018		3,947,942		10,500	15	(13)
MSB	04/2018	ARS	35,550		1,721	0	(32)
	04/2018	BRL	277,278		80,943	0	(3,044)
	04/2018	EUR	127,496		157,986	819	0
	04/2018	JPY	117,833,000		1,106,961	0	(555)
	04/2018	RUB	10,641,444		186,194	862	0
	04/2018	$	85,046	BRL	277,278	16	(1,076)
	04/2018		47,714	RUB	2,745,941	135	0
	05/2018	JPY	315,230,000	$	2,924,263	0	(45,631)
	06/2018		320,000		3,033	12	0
	06/2018	RUB	1,179,955		20,496	63	0
	06/2018	$	66,098	KRW	71,611,697	1,449	0
	07/2018	BRL	22,500	$	6,629	0	(132)
	10/2018	NGN	281,437		750	0	(6)
NAB	04/2018	CAD	3,566		2,764	0	(4)
	04/2018	$	127,511	EUR	103,226	0	(497)
	06/2018	EUR	103,500	$	128,434	485	0
	03/2019		14,800		18,804	71	0
NGF	04/2018	BRL	1,888,890		563,810	0	(8,329)
	04/2018	$	568,292	BRL	1,888,890	3,847	0
	05/2018		300,282		1,000,000	1,883	0
RBC	04/2018		4,763	CAD	6,150	10	0
	04/2018		45,740	GBP	32,883	395	0
	04/2018		104,607	SEK	856,680	0	(2,008)
	06/2018		47,402	KRW	51,151,645	847	0
RYL	04/2018	ARS	7,600	$	375	1	0
	05/2018	$	85,436	NOK	664,320	0	(583)
	08/2018	EUR	59,200	$	73,121	0	(557)
SCX	04/2018	BRL	1,509,106		406,396	0	(50,708)
	04/2018	KRW	310,972,143		290,370	0	(1,376)
	04/2018	$	462,701	BRL	1,509,106	617	(6,214)
	04/2018		289,487	KRW	310,972,143	2,259	0
	05/2018	NGN	5,650,056	$	15,030	0	(547)
	05/2018	$	92,370	BRL	309,106	1,031	0
	06/2018	EUR	3,200	$	4,018	65	0
	06/2018	THB	372,860		11,759	0	(196)
	06/2018	TWD	19,549,270		671,773	0	(5,173)
	06/2018	$	6,572	INR	432,804	22	0
	06/2018		290,900	KRW	310,972,143	2,423	0
	06/2018		2,301	SGD	3,023	9	0
	06/2018		53,514	TWD	1,548,100	93	0
	07/2018	BRL	109,106	$	32,580	0	(206)
	08/2018	EUR	69,400		87,261	1,079	0
	08/2018	NGN	3,033,300		8,080	0	(145)
	09/2018		2,656,816		7,040	0	(119)
	10/2018	DKK	2,713,888		441,163	0	(13,198)
	10/2018	NGN	2,838,660		7,518	0	(96)
	11/2018		704,222		1,838	0	(44)
SOG	05/2018	ILS	25,579		7,560	252	0
	06/2018	KRW	971,332,210		918,127	1,923	0
	10/2018	DKK	3,421,655		562,817	0	(10,039)
SSB	04/2018	BRL	165,027		49,650	0	(336)
	04/2018	DKK	256,000		40,901	0	(1,353)
	04/2018	$	50,801	BRL	165,027	0	(815)
	04/2018		59,716	DKK	361,542	0	(41)
	04/2018		942,699	EUR	758,101	0	(9,893)
	05/2018	EUR	758,101	$	944,674	9,942	0
	10/2018	DKK	361,542		60,603	73	0
TOR	04/2018	BRL	388,890		115,422	0	(2,372)
	04/2018	CAD	28,600		22,167	0	(34)
	04/2018	DKK	2,055,552		300,585	0	(38,693)
	04/2018	$	117,002	BRL	388,890	792	0
	10/2018	DKK	1,170,452	$	189,900	0	(6,057)
	10/2018	$	341	DKK	2,205	28	0

See Accompanying Notes	33

Schedule of Investments PIMCO Total Return Fund (Cont.)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
UAG	04/2018	BRL	117,443	$	35,334	$0	$(239)
	04/2018	CAD	245,469		190,484	74	(124)
	04/2018	DKK	2,340,255		374,764	206	(11,712)
	04/2018	EUR	9,100		11,247	43	0
	04/2018	JPY	60,067,900		557,078	3,762	(11,457)
	04/2018	KRW	67,955,001		63,718	0	(36)
	04/2018	RUB	5,301,590		92,469	30	0
	04/2018	$	8,270	AUD	10,710	0	(44)
	04/2018		36,054	BRL	117,443	0	(481)
	04/2018		348,228	JPY	36,742,600	0	(2,897)
	04/2018		62,747	KRW	67,955,001	1,007	0
	04/2018		16,183	NZD	22,195	0	(143)
	04/2018		13,275	RUB	761,653	0	(3)
	05/2018	AUD	10,710	$	8,271	45	0
	05/2018	EUR	22,750		28,175	121	(17)
	05/2018	JPY	137,892,600		1,286,362	3,137	(15,591)
	05/2018	NZD	22,195		16,180	141	0
	05/2018	$	291,995	JPY	30,610,900	0	(3,847)
	06/2018	JPY	111,670,000	$	1,054,543	1,404	(720)
	06/2018	KRW	498,718,932		471,156	742	0
	06/2018	$	104,677	RUB	5,926,579	0	(2,047)
	07/2018	DKK	551,015	$	88,429	0	(3,134)

Total Forward Foreign Currency Contracts						$200,639	$(678,549)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC CDX.IG-29 5-Year Index	Buy	1.200%	04/18/2018	$321,000	$48	$6
	Put - OTC CDX.IG-29 5-Year Index	Buy	1.300%	04/18/2018	107,000	16	1
	Put - OTC CDX.IG-29 5-Year Index	Buy	1.300%	05/16/2018	616,000	92	96
	Put - OTC CDX.IG-30 5-Year Index	Buy	1.600%	06/20/2018	378,600	57	58

						$213	$161

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945%	12/09/2019	$84,000	$4,032	$5,294
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930%	08/20/2018	184,000	19,530	5,117
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940%	08/20/2018	154,200	15,081	4,149
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930%	12/09/2019	20,000	920	1,289
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943%	12/12/2019	60,200	2,889	3,822
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905%	08/20/2018	292,500	28,968	8,823

							$71,420	$28,494

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	$ 68.000	04/05/2018	$35,300	$2	$0
	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2048	73.000	04/05/2018	692,700	27	0
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	73.000	05/07/2018	1,200,000	47	0
	Put - OTC Fannie Mae, TBA 4.000% due 04/01/2048	76.500	04/05/2018	180,000	7	0
FBF	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	79.000	04/05/2018	100,000	4	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	69.000	05/07/2018	101,100	4	0
SAL	Put - OTC Fannie Mae, TBA 3.000% due 05/01/2048	67.000	05/07/2018	1,000,000	39	0
	Put - OTC Fannie Mae, TBA 3.000% due 05/01/2048	70.000	05/07/2018	970,000	38	0
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	74.000	05/07/2018	750,000	29	0
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	78.000	05/07/2018	1,000,000	39	0

					$236	$0

Total Purchased Options					$71,869	$28,655

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800%	04/18/2018	$ 371,800	$(476)	$(58)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018	62,300	(57)	(45)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900%	06/20/2018	101,200	(111)	(117)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800%	06/20/2018	605,000	(1,029)	(1,035)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900%	06/20/2018	66,800	(101)	(77)
CBK	Put - OTC CDX.IG-29 5-Year Index	Sell	0.850%	04/18/2018	343,500	(343)	(39)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900%	06/20/2018	47,600	(56)	(55)
DUB	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800%	04/18/2018	349,700	(420)	(55)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800%	05/16/2018	43,700	(55)	(23)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950%	07/18/2018	107,100	(178)	(151)

34	See Accompanying Notes

March 31, 2018

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800%	05/16/2018	$ 98,100	$(132)	$(52)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	06/20/2018	46,500	(74)	(65)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900%	06/20/2018	164,100	(214)	(190)

						$(3,246)	$(1,962)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount			Premiums (Received)	Market Value
GLM	Call - OTC USD versus BRL	BRL	3.300	04/11/2018	$		165,100	$(1,162)	$(1,299)
	Call - OTC USD versus BRL		3.305	04/25/2018			347,500	(3,292)	(3,913)
JPM	Call - OTC USD versus BRL		3.330	04/12/2018			176,400	(1,764)	(828)
MSB	Call - OTC USD versus MXN	MXN	19.230	04/11/2018			225,900	(1,898)	(33)
	Call - OTC USD versus MXN		19.550	04/12/2018			150,100	(1,255)	(10)
	Call - OTC USD versus MXN		19.250	04/25/2018			105,100	(1,163)	(102)
	Call - OTC USD versus MXN		19.350	04/27/2018			234,800	(2,571)	(214)
	Call - OTC USD versus SEK	SEK	8.340	04/25/2018			336,600	(1,408)	(2,877)
RYL	Put - OTC AUD versus USD	$	0.768	04/12/2018		AUD	298,550	(1,236)	(1,351)
	Call - OTC AUD versus USD		0.807	04/12/2018			298,550	(1,361)	(3)

								$(17,110)	$(10,630)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,757,700	$(14,866)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	4,179,400	(37,277)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	483,000	(6,231)	0
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024	100,000	(1,710)	(105)
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	631,100	(4,733)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	486,300	(4,766)	0
JPM	Cap - OTC CPURNSA	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024	200,000	(990)	(20)
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024	100,000	(475)	(11)

						$(71,048)	$(136)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	$369,200	$(4,033)	$(6,878)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	08/20/2018	1,489,600	(34,723)	(9,924)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	88,200	(926)	(1,643)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/12/2019	264,700	(2,888)	(4,951)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	08/20/2018	1,287,100	(28,717)	(8,575)

							$(71,287)	$(31,971)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$100.242	05/07/2018	$ 360,100	$(999)	$(1,383)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.305	05/07/2018	186,400	(488)	(662)
FBF	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	95.969	04/05/2018	165,000	(754)	(2)
	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	95.973	04/05/2018	346,000	(1,581)	(4)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.500	05/07/2018	223,800	(621)	(613)
GSC	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.234	05/07/2018	353,000	(1,158)	(1,369)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.445	05/07/2018	117,500	(308)	(347)
JPM	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2048	99.352	04/05/2018	337,000	(1,856)	(24)
	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2048	99.359	04/05/2018	250,000	(1,367)	(18)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.426	05/07/2018	39,700	(110)	(120)
SAL	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	97.477	04/05/2018	281,000	(944)	(513)
	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	97.508	04/05/2018	368,000	(1,265)	(722)
	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	97.531	04/05/2018	186,000	(639)	(385)

					$(12,090)	$(6,162)

Total Written Options					$(174,781)	$(50,861)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN, U.S. MUNICIPAL AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2019	0.298%	$	28,400	$239	$14	$253	$0
	Mexico Government International Bond	1.000%	Quarterly	12/20/2018	0.317%		171,300	(250)	1,164	914	0

See Accompanying Notes	35

Schedule of Investments PIMCO Total Return Fund (Cont.)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2018	0.426%	$	2,900	$(419)	$424	$5	$0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.754%		47,700	(5,272)	5,488	216	0
	Petrobras Global Finance BV	1.000%	Quarterly	03/20/2020	0.802%		1,800	(276)	284	8	0
	Petrobras Global Finance BV	1.000%	Quarterly	09/20/2020	0.965%		10,000	(2,119)	2,131	12	0
BRC	Mexico Government International Bond	1.000%	Quarterly	12/20/2018	0.317%		88,200	(219)	690	471	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.754%		8,300	(1,479)	1,517	38	0
CBK	California State General Obligation Bonds, Series 2003	1.000%	Quarterly	06/20/2024			10,000	23	278	301	0
DUB	Colombia Government International Bond	1.000%	Quarterly	06/20/2019	0.298%		45,000	287	114	401	0
GST	California State General Obligation Bonds, Series 2003	1.000%	Quarterly	06/20/2024			85,000	261	2,297	2,558	0
	Ohio State General Obligation Bonds, Series 2007	1.000%	Quarterly	09/20/2024			10,000	102	242	344	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.754%		11,400	(1,214)	1,266	52	0
	Petrobras Global Finance BV	1.000%	Quarterly	03/20/2020	0.802%		100	(16)	16	0	0
	Qatar Government International Bond	1.000%	Quarterly	12/20/2018	0.220%		36,800	185	37	222	0
HUS	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.754%		2,400	(221)	232	11	0
	Petrobras Global Finance BV	1.000%	Quarterly	03/20/2020	0.802%		2,300	(420)	430	10	0
	U.S. Treasury Notes	0.250%	Quarterly	12/20/2018		EUR	25,000	(86)	126	40	0
JPM	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.754%	$	8,800	(993)	1,033	40	0
MYC	California State General Obligation Bonds, Series 2003	1.000%	Quarterly	06/20/2024			10,000	16	285	301	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.754%		94,500	(8,746)	9,174	428	0

								$(20,617)	$27,242	$6,625	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$ 16,878	$(3,748)	$2,428	$0	$(1,320)
CBK	MCDX-25 5-Year Index	1.000%	Quarterly	12/20/2020	70,750	(131)	1,500	1,369	0
	MCDX-26 5-Year Index	1.000%	Quarterly	06/20/2021	61,950	96	1,238	1,334	0
GST	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	21,400	(798)	790	0	(8)
	MCDX-25 5-Year Index	1.000%	Quarterly	12/20/2020	201,800	(373)	4,278	3,905	0
	MCDX-26 5-Year Index	1.000%	Quarterly	06/20/2021	87,000	208	1,666	1,874	0
JPS	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	17,500	(665)	786	121	0
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	4,000	(183)	199	16	0
	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	7,600	(315)	312	0	(3)
MEI	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	74,000	(3,879)	4,390	511	0
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	9,600	(498)	536	38	0

						$(10,286)	$18,123	$9,168	$(1,331)

INTEREST RATE SWAPS

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.700%	Maturity	04/05/2018	$820,000	$0	$(159)	$0	$(159)
Pay		3-Month MTGEFNCL versus USSW10 Index Spread	0.690%	Maturity	04/19/2018	350,000	0	(10)	0	(10)
SAL	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.700%	Maturity	04/04/2018	1,000,000	0	(199)	0	(199)
Pay		3-Month MTGEFNCL versus USSW10 Index Spread	0.698%	Maturity	04/12/2018	1,690,000	0	(231)	0	(231)
Pay		3-Month MTGEFNCL versus USSW10 Index Spread	0.640%	Maturity	07/12/2018	470,000	0	345	345	0

							$0	$(254)	$345	$(599)

Total Swap Agreements							$(30,903)	$45,111	$16,138	$(1,930)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (5)
AZD	$203	$0	$0	$203	$(311)	$0	$0	$(311)	$(108)	$346	$238
BOA	28,965	5,294	1,167	35,426	(69,570)	(7,098)	0	(76,668)	(41,242)	38,859	(2,383)
BPS	9,318	0	241	9,559	(36,670)	(1,112)	0	(37,782)	(28,223)	34,393	6,170
BRC	938	0	509	1,447	(2,337)	0	(1,320)	(3,657)	(2,210)	3,207	997

36	See Accompanying Notes

March 31, 2018

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (5)
BSH	$8,976	$0	$0	$8,976	$(22,442)	$0	$0	$(22,442)	$(13,466)	$0	$(13,466)
CBK	12,539	0	3,004	15,543	(48,065)	(199)	0	(48,264)	(32,721)	45,491	12,770
DUB	5,766	0	401	6,167	(6,462)	(229)	0	(6,691)	(524)	3,652	3,128
FAR	0	0	0	0	0	(2,045)	0	(2,045)	(2,045)	1,769	(276)
FBF	1,317	0	0	1,317	(10,421)	(671)	0	(11,092)	(9,775)	2,027	(7,748)
GLM	24,903	14,377	0	39,280	(85,428)	(21,730)	0	(107,158)	(67,878)	82,507	14,629
GSC	0	0	0	0	0	(1,716)	0	(1,716)	(1,716)	1,519	(197)
GST	0	0	8,955	8,955	0	(65)	(8)	(73)	8,882	(8,890)	(8)
HUS	32,337	0	61	32,398	(40,377)	0	0	(40,377)	(7,979)	12,371	4,392
IND	7,485	0	0	7,485	(38)	0	0	(38)	7,447	(11,760)	(4,313)
JPM	25,677	161	40	25,878	(93,827)	(1,211)	0	(95,038)	(69,160)	58,538	(10,622)
JPS	0	0	137	137	0	0	(172)	(172)	(35)	0	(35)
MEI	0	0	549	549	0	0	0	0	549	(580)	(31)
MSB	3,356	0	0	3,356	(50,476)	(3,236)	0	(53,712)	(50,356)	61,999	11,643
MYC	0	8,823	729	9,552	0	(8,575)	0	(8,575)	977	(3,445)	(2,468)
NAB	556	0	0	556	(501)	0	0	(501)	55	0	55
NGF	5,730	0	0	5,730	(8,329)	0	0	(8,329)	(2,599)	3,718	1,119
RBC	1,252	0	0	1,252	(2,008)	0	0	(2,008)	(756)	430	(326)
RYL	1	0	0	1	(1,140)	(1,354)	0	(2,494)	(2,493)	(348)	(2,841)
SAL	0	0	345	345	0	(1,620)	(430)	(2,050)	(1,705)	2,199	494
SCX	7,598	0	0	7,598	(78,022)	0	0	(78,022)	(70,424)	75,539	5,115
SOG	2,175	0	0	2,175	(10,039)	0	0	(10,039)	(7,864)	3,587	(4,277)
SSB	10,015	0	0	10,015	(12,438)	0	0	(12,438)	(2,423)	2,642	219
TOR	820	0	0	820	(47,156)	0	0	(47,156)	(46,336)	48,800	2,464
UAG	10,712	0	0	10,712	(52,492)	0	0	(52,492)	(41,780)	31,308	(10,472)

Total Over the Counter	$200,639	$28,655	$16,138	$245,432	$(678,549)	$(50,861)	$(1,930)	$(731,340)

(s)

Securities with an aggregate market value of $523,853 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$328	$328
Futures	0	0	0	0	58,108	58,108
Swap Agreements	0	7,278	0	0	5,829	13,107

	$0	$7,278	$0	$0	$64,265	$71,543

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$200,639	$0	$200,639
Purchased Options	0	161	0	0	28,494	28,655
Swap Agreements	0	15,793	0	0	345	16,138

	$0	$15,954	$0	$200,639	$28,839	$245,432

	$0	$23,232	$0	$200,639	$93,104	$316,975

See Accompanying Notes	37

Schedule of Investments PIMCO Total Return Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1,626	$1,626
Futures	0	0	0	0	53,807	53,807
Swap Agreements	0	249	0	0	22,710	22,959

	$0	$249	$0	$0	$78,143	$78,392

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$678,549	$0	$678,549
Written Options	0	1,962	0	10,630	38,269	50,861
Swap Agreements	0	1,331	0	0	599	1,930

	$0	$3,293	$0	$689,179	$38,868	$731,340

	$0	$3,542	$0	$689,179	$117,011	$809,732

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(5,402)	$(5,402)
Written Options	0	0	0	0	10,046	10,046
Futures	0	0	0	0	(222,793)	(222,793)
Swap Agreements	0	16,755	0	0	185,756)	(169,001)

	$0	$16,755	$0	$0	$(403,905)	$(387,150)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,534,638)	$0	$(1,534,638)
Purchased Options	0	0	0	(254)	(9,394)	(9,648)
Written Options	0	0	0	146,708	19,979	166,687
Swap Agreements	0	33,904	0	0	(300)	33,604

	$0	$33,904	$0	$(1,388,184)	$10,285	$(1,343,995)

	$0	$50,659	$0	$(1,388,184)	$(393,620)	$(1,731,145)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$2,010	$2,010
Written Options	0	0	0	0	1,206	1,206
Futures	0	0	0	0	(96,123)	(96,123)
Swap Agreements	0	3,611	0	0	187,017	190,628

	$0	$3,611	$0	$0	$94,110	$97,721

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$505,224	$0	$505,224
Purchased Options	0	(52)	0	0	(8,566)	(8,618)
Written Options	0	1,284	0	1,171	(3,118)	(663)
Swap Agreements	0	(6,588)	0	0	(254)	(6,842)

	$0	$(5,356)	$0	$506,395	$(11,938)	$489,101

	$0	$(1,745)	$0	$506,395	$82,172	$586,822

38	See Accompanying Notes

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$491,780	$76,185	$567,965
Corporate Bonds & Notes
Banking & Finance	0	17,116,114	99,216	17,215,330
Industrials	0	2,222,114	37,240	2,259,354
Utilities	0	797,140	0	797,140
Municipal Bonds & Notes
Alabama	0	13,189	0	13,189
California	0	81,747	0	81,747
Connecticut	0	182	0	182
Georgia	0	62,873	0	62,873
Illinois	0	62,480	0	62,480
Iowa	0	23,039	0	23,039
Massachusetts	0	17,122	0	17,122
Michigan	0	274	0	274
New Jersey	0	3,357	0	3,357
New York	0	5,747	0	5,747
Ohio	0	3,933	0	3,933
Pennsylvania	0	9,741	0	9,741
Rhode Island	0	194	0	194
South Carolina	0	938	0	938
Texas	0	6,821	0	6,821
West Virginia	0	131,950	0	131,950
U.S. Government Agencies	0	34,037,107	1,047	34,038,154
U.S. Treasury Obligations	0	9,158,681	0	9,158,681
Non-Agency Mortgage-Backed Securities	0	5,488,015	2,405,936	7,893,951
Asset-Backed Securities	0	7,467,561	466,285	7,933,846
Sovereign Issues	0	3,750,050	0	3,750,050
Common Stocks
Consumer Discretionary	84	0	0	84
Preferred Securities
Banking & Finance	0	4,240	0	4,240
Short-Term Instruments

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Certificates of Deposit	$129,900	$363,468	$0	$493,368
Commercial Paper	0	2,088,503	0	2,088,503
Repurchase Agreements	0	18,968	0	18,968
Short-Term Notes	0	364,189	32,625	396,814
Argentina Treasury Bills	0	628,733	0	628,733
France Treasury Bills	0	36,793	0	36,793
Germany Treasury Bills	0	6,892	0	6,892
Greece Treasury Bills	0	861,615	0	861,615
Italy Treasury Bills	0	427,428	0	427,428
Japan Treasury Bills	0	11,216,024	0	11,216,024
Nigeria Treasury Bills	0	52,036	0	52,036
Spain Treasury Bills	0	44,692	0	44,692
U.K. Treasury Bills	0	395,191	0	395,191
U.S. Treasury Bills	0	739,664	0	739,664
	$129,984	$98,200,585	$3,118,534	$101,449,103

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,209,977	$0	$0	$13,209,977
Total Investments	$13,339,961	$98,200,585	$3,118,534	$114,659,080

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(27,231)	$0	$(27,231)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	58,115	13,428	0	71,543
Over the counter	0	245,432	0	245,432
	$58,115	$258,860	$0	$316,975

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(53,807)	(24,585)	0	(78,392)
Over the counter	0	(731,340)	0	(731,340)
	$(53,807)	$(755,925)	$0	$(809,732)
Total Financial Derivative Instruments	$4,308	$(497,065)	$0	$(492,757)

Totals	$13,344,269	$97,676,289	$3,118,534	$114,139,092

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2018 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$77,593	$76,457	$(78,000)	$0	$0	$135	$0	$0	$76,185	$119
Corporate Bonds & Notes
Banking & Finance	133,024	81,504	(3,492)	(261)	269	(360)	0	(111,468)	99,216	2,663
Industrials	6,530	36,946	(3,264)	0	(53)	(373)	0	(2,546)	37,240	(312)
U.S. Government Agencies	23,722	0	(4,515)	2	(4)	173	0	(18,331)	1,047	0
Non-Agency Mortgage-Backed Securities	317,304	2,364,837	(290,614)	3	557	16,201	0	(2,352)	2,405,936	15,660
Asset-Backed Securities	152,802	465,902	(65,494)	(6)	(14)	759	0	(87,664)	466,285	693
Short-Term Instruments
Short-Term Notes	0	32,625	0	0	0	0	0	0	32,625	0

	$710,975	$3,058,271	$(445,379)	$(262)	$755	$16,535	$0	$(222,361)	$3,118,534	$18,823

Financial Derivative Instruments - Liabilities
Over the counter	$(60)	$0	$(186)	$0	$186	$60	$0	$0	$0	$0

Totals	$710,915	$3,058,271	$(445,565)	$(262)	$941	$16,595	$0	$(222,361)	$3,118,534	$18,823

See Accompanying Notes	39

Schedule of Investments PIMCO Total Return Fund (Cont.)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2018	Valuation Technique	Unobservable Inputs	Input Value(r) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$12,433	Other Valuation Techniques (3)	—	—
	58,769	Proxy Pricing	Base Price	98.850 - 100.000
	4,983	Third Party Vendor	Broker Quote	100.250 - 100.375
Corporate Bonds & Notes
Banking & Finance	2	Other Valuation Techniques (3)	—	—
	82,948	Proxy Pricing	Base Price	100.000
	16,267	Reference Instrument	OAS Spread	490.400 bps
Industrials	36,547	Reference Instrument	Yield	9.773
	693	Third Party Vendor	Broker Quote	107.300
U.S. Government Agencies	1,047	Proxy Pricing	Base Price	97.940 - 99.226
Non-Agency Mortgage-Backed Securities	18,357	Proxy Pricing	Base Price	$603,897.180
	1,836,405	Proxy Pricing	Base Price	33.930 - 102.033
	551,173	Third Party Vendor	Broker Quote	86.125 - 92.431
Asset-Backed Securities	218,198	Proxy Pricing	Base Price	97.917 -100.000
	248,087	Third Party Vendor	Broker Quote	99.994 - 100.000
Short-Term Instruments
Short-Term Notes	32,625	Third Party Vendor	Broker Quote	100.000

Total	$3,118,534

(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

40	See Accompanying Notes

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Total Return Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of investments, of PIMCO Total Return Fund (one of the funds constituting PIMCO Funds, referred to hereafter as the “Fund”) as of March 31, 2018, the related statement of operations for the year ended March 31, 2018, the statement of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2018 (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of March 31, 2018 (collectively referred to as the “financial statements”).

In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2018 and the financial highlights for each of the five years in the period ended March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

May 24, 2018

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	GRE	RBS Securities, Inc.	NXN	Natixis New York
BOM	Bank of Montreal	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOS	Banc of America Securities LLC	GST	Goldman Sachs International	RCY	Royal Bank of Canada
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
BSH	Banco Santander S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank
BSN	Bank of Nova Scotia	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale
CBK	Citibank N.A.	JPS	JP Morgan Securities, Inc.	SSB	State Street Bank and Trust Co.
CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	TOR	Toronto Dominion Bank
FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International	NAB	National Australia Bank Ltd.	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	IDR	Indonesian Rupiah	NZD	New Zealand Dollar
AUD	Australian Dollar	ILS	Israeli Shekel	RUB	Russian Ruble
BRL	Brazilian Real	INR	Indian Rupee	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CHF	Swiss Franc	KRW	South Korean Won	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	TRY	Turkish New Lira
DKK	Danish Krone	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EUR	Euro	NGN	Nigerian Naira	USD (or $)	United States Dollar
GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	MSE	Montreal Stock Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	CPI	Consumer Price Index	LIBOR06M	6 Month USD-LIBOR
ABX.HE	Asset-Backed Securities Index - Home Equity	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LIBOR12M	12 Month USD-LIBOR
BADLARPP	Argentina Badlar Floating Rate Notes	D11COF	Cost of Funds - 11th District of San Francisco	MCDX	Municipal Bond Credit Derivative Index
BP0001M	1 Month GBP-LIBOR	EUR003M	3 Month EUR Swap Rate	MTGEFNCL	FNMA 30-Year Coupon Index
BP0003M	3 Month GBP-LIBOR	EUR006M	6 Month EUR Swap Rate	PRIME	Daily US Prime Rate
BP0006M	6 Month GBP-LIBOR	H15BIN6M	6 Month US Treasury Bill Auction Investment Rate	T1Y	1 Year Treasury
CDX.HY	Credit Derivatives Index - High Yield	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	US0001M	1 Month USD Swap Rate
CDX.IG	Credit Derivatives Index - Investment Grade	H15T3Y	3 Year US Treasury Yield Curve Constant Maturity Rate	US0003M	3 Month USD Swap Rate
CMBX	Commercial Mortgage-Backed Index	H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate	US0006M	6 Month USD Swap Rate
COF 11	Cost of Funds - 11th District of San Francisco	LIBOR01M	1 Month USD-LIBOR	US0012M	12 Month USD Swap Rate
COF FD	Cost of Funds - Federal	LIBOR03M	3 Month USD-LIBOR	USSW10	10 Year USSW Rate

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
AID	Agency International Development	CMBS	Collateralized Mortgage-Backed Security	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	CPI	Collateralized Mortgage-Backed Security	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	DAC	Designated Activity Company	TBA	To-Be-Announced
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	FDIC	Federal Deposit Insurance Corp.	TBD%	Interest rate to be determined when loan settles
BTP	Buoni del Tesoro Poliennali	LIBOR	London Interbank Offered Rate	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
CDI	Brazil Interbank Deposit Rate	OAT	Obligations Assimilables du Trésor	YOY	Year-Over-Year
CDO	Collateralized Debt Obligation

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date: May 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date: May 28, 2019

By:	/s/ Trent W. Walker

Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: May 28, 2019